As filed with the Securities and Exchange Commission on May 2, 2001
 File No. 333-52290
 File No. 811-8994


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 1  [X]

Post-Effective Amendment No.   [ ]

              AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   9              [X]

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
(Exact Name of Registrant)

KANSAS CITY LIFE INSURANCE COMPANY
(Name of Depositor)

3520 Broadway
Kansas City, Missouri  64111-2565
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number: (816) 753-7000


C. John Malacarne
3520 Broadway
Kansas City, Missouri  64111-2565
(Name and Address of Agent for Service of Process)



Copy to:
Stephen E. Roth, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415




Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

Title of securities being registered:  Individual Flexible Premium Deferred
                                       Variable Annuity Contracts

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the commission, acting pursuant to said Section 8(a), may determine.




         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       Kansas City Life Insurance Company
         through the Kansas City Life Variable Annuity Separate Account
                Home Office:                           Correspondence to:
               3520 Broadway                        Variable Administration
      Kansas City, Missouri 64111-2565                   P.O. Box 219364
         Telephone: (816) 753-7000              Kansas City, Missouri 64121-9364
                                                    Telephone: (800) 616-3670




This Prospectus describes an individual flexible premium deferred variable annuity contract (the "Contract") offered by Kansas City Life Insurance Company ("Kansas City Life"). We have provided a Definitions section at the beginning of this Prospectus for your reference as you read.

The Contract is designed to meet investors' long-term investment needs. The Contract also provides you the opportunity to allocate premiums to one or more divisions ("Subaccount") of Kansas City Life Variable Annuity Separate Account ("Variable Account") or the Fixed Account. The assets of each Subaccount are invested in a corresponding portfolio of a designated mutual fund ("Funds") as follows:

MFS Variable Insurance TrustSM                               Manager
     MFS Emerging Growth Series                               MFS Investment Management
     MFS Research Series
     MFS Total Return Series
     MFS Utilities Series
     MFS Global Governments Series
     MFS Bond Series

American Century Variable Portfolios                          Manager
     American Century VP Capital Appreciation                 American Century Investment Management, Inc.
     American Century VP Income & Growth
     American Century VP International
     American Century VP Value

Federated Insurance Series                                    Manager
     Federated American Leaders Fund II                       Federated Investment Management Company
     Federated High Income Bond Fund II                       Federated Investment Management Company
     Federated Prime Money Fund II                            Federated Investment Management Company
     Federated International Small Company Fund II            Federated Global Investment Management Corporation

Dreyfus Variable Investment Fund                              Manager
     Appreciation Portfolio                                   The Dreyfus Corporation
       Small Cap Portfolio                                    Sub-Investment Adviser for Appreciation Portfolio:
                                                              Fayez Sarofim & Co.

Dreyfus Stock Index Fund                                      Manager
                                                              The Dreyfus Corporation
                                                              Index Fund Manager:  Mellon Equity Associates

The Dreyfus Socially Responsible Growth Fund, Inc.            Manager
                                                              The Dreyfus Corporation
                                                              Sub-Investment Adviser: NCM Capital Management Group, Inc.

J.P. Morgan Series Trust II                                   Manager
     J.P. Morgan U.S. Disciplined Equity Portfolio            J.P. Morgan Investment Management Inc.
     J.P. Morgan Small Company Portfolio




Franklin Templeton Variable Insurance Products Trust                     Manager
     Templeton International Securities Fund (Class 2)                   Templeton Investment Counsel, Inc.
     Franklin Small Cap Fund (Class 2)                                   Franklin Advisers, Inc.
     Franklin Real Estate Fund (Class 2)                                 Franklin Advisers, Inc.
     Templeton Developing Markets Securities Fund (Class 2)              Templeton Asset Management Ltd.

Calamos Advisors Trust                                                   Manager
     Calamos Convertible Portfolio                                       Calamos Asset Management,Inc.

AIM Variable Insurance Funds                                             Manager
AIM V.I. Dent Demographic Trends Fund                                    A I M Advisors, Inc.
AIM V.I. New Technology Fund
AIM V.I. Value Fund

Seligman Portfolios, Inc.                                              Manager
Seligman Capital Portfolio (Class 2)                                   J. & W. Seligman & Co. Incorporated
Seligman Communications and Information Portfolio (Class 2)

The accompanying prospectuses for the Funds describe these portfolios. The value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds. You bear the entire investment risk of amounts allocated to the Variable Account. Another choice available for allocation of premiums is our Fixed Account. The Fixed Account is part of Kansas City Life's general account. It pays interest at declared rates guaranteed to equal or exceed 3%.

This Prospectus provides basic information about the Contract and the Variable Account that you should know before investing. The Statement of Additional Information contains more information about the Contract and the Variable Account. The date of the Statement of Additional Information is the same as this Prospectus and is incorporated by reference. We show the Table of Contents for the Statement of Additional Information on page 36 of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling us at the address or telephone number shown above.

The Securities and Exchange Commission maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the
Securities   and   Exchange   Commission.   The   address   of   the   site   is
http://www.sec.gov.

If you already have a variable annuity contract, you should consider whether or not purchasing another contract as a replacement for an existing contract is advisable.






This Prospectus and the accompanying Fund prospectuses provide important information you should have before deciding to purchase a Contract. Please keep for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves certain risks including the loss of Premium Payments (principal).





                      The date of this Prospectus is May 21, 2001.


                               PROSPECTUS CONTENTS



DEFINITIONS....................................................................1

HIGHLIGHTS.....................................................................3
   The Contract................................................................3
   Charges and Deductions......................................................4
   Annuity Provisions..........................................................6
   Federal Tax Status..........................................................6

TABLE OF EXPENSES..............................................................6

CONDENSED FINANCIAL INFORMATION...............................................16

KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS..........................17
   Kansas City Life Insurance Company............................... .........17
   Kansas City Life Variable Annuity Separate Account.........................17
   The Funds..................................................................17
   Resolving Material Conflicts...............................................21
   Addition, Deletion or Substitution of Investments..........................21
   Voting Rights..............................................................22

DESCRIPTION OF THE CONTRACT...................................................22
   Purchasing a Contract......................................................22
   Replacement of Existing Insurance..........................................22
   Free-Look Period...........................................................23
   Allocation of Premiums.....................................................23
   Determination of Contract Value............................................24
   Variable Account Value.....................................................24
   Transfer Privilege.........................................................25
   Dollar Cost Averaging Plan.................................................25
   Portfolio Rebalancing Plan.................................................26
   Partial and Full Cash Surrenders...........................................26
   Contract Termination.......................................................27
   Contract Loans.............................................................28
   Death Benefit Before Maturity Date.........................................29
   Proceeds on Maturity Date..................................................30
   Payments...................................................................31
   Modifications..............................................................31
   Reports to Contract Owner..................................................32
   Telephone Authorizations...................................................32

THE FIXED ACCOUNT.............................................................32
   Minimum Guaranteed and Current Interest Rates..............................32
   Calculation of Fixed Account Value.........................................33
   Transfers from Fixed Account...............................................33
   Delay of Payment...........................................................33

CHARGES AND DEDUCTIONS........................................................33
   Surrender Charge (Contingent Deferred Sales Charge)........................33
   Transfer Processing Fee....................................................34
   Administrative Charges.....................................................35
   Mortality and Expense Risk Charge..........................................35
   Premium Taxes..............................................................35
   Reduced Charges for Eligible Groups........................................35
   Other Taxes................................................................36
   Investment Advisory Fees and Other Expenses of the Funds...................36

PAYMENT OPTIONS...............................................................36
   Election of Options........................................................37
   Description of Options.....................................................37

YIELDS AND TOTAL RETURNS......................................................37
   Yields.....................................................................37
   Total Returns..............................................................38
   Benchmarks and Ratings.....................................................38

FEDERAL TAX STATUS............................................................39
   Introduction...............................................................39
   Taxation of Non-Qualified Contracts........................................39
   Taxation of Qualified Contracts............................................40
   Possible Tax Law Changes...................................................41

DISTRIBUTION OF THE CONTRACTS.................................................41

LEGAL PROCEEDINGS.............................................................42

COMPANY HOLIDAYS..............................................................42

FINANCIAL STATEMENTS..........................................................42

CONDENSED FINANCIAL INFORMATION...............................................43

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.........................47



DEFINITIONS

Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Definition Section.

Annuitant                        The person on whose life the Contract's annuity benefit is based.

Beneficiary                      The person you designate to receive any proceeds payable under the Contract at your death or the death of the Annuitant.

Cash Surrender Value             The Contract Value less any applicable surrender charge, loan balance and premium taxes payable.

Contract Date                    The date from which Contract Months, Years, and Anniversaries are measured.

Contract Value                   The sum of the Variable Account Value and the Fixed Account Value.

Contract Year                    Any period of twelve months starting with the Contract Date or any contract anniversary.

Fixed Account                    An account that is one option we offer for allocation of your premiums.  It is part of our general account and is not part of or dependent on the investment performance of the Variable Account.

Fixed Account Value              Measure of value accumulating in the Fixed Account.

Guaranteed Minimum               This Contract provides for a Base Guaranteed Minimum Death Benefit.  In addition, there are two
Death Benefit Option             enhanced death benefit options available under the Contract.  The two options provide different levels of death benefit guarantees.  The two options have different issue requirements and expense charges associated with them.  These Guaranteed Minimum Death Benefit options are available only in the states where we have received regulatory approval.

Issue Age                        The Annuitant's age on his/her last birthday as of or on the Contract Date.

Life Payment Option              A payment option based upon the life of the Annuitant.

Maturity Date                    The date when the Contract terminates and we either  pay the proceeds under a payment option or pay you the Cash Surrender Value in a lump sum.  The latest Maturity Date is the later of the contract anniversary following the Annuitant's 85th birthday and the tenth contract anniversary.
                                 (Certain states and Qualified Contracts may place additional restrictions on the maximum Maturity
                                 Date.)

Monthly Anniversary Day          The same day of each month as the Contract Date, or the last day of the month for those months not having such a day.

Non-Life Payment Option          A payment option that is not based upon the life of the Annuitant.

Non-Qualified Contract           A Contract that is not a "Qualified Contract."

Owner                            The person entitled to exercise all rights and privileges provided in the Contract.  The terms
                                 "you" and "your" refer to the Owner.

Premium Year                     Refers to the 12-month period following the date we credit a particular premium to your Contract.
                                 This measure of time is important in calculating the surrender charge applicable to the Contract.

Proceeds                         The total amount we are obligated to pay.

Qualified Contract               A Contract issued in connection with plans that qualify for special federal income tax treatment under sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

Subaccount                       The divisions of the Variable Account.  The assets of each Subaccount are invested in a portfolio of a designated Fund.

Valuation Day                    Each day the New York Stock Exchange is open for business.

Valuation Period                 The interval of time beginning at the close of business on one Valuation Day and ending at the close of business on the next Valuation Day.

Variable Account Value           The Variable Account Value is equal to the sum of all Subaccount Values of a Contract.

Written Notice                   A written request or notice in a form satisfactory to us that is signed by the Owner and received at the Home Office.



HIGHLIGHTS

The Contract

     Who Should Invest. The Contract is designed for investors seeking long-term tax-deferred accumulation of funds. The goal for this accumulation is generally retirement, but may be for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal income tax brackets. We offer the Contract as both a Qualified Contract and a Non-Qualified Contract. (See "FEDERAL TAX STATUS," page 39.) Tax favored arrangements, including IRAs and Roth IRAs, should carefully consider the costs and benefits of the Contracts (including annuity income benefits) before purchasing the Contract, since the tax arrangement itself provides for tax-sheltered growth.

     The Contract. The Contract is an individual flexible premium deferred variable annuity. In order to purchase a Contract, you must complete an application and submit it to us through a licensed Kansas City Life representative, who is also a registered representative of Sunset Financial Services, Inc. ("Sunset Financial"). You must pay the minimum initial premium. The maximum Issue Age is 80. (See "Purchasing a Contract," page 22.)

     Free-Look Period. You have the right to cancel your Contract and receive a refund if you return the Contract within 10 days after you receive it. The amount returned to you will vary depending on your state. (See "Free-Look Period," page 23.)

     Premiums. The minimum amount that we will accept as an initial premium is $10,000. You may pay additional premiums must at any time during the Annuitant's lifetime and before the Maturity Date. The minimum premium allowed after the initial premium is $50. (See "Purchasing a Contract," page 22.) We reserve the right to waive the $10,000 minimum premium requirement for certain corporate markets contracts.

     Premium Allocation. You direct the allocation of premium payments among the Subaccounts of the Variable Account and/or the Fixed Account. In the Contract application, you specify the percentage of a premium, in whole numbers, you want allocated to each Subaccount and/or to the Fixed Account. We will invest the assets of each Subaccount in a corresponding Portfolio of a designated Fund. The Contract Value, except for amounts in the Fixed Account, will vary according to the investment performance of the Subaccounts. We will credit interest to amounts in the Fixed Account at a guaranteed minimum rate of 3% per year. We may declare a higher current interest rate.

The sum of your allocations must equal 100%. We have the right to limit the number of Subaccounts to which you allocate premiums (not applicable to Texas Contracts). We will never limit the number to less than 15. You can change the allocation percentages at any time by sending Written Notice. You can make changes in your allocation by telephone if you have provided proper authorization. (See "Telephone Authorizations," page 32.) The change will apply to the premium payments received with or after receipt of your notice.

We will allocate the initial premium to the Federated Prime Money Fund II Subaccount for a 15-day period in states that:
     o    require premium payments to be refunded under the free-look provision;
          or
     o require the greater of premium payments or Contract Value to be refunded under the free-look provision.

At the end of that period, we will allocate the amount in the Federated Prime Money Fund II Subaccount to the Subaccounts and Fixed Account according to your allocation instructions. (See "Allocation of Premiums," page 23.)

     Transfers. After the free look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account. Certain restrictions apply. The first six transfers during a Contract Year are free. After the first six transfers, we will assess a $25 transfer-processing fee. (See "Transfer Privilege," page 25.)

     Full and Partial Surrender. You may surrender all or part of the Cash Surrender Value (subject to certain limitations) any time before the earlier of:
     o    the date that the Annuitant dies; or
     o    the Maturity Date.


Sub-account Bonus. There are two bonuses that will be credited to the Variable Account Value. We credit the first bonus on each Monthly Anniversary Date where the Contract Value greater than or equal to $100,000 on that day. The monthly amount of this bonus equals .0125% of the Variable Account Value, which equals
 .15% on an annualized basis.
     We credit a second bonus on all policies, regardless of size. After the eighth Contract Year, we credit this bonus each Monthly Anniversary Date to the Variable account Value. The monthly amount of this bonus equals 0.01665% of the Variable Account Value, which equals .20% on an annualized basis.
     Both of the bonuses are guaranteed. We will not attempt to recapture the bonus at any time, including upon surrender, death or election of an annuity option. Each of the bonuses, if applicable, is paid on the Variable Account Value on the Monthly Anniversary Date.

     Death Benefit. If the Annuitant dies before the Maturity Date while the Contract is in force, the Beneficiary will receive a death benefit. The death benefit will be calculated depending upon which Guaranteed Death Benefit Option is in effect on the Contract at the date of death. There is a base Guaranteed Minimum Death Benefit Option, or at issue, one of two enhanced options may be chosen. There is a charge assessed each month if one of the enhanced options is selected. There are three Guaranteed Minimum Death Benefit Options available as follows:
     o    Base Guaranteed Minimum Death Benefit Option;
     o    Annual Ratchet Guaranteed Minimum Death Benefit Option; and
     o    Enhanced Combination Guaranteed Minimum Death Benefit Option.

The issue requirements and the Monthly Guaranteed Minimum Death Benefit Expense Charges varies for each Guaranteed Minimum Death Benefit Option. (See "Death Benefit Before Maturity Date" on page 36.)

The minimum death benefit (Base Guaranteed Minimum Death Benefit Option) is equal to the greater of:
     o premiums paid, proportionately adjusted for any surrenders (including applicable surrender charges) less any loan balance; and
     o    the Contract Value on the date we receive proof of Annuitant's death.

If you die before the Maturity Date, the Contract Value (or, if the Owner is also the Annuitant, the death benefit) must generally be distributed to the Beneficiary within five years after the date of the Owner's death. (See "Death Benefit Before Maturity Date," page 29.)

The Guaranteed Minimum Death Benefit is paid to the Beneficiary at the death of the Annuitant. If the Owner, who is not the same as the Annuitant, predeceases the Annuitant, the Cash Surrender Value of the contract will be paid to the Beneficiary.

Death Proceeds are taxable and generally are included in the income of the recipient as follows:
     o If received under a payment option, they are taxed in the same manner as annuity payments.
     o If distributed in a lump sum, they are taxed in the same manner as a full surrender.

Charges and Deductions

The following charges and deductions apply to the Contract:

     Surrender Charge. We do not deduct a charge for sales expenses from premiums at the time they are paid. However, we will apply a surrender charge to a Premium for surrenders or partial surrenders and, in certain cases, on annuitization occurring during the first eight years following a premium payment.

The surrender charge is calculated as a percentage of your premium payment being surrendered or withdrawn during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is applied. The surrender charge percentages are shown below.

-------------------- ---------- ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
Premium Years            1          2         3          4          5          6         7          8         9+
-------------------- ---------- ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
-------------------- ---------- ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
Charge (%)              8.0        8.0       7.0        6.0        5.0        4.0       3.0        2.0         0
-------------------- ---------- ---------- --------- ---------- ---------- ---------- --------- ---------- ----------

Each premium payment has its own surrender charge period. When you make a withdrawal, we assume that the oldest premium payment is being withdrawn first so that the lowest surrender charge is deducted from the amount withdrawn. After eight (8) complete Premium Years from the date you make a premium payment, no surrender charge will be assessed if you withdraw or surrender that premium payment. The total surrender charge at a given time will be the sum of the surrender charges applicable to each premium that has been paid.

Subject to certain restrictions, the first withdrawal up to 10% of the Contract Value per Contract Year will not be subject to a surrender charge. (See "Transfers from Fixed Account," page 33.)


     Annual Administration Fee. We will deduct an annual administration fee of $30 from the Contract Value for administrative expenses at the beginning of each Contract Year. We will waive this fee for Contracts with Contract Values of $50,000 or more. (See "Administrative Charges," page 35.)

     Transfer Processing Fee. The first six transfers of amounts in the Subaccounts and the Fixed Account each Contract Year are free. We assess a $25 transfer-processing fee for each additional transfer during a Contract Year. (See "Transfer Processing Fee," page 34.)

     Asset-Based Administration Charge. We deduct a daily asset-based administration charge for expenses we incur in administration of the Contract. Prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%. (See "Administrative Charges," page 35.)

     Mortality and Expense Risk Charge. We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. Prior to the Maturity Date, we deduct this charge from the assets of the Variable Account at an annual rate of 1.25%. (See "Mortality and Expense Risk Charge", page 34)

     Monthly Guaranteed Minimum Death Benefit Expense Charge. If a Guaranteed Minimum Death Benefit option other than the base provision is selected, there is an additional charge. The amount of this charge varies depending on the Guaranteed Minimum Death Benefit Option you have elected, as follows:
     o    Base Guaranteed Minimum Death Benefit Option: no additional charge
     o Annual Ratchet Guaranteed Minimum Death Benefit Option: A Monthly charge of .01665% of the Variable Account Value is deducted from the Variable Account Value on the Monthly Anniversary Date. This charge equals 0.20% of the Variable Account Value on an annualized basis.
     o Enhanced Combination Guaranteed Minimum Death Benefit Option: A monthly charge of .02912% of Variable Account Value is deducted from the Variable Account Value on the Monthly Anniversary Date. This charge equals 0.35% of Variable Account Value on an annualized basis. (See "Mortality and Expense Risk Charge," page 35)

     Premium Taxes. If state or other premium taxes are applicable to a Contract, we will deduct them either upon surrender or when we apply the proceeds to a payment option. (See "Premium Taxes," page 35.)

     Investment Advisory Fees and Other Expenses of the Funds. The funds deduct investment advisory fees on a daily basis and incur other expenses. The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests. This means that these charges are deducted before we calculate Subaccount Values. Expenses of the Funds are not fixed or specified in the Contract and actual expenses may vary. See the prospectuses for the Funds for specific information about these fees. (See "Investment Advisory Fees and Other Expenses of the Funds" page 36.)

     For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."

Annuity Provisions

     Maturity Date. On the Maturity Date, we will apply the proceeds to the payment option you choose. If you choose a Life Payment Option, the amount of proceeds will be the full Contract Value. If you elect a payment option other than a Life Payment Option or if you elect to receive a lump sum payment, we will apply the Cash Surrender Value. (See "Payment Options," page 36.)

     Payment Options. The payment options are:
     o    Interest Payments (Non-Life Payment Option)
     o    Installments of a Specified Amount (Non-Life Payment Option)
     o    Installments for a Specified Period (Non-Life Payment Option)
     o    Life Income (Life Payment Option)
     o    Joint and Survivor Income (Life Payment Option)

Payments under these options do not vary based on Variable Account performance. (See "Payment Options," page 36.)

Federal Tax Status

Under existing tax law there generally should be no federal income tax on increases in the Contract Value until a distribution under the Contract occurs. A distribution includes an actual distribution of funds such as surrender or annuity payment. However, a distribution also includes certain changes in the Contract such as a pledge or assignment. Generally, all or part of any distribution is taxable as ordinary income. In addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59 1/2 . Special tax rules apply to Qualified Contracts. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Status," page 39.)

TABLE OF EXPENSES

Contract Owner Transaction Expenses

Sales Charge Imposed on Premiums None

     Surrender Charge Note: Subject to certain restrictions, up to 10% of the Contract Value will not be subject to a surrender charge each Contract Year. (See "Surrender Charge," page 33.)

Premium Year                Surrender Charge as Percentage of each premium
                            withdrawn or annuitized under a non-life payment option.

    1                                           8%
    2                                           8
    3                                           7
    4                                           6
    5                                           5
    6                                           4
    7                                           3
    8                                           2
    9 and after                                 0

Transfer Processing Fee   No fee for first six transfers in Contract Year;  $25
                          for each additional transfer during a Contract Year.





Annual Administration Fee   $30 per Contract Year -- Waived if Contract Value is
                            equal to or greater than $50,000.

Variable Account Annual Expenses
  (as a percentage of Variable Account assets)


  Mortality and Expense Risk Charge                     1.25%
  Asset-Based Administration Charge                     0.15%
  Total Variable Account Annual Expenses                1.40%

  Monthly Guaranteed Minimum Death Benefit Expense Charge
  Base Guaranteed Minimum Death Benefit:                            0.00%
  Annual Ratchet Guaranteed Minimum Death Benefit Option:           0.20%
  Enhanced Combination Guaranteed Minimum Death Benefit Option:     0.35%


                                                         MFS                         MFS                      MFS
                                                       Emerging         MFS         Total         MFS        Global       MFS
                                                        Growth       Research       Return     Utilities     Gov't        Bond
                                                        Series        Series        Series      Series       Series      Series
MFS Variable Insurance TrustSM Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)              0.75%          0.75%        0.75%        0.75%       0.75%       0.60%
Other Expenses 1/                                       0.10%          0.10%        0.15%        0.16%       0.32%       0.40%
Total Annual Fund Expenses 1/                           0.85%          0.85%        0.90%        0.91%       1.07%       1.00%
Expense Reimbursement2/                                  _NA_          _NA_          _NA_        _NA_       (0.16%)     (0.24%)
Net Annual Fund Expenses1/                              0.85%          0.85%        0.90%        0.91%       0.91%       0.76%



                                                                  Am Cent         Am Cent VP
                                                                VP Capital         Income &         Am Cent VP     Am Cent
                                                               Appreciation         Growth        International    VP Value
American Century Variable Portfolios Annual Expenses (as a
percentage of average net assets)
Management Fees (Investment Advisory Fees)                         0.98%            0.70%             1.23%           1.00%
Other Expenses 3/                                                  0.00%            0.00%             0.00%           0.00%
Total Annual Fund Expenses3/                                       0.98%            0.70%             1.23%           1.00%



                                                                 Federated        Federated         Federated      Federated
                                                                 American        High Income          Prime        International
                                                                  Leaders            Bond             Money        Small
                                                                  Fund II          Fund II           Fund II       Company
                                                                                                                   Fund II
Federated Insurance Series Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                         0.75%            0.60%             0.50%          1.25%
Rule 12b-1 Fees 4/                                                  NA                NA                NA           0.25%
Shareholder Services Fee 4/                                        0.25%            0.25%             0.25%          0.25%
Other Expenses                                                     0.12%            0.16%             0.19%          4.49% 5/
Total Annual Fund Expenses 4/                                      1.12%            1.01%             0.94%          6.24%
Waiver of Fund Expenses4/                                         (0.25%)          (0.25%)           (0.27%)        (4.74%)
Net Annual Fund Expenses4/                                         0.87%            0.76%             0.67%          1.50%



                                                               Dreyfus           Dreyfus
                                                            Appreciation         Small Cap
                                                             Portfolio -       Portfolio -
                                                          Initial Shares     Initial Shares

Dreyfus Variable Investment Fund Annual Expenses (as a
percentage of average net assets)
Management Fees (Investment Advisory Fees)                      0.75%             0.75%
Other Expenses                                                  0.03%             0.03%
Total Annual Fund Expenses                                      0.78%             0.78%


                                                                      Dreyfus Stock
                                                                       Index Fund -
                                                                         Initial
                                                                        Shares 9/
Dreyfus Stock Index Fund Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                                0.25%
Other Expenses                                                            0.01%
Net Annual Fund Expenses                                                  0.26%



                                                                       The Dreyfus
                                                                        Socially
                                                                       Responsible
                                                                      Growth Fund,
                                                                     Inc. - Initial
                                                                        Shares
The Dreyfus Socially Responsible Growth Fund, Inc.
Annual Expenses (as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                                0.75%
Other Expenses                                                            0.03%
Net Annual Fund Expenses                                                  0.78%



                                                                   JP Morgan             JP Morgan
                                                                     U.S.              Small Company
                                                                  Disciplined            Portfolio
                                                                    Equity
                                                                   Portfolio
J.P. Morgan Series Trust II Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                           0.35%                 0.60%
Other Expenses                                                       0.52%                 0.72%
Total Annual Fund Expenses 6/                                        0.87%                 1.32%
Expense Reimbursement6/                                             (0.02%)               (0.17%)
Net Annual Fund Expenses6/                                           0.85%                 1.15%



                                                                                                                Templeton
                                                                 Templeton                                        Developing
                                                               International    Franklin Small    Franklin Real   Markets
                                                                Securities     Cap Fund (Class     Estate Fund    Securities Fund
                                                               Fund Class 2         2) 7/           (Class 2)     (Class 2) 7/
                                                                    7/
Franklin Templeton Variable Insurance Products Trust Annual
Expenses (as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                         0.67%            0.53%             0.58%            1.25%
Rule 12b-1 Fees                                                    0.25%            0.25%             0.25%            0.25%
Other Expenses                                                     0.20%            0.28%             0.02%            0.31%
Total Annual Fund Expenses                                         1.12%            1.06%             0.85%            1.81%
Management Fee Reduction                                            NA              (.04%)             NA                NA
Net Annual Fund Operating Expense                                  1.12%            1.02%             0.85%            1.81%


                                                                            Calamos
                                                                          Convertible
                                                                           Portfolio
Calamos Advisors Trust Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)                                   0.75%
Other Expenses                                                               2.69%
Total Annual Fund Expenses                                                   3.44%
Expense Reimbursement                                                       (2.44)%
Net Annual Fund Expenses8/                                                   1.00%


                                                 AIM V.I.              AIM V.I.               AIM V.I.
                                                 Dent                  New Technology         Value Fund
                                                 Demographic           Fund
                                                 Trends Fund
A I M Variable Insurance Funds
Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)       0.72% /               1.00%                  0.61%
Other Expenses                                   0.81% /               0.31%                  0.23%
Total Annual Fund Expenses                       1.63%                 1.31%                  0.84%
Waiver of Fund Expenses                         (0.13%)                 NA                     NA
Net Annual Fund Expenses                         1.50%9/10/            1.31%                  0.84%


                                                     Seligman Capital      Seligman Communications
                                                     Portfolio                and Information Portfolio
                                                     (Class 2)                (Class 2)
Seligman Portfolios, Inc. Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)           0.40%                    0.75%
Rule 12b-1 Fees                                      0.25%                    0.25%
Other Expenses                                       0.19%                    0.12%
Total Annual Fund Expenses                           0.84%                    1.12%
Waiver of Fund Expenses                               NA 11/                   NA 11/
Net Annual Fund Expenses                             0.84% 11/                1.12% 11/


Premium taxes, currently ranging up to 3.5%, may be applicable, depending on various states' laws.

The above tables are intended to assist you in understanding the costs and expenses that you will bear, directly or indirectly. The tables reflect expenses of the Variable Account as well as of the Funds. The Contract Owner transaction expenses, annual administration fee, and Variable Account annual expenses are based on charges described in the Contract. The annual expenses for the Funds are expenses for the most recent fiscal year, except as noted below. For a more complete description of the various costs and expenses, see "CHARGES AND
DEDUCTIONS" on page 29 of this Prospectus and the prospectuses for the underlying Funds that accompany it.


     1/ Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:
          0.84% for Emerging Growth Series   0.90% for Utilities  Series
          0.85% for Research Series          0.90% for Global Governments Series
          0.89% for Total Return Series      0.75% for Bond Series


     2/ MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year:
        0.15% for Global Governments Series    0.15% for Bond Series
     These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

     3/ The investment adviser to American Century Variable Portfolios pays all the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. For the services provided to the American Century VP Capital Appreciation Fund, the manager receives an annual fee of 1.00% of the first $500 million of the average net assets of the fund, 0.95% of the next $500 million and 0.90% thereafter. For the services provided to the American Century VP International Fund, the manager receives an annual fee of 1.50% of the first $250 million of the average net assets of the fund, 1.20% of the next $250 million and 1.10% thereafter. For the services provided to the American Century VP Value Fund, the manager receives an annual fee of 1.00% of the first $500 million of the average net assets of the fund, 0.95% of the next $500 million and 0.90% thereafter.

     4/ The Fund did not pay or accrue the shareholder services fee on the Rule 12b-1 fee during the fiscal year ended December 31,2000. The Fund has no present intention of paying or accruing the shareholder service fee during the fiscal year ending December 31, 2001.

     5/ Since the Fund recently commenced operations, Other Expenses is based on estimates for the current year.

     6/ The trust, on behalf of each portfolio, has an Administrative Services Agreement (the "Services Agreement" with Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), under which Morgan Guaranty is responsible for certain aspects of the administration and operation of each portfolio. Under the Service Agreement, each portfolio has agreed to pay Morgan Guaranty a fee based on the percentages described below. If total expenses of each portfolio, excluding the advisory fees, exceed the expense limits of: 0.50% of the average daily net assets of J.P. Morgan U.S. Disciplined Equity Portfolio and 0.55% of the average daily net assets of J.P. Morgan Small Company Portfolio, Morgan Guaranty will reimburse each portfolio for the excess expense amount and receive no fee. Should such expenses be less than the expense limits, Morgan Guaranty's fees would be limited to the difference between such expenses and the fees calculated under the Services Agreement.

     7/ Franklin Small Cap Fund expenses have been restated to reflect a new management fee in effect since May 1, 2000. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's involvement in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees as an order of the Securities Exchange Commission.

     8/ Pursuant to a written agreement the investment manager has voluntarily undertaken to waive fees and/or reimburse portfolio expenses so that the Total Annual Fund Expenses are limited to 1.00% of the portfolio's average net assets. The fee waiver and/or reimbursement is binding on the investment manager through May 31, 2002.

     9/ Expenses have been restated to reflect current fees.

     10/ Expenses have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expenses on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total annual fund operating expenses to 1.50% of average daily net assets until December 31, 2001.

     11/ The manager of Seligman Capital Portfolio and Seligman Communications and Information Portfolio has volumtarily agreed to reimburse "Other Expenses" of the Portfolio to the extent they exceed 0.20% per annum of average daily net assets.

Examples

The following information regarding expenses assumes that the entire Contract Value is in the Variable Account You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the selection of the Enhanced Combination Guaranteed Minimum Death Benefit. The following examples assume that current waivers and reimbursements of fund expenses will remain in effect for the periods shown. These waivers and reimbursements, however, may be terminated at any time, unless otherwise stated.

1. If the Contract is surrendered or is paid out under a Non-Life Payment Option at the end of the applicable time period:



Subaccount                                                1 Year           3 Years           5 Years*         10 Years*
MFS                          EMERGING GROWTH               $98.72          $145.00           $184.80           $296.24
                                 RESEARCH                  $98.72          $145.00           $184.80           $296.24
                               TOTAL RETURN                $99.22          $146.48           $187.26           $301.06
                                UTILITIES                  $99.32          $146.78           $187.75           $302.02
                            GLOBAL GOVERNMENTS             $99.32          $146.78           $187.75           $302.02
                                   BOND                    $97.83          $142.31           $180.34           $287.49

AMERICAN CENTURY            VP CAPITAL APPREC             $100.02          $148.86           $191.19           $308.73
                           VP INCOME AND GROWTH            $97.23          $140.52           $177.36           $281.61
                             VP INTERNATIONAL             $102.51          $156.25           $203.36           $332.24
                                 VP VALUE                 $100.22          $149.45           $177.36           $310.63

FEDERATED                AMERICAN LEADERS FUND II         $100.02          $148.86           $191.19           $308.73
                         HIGH INCOME BOND FUND II          $97.23          $140.52           $177.36           $281.61
                        PRIME MONEY PRIME FUND II         $102.51          $156.25           $203.36           $332.24
                       INTERNATIONAL SMALL COMPANY        $100.22          $149.45           $177.36           $310.63
                                 FUND II

DREYFUS                        APPRECIATION                $98.02          $142.91           $181.33           $289.44
                                SMALL CAP                  $98.02          $142.91           $181.33           $289.44
                                STOCK INDEX                $92.82          $127.26           $155.23           $237.28
                       SOCIALLY RESPONSIBLE GROWTH         $98.02          $142.91           $181.33           $289.44

J.P. MORGAN              U.S. DISCIPLINED EQUITY           $98.72          $145.00           $184.80           $296.24
                              SMALL COMPANY               $101.71          $153.89           $199.48           $324.79

FRANKLIN TEMPLETON    INTERNATIONAL SECURITIES FUND       $101.41          $153.00           $198.02           $321.98
                                 CLASS 2
                         FRANKLIN SMALL CAP FUND          $100.42          $150.05           $193.15           $312.53
                                (CLASS 2)
                        FRANKLIN REAL ESTATE FUND   \      $98.72          $145.00           $184.80           $296.24
                                (CLASS 2)
                       TEMPLETON DEVELOPING MARKETS       $108.26          $173.17           $231.00           $384.39
                        SECURITIES FUND (CLASS 2)
CALAMOS                        CONVERTIBLE                $100.22          $149.45           $192.17           $310.63

AIM                    V.I. DENT DEMOGRAPHIC TRENDS       $105.19          $164.16           $216.33           $356.93
                                   FUND
                         V.I. NEW TECHNOLOGY FUND         $103.30          $158.60           $207.22           $339.64
                             V.I. VALUE FUND               $98.62          $144.70           $184.30           $295.27

SELIGMAN               CAPITAL PORTFOLIO (CLASS 2)         $98.62          $144.70           $184.30           $295.27
                            COMMUNICATIONS AND            $101.41          $153.00           $198.02           $321.98
                       INFORMATION PORTFOLIO (CLASS
                                    2)

2.  If the Contract is not surrendered or is paid out under a Life Payment Option at the end of the applicable time period:

Subaccount                                                 1 Year           3 Years          5 Years*         10 Years*
MFS                          EMERGING GROWTH               $26.72            $82.00          $139.80           $296.24
                                 RESEARCH                  $26.72            $82.00          $139.80           $296.24
                               TOTAL RETURN                $27.22            $83.48          $142.26           $301.06
                                UTILITIES                  $27.32            $83.78          $145.75           $302.02
                            GLOBAL GOVERNMENTS             $27.32            $83.78          $145.75           $302.02
                                   BOND                    $25.83            $79.31          $135.34           $287.49


AMERICAN CENTURY            VP CAPITAL APPREC              $28.02            $85.86          $146.19           $308.73
                           VP INCOME AND GROWTH            $25.23            $77.52          $132.36           $281.61
                             VP INTERNATIONAL              $30.51            $93.25          $158.36           $332.24
                                 VP VALUE                  $28.22            $86.46          $147.17           $310.63

FEDERATED                AMERICAN LEADERS FUND II          $26.92            $82.59          $140.78           $298.17
                         HIGH INCOME BOND FUND II          $25.83            $79.31          $135.34           $287.49
                        PRIME MONEY PRIME FUND II          $24.93            $76.62          $130.87           $278.65
                       INTERNATIONAL SMALL COMPANY  $      $33.19           $101.16          $171.33           $356.93
                                 FUND II

DREYFUS                        APPRECIATION                $26.02            $79.91          $136.33           $289.44
                                SMALL CAP                  $26.02            $79.91          $136.33           $289.44
                                STOCK INDEX                $20.82            $64.26          $110.23           $237.28
                       SOCIALLY RESPONSIBLE GROWTH         $26.02            $79.91          $136.33           $289.44

J.P. MORGAN              U.S. DISCIPLINED EQUITY           $26.72            $82.00          $139.80           $296.24
                              SMALL COMPANY                $29.71            $90.89          $154.48           $324.79

FRANKLIN TEMPLETON    INTERNATIONAL SECURITIES FUND        $29.41            $90.00          $153.02           $321.98
                                 CLASS 2
                         FRANKLIN SMALL CAP FUND           $28.42            $87.05          $148.15           $312.53
                                (CLASS 2)
                        FRANKLIN REAL ESTATE FUND   \      $26.72            $82.00          $139.80           $296.24
                                (CLASS 2)
                       TEMPLETON DEVELOPING MARKETS        $36.26           $110.17          $186.00           $384.39
                        SECURITIES FUND (CLASS 2)

CALAMOS                        CONVERTIBLE                 $28.22            $86.45          $147.17           $310.63

AIM                    V.I. DENT DEMOGRAPHIC TRENDS        $33.19           $101.16          $171.33           $356.93
                                   FUND
                         V.I. NEW TECHNOLOGY FUND          $31.30            $95.60          $162.22           $339.64
                             V.I. VALUE FUND               $26.62            $81.70          $139.30           $295.27

SELIGMAN               CAPITAL PORTFOLIO (CLASS 2)         $26.62            $81.70          $139.30           $295.27
                            COMMUNICATIONS AND             $29.41            $90.00          $153.02           $321.98
                       INFORMATION PORTFOLIO (CLASS
                                    2)

The examples above assume that we assess no transfer charges or premium taxes. The annual administration fee is $30.00 for Contracts with a Contract Value less than $50,000 at the beginning of the Contract Year. There is no administration fee for Contracts with a Contract Value greater than or equal to $50,000 at the beginning of the Contract Year. It is assumed that the average policy size will equal $53,866, resulting in an average administration fee equal to $24.23. This translates the annual administrative fee into an assumed 0.045% charge on a $1,000 investment for the purposes of the examples. The average policy size assumption is based on the $10,000 minimum premium required for this contract and actual sales of Kansas City Life's other variable annuity products.

You should not consider the assumed expenses in the examples to represent past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual rate of return is hypothetical and you should not view it as a representation of past or future annual returns. Actual returns may be greater or less than the assumed amount.

The various Funds themselves provided the expense information regarding the Funds. The Funds and their investment advisers are not affiliated with us. While we have no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, we have not independently verified the figures.

CONDENSED FINANCIAL INFORMATION

Condensed financial information containing the Accumulation Unit Value listing appears at the end of this prospectus.


KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS

Kansas City Life Insurance Company

Kansas City Life Insurance Company is a stock life insurance company organized under the laws of the State of Missouri on May 1, 1895. Kansas City Life is currently licensed to transact life insurance business in 48 states and the District of Columbia.

We are regulated by the Department of Insurance of the State of Missouri as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions. We also file the forms for the Contract described in this Prospectus with insurance officials in each state and jurisdiction in which Contracts are sold.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Kansas City Life Variable Annuity Separate Account

We established the Kansas City Life Variable Annuity Separate Account as a separate investment account under Missouri law on January 23, 1995. This Variable Account supports the Contracts and may be used to support other variable annuity insurance contracts and for other purposes as permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and is a "separate account" within the meaning of the federal securities laws. We have established other separate investment accounts that may also be registered with the SEC.

The Variable Account is divided into Subaccounts. The Subaccounts available under the Contract invest in shares of corresponding fund portfolios. The Variable Account may include other Subaccounts not available under the Contracts and not otherwise discussed in this Prospectus. We own the assets in the Variable Account.

We apply income, gains and losses of a Subaccount (realized or unrealized) without regard to any other income, gains or losses of Kansas City Life or any other separate account. We cannot use Variable Account assets (reserves and other contract liabilities) to cover liabilities arising out of any other business we conduct. We are obligated to pay all benefits provided under the Contracts.

The Funds

Each of the Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. However, the SEC does not supervise their management, investment practices or policies. Each Fund is a series fund-type mutual fund made up of the Portfolios and other series that are not available under the Contracts. The investment objectives of each of the Portfolios is described below.

Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies. Therefore, before choosing Subaccounts, carefully read the individual prospectuses for the Funds along with this Prospectus.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

Not all Funds may be available in all states.


MFS Variable Insurance TrustSM

     MFS Emerging Growth Series (Manager: MFS Investment Management). The Emerging Growth Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital. The Series' policy is to invest primarily (i.e., at least 65% of its assets under normal circumstances) in common stocks of companies that MFS believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

     MFS Research Series  (Manager:  MFS Investment  Management).  The Research
Series seeks to provide long-term growth of capital and future income. The Series' assets are allocated to selected economic sectors and then to industry groups within those sectors.

     MFS Total Return Series (Manager: MFS Investment Management). The Total Return Series seeks to provide above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

     MFS Utilities Series (Manager: MFS Investment Management). The Utilities Series seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities). The Series will seek to achieve its objective by investing, under normal circumstances, at least 65% of its assets in equity and debt securities of both domestic and foreign (including emerging market) companies in the utilities industry.

     MFS Global Governments Series (Manager: MFS Investment Management). The Global Governments Series seeks income and capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in U.S. government securities, foreign government securities, corporate bonds, mortgage-backed securities, asset-backed securities, and derivative securities.

     MFS Bond Series (Manager: MFS Investment Management). The Bond Series seeks primarily to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect Shareholders' capital. Up to 20% of the Series' total assets may be invested in lower-rated or non-rated debt securities commonly known as "junk bonds."

American Century Variable Portfolios, Inc.

     American Century VP Capital Appreciation Portfolio (Manager: American Century Investment Management, Inc.) . The investment objective of American Century VP Capital Appreciation is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in common stocks that are considered by the investment adviser to have better-than-average prospects for appreciation.

     American Century VP Income & Growth(Manager: American Century Investment Management, Inc.) . American Century VP Income & Growth seeks dividend growth, current income and capital appreciation. The fund will seek to achieve its investment objective by investing in common stocks.

     American Century VP International Portfolio (Manager: American Century Investment Management, Inc.) . The investment objective of American Century VP International Portfolio is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency swings.

     American Century VP Value (Manager: American Century Investment Management, Inc.). American Century VP Value seeks long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.

Federated Insurance Series

     Federated American Leaders Fund II. (Manager: Federated Investment Management Company).The primary investment objective of the Federated American Leaders Fund II is to achieve long-term growth of capital. The Fund's secondary objective is to provide income. The Fund pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies, which are generally top-quality, established growth companies.

     Federated High Income Bond Fund II(Manager: Federated Investment Management Company). The investment objective of the Federated High Income Bond Fund II is to seek high current income. The Fund endeavors to achieve its objective by investing primarily in lower-rated corporate debt obligations commonly referred to as "junk bonds."

     Federated International Small Company Fund II (Manager: Federated Global Investment Management Corp). The investment objective is to provide long-term growth of capital. The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.

     Federated Prime Money Fund II(Manager: Federated Investment Management Company). The investment objective of the Federated Prime Money Fund II is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.


Dreyfus Variable Investment Fund

     Appreciation  Portfolio (Manager:  The Dreyfus Corporation;  Sub-Investment
Advisor: Fayez Sarofim & Co.). The portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals the portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase.

     Small Cap Portfolio (Manager: The Dreyfus Corporation). The portfolio seeks to maximize capital appreciation. To pursue this goal, the portfolio primarily invests in small-cap companies with the total market values of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the portfolio holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks, and convertible stocks, including those issued in initial public offerings.

Dreyfus Stock Index Fund
(Manager: The Dreyfus Corporation; Index Fund Manager: Mellon Equity Associates)

The fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of securities. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

The  Dreyfus  Socially  Responsible  Growth  Fund,  Inc.
(Manager: The DreyfusCorporation; Sub-Investment Adviser: NCM Capital Management Group, Inc.)

The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

J.P. Morgan Series Trust II

     J.P. Morgan U.S. Disciplined Equity Portfolio (Manager: J.P. Morgan Investment Management Inc.). J.P. Morgan U.S. Disciplined Equity Portfolio seeks to provide a high total return from a portfolio comprised of selected equity securities. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. The Portfolio invests primarily in the common stocks of U.S. corporations typically represented by the Standard & Poor's 500 Stock Index with market capitalizations above $1.5 billion.

     J.P. Morgan Small Company Portfolio (Manager: J.P. Morgan Investment Management Inc.). The investment objective of J.P. Morgan Small Company Portfolio is to provide a high total return from a portfolio of equity securities of small companies. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations greater than $110 million and less than $1.5 billion.

Franklin Templeton Variable Insurance Products Trust

Effective May 1, 2000, each fund in the Templeton Variable Products Series Fund merged with the similar, corresponding fund of the Franklin Templeton Variable Insurance Products Trust.

     Templeton International Securities Fund (Class 2) (Manager: Templeton Investment Counsel, Inc.). The investment objective of Templeton International Securities Fund is long-term capital growth. The Fund invests in equity securities of companies located outside the United States, including those in emerging markets.

Franklin Small Cap Fund (Class 2) (Manager: Franklin Advisers, Inc.). The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For this Fund, small cap companies are those companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater at the time of purchase.

Franklin Real Estate Fund (Class 2) (Manager: Franklin Advisers, Inc). The Fund's principal investment goal is capital appreciation. Its secondary goal is to earn current income. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of companies operating in the real estate industry.

Templeton Developing Markets Securities Fund (Class 2) (Manager: Templeton Asset Management Ltd.) The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities.


Calamos Advisors Trust
(Manager: Calamos Asset Management, Inc.)

     Calamos Convertible Portfolio (Manager: Calamos Asset Management, Inc.). Calamos Convertible Portfolio seeks current income as its primary objective with capital appreciation as its secondary objective. The Portfolio invests primarily in a diversified portfolio of convertible securities. These convertible securities may be either debt securities (bonds) or preferred stock that are convertible into common stock, and may be issued by both U.S. and foreign companies.

A I M Variable Insurance Funds

     AIM V.I. Dent Demographic Trends Fund (Manager: A I M Advisors, Inc.). The investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends.

     AIM V.I. New Technology Fund (Manager: A I M Advisors, Inc.. formally known as AIM V.I. Telecommunications and Technology Fund). The investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing at least 65% of its total net assets in equity securities of technology and science companies.

     AIM V.I. Value Fund (Manager: A I M Advisors, Inc.). The investment objective is to achieve long-term growth of capital. Income is a secondary objective. The Fund seeks to meet its objectives by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities or relative to the equity market generally.

Seligman Portfolios, Inc.

     Seligman Capital Portfolio (Class 2) (Manager: J. & W. Seligman & Co. Incorporated). The objective is capital appreciation. The Portfolio invests primarily in the common stock of medium-sized U.S. companies.

     Seligman  Communications and Information Portfolio (Class 2) (Manager: J. &
W. Seligman & Co. Incorporated). The Portfolio's objective is capital gain. The Portfolio seeks to achieve this objective by investing at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalents, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries.


There is no assurance that the Funds will achieve their stated objectives and policies.

See the current prospectus for each Fund that accompanies this Prospectus as well as the current Statement of Additional Information for each Fund. These important documents contain more detailed information regarding all aspects of the Funds. Please read the prospectuses for the Funds carefully before making any decision concerning the allocation of premium payments or transfers among the Subaccounts.

We (or our affiliates) may receive significant compensation from a Fund's 12b-1 fees or from a Fund's investment adviser (or its affiliates) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is generally based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts we issue. These percentages differ, and some Funds or their advisers (or affiliates) may pay us (or our affiliates) more than others. Currently, these percentages range from 0.15% to 0.25%.

We cannot guarantee that each Fund or portfolio will always be available for the Contracts, but in the event that a Fund or portfolio is not available, we will take reasonable steps to secure the availability of a comparable fund. Shares of each Fund are purchased and redeemed at net asset value, without a sales charge.

Resolving Material Conflicts

The Funds presently serve as the investment medium for the Contracts. In addition, the Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts.

We do not currently foresee any disadvantages to you resulting from the Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict of interest may arise between Contract Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under
Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the Funds for more information.

Addition, Deletion or Substitution of Investments

Subject to applicable law, we may make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a portfolio are no longer available for investment or for any other reason in our sole discretion, we decide that further investment in any portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company. The substituted fund may have different fees and expenses. Substitutions may be made with respect to existing investments or the investment of future premiums or both. We will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

Subject to applicable law and any required SEC approval, we may establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrants or for any reason in our sole discretion. We will determine on what basis we might make any new Subaccounts available to existing Contract Owners. Furthermore, we may close Subaccounts to allocation of premiums or Contract Value, or both, at any time in our sole discretion.

If we make any of these substitutions or changes we may, by appropriate endorsement, change the Contract to reflect the substitution or change. If we decide it is in the best interests of Contract Owners (subject to any approvals that may be required under applicable law), we may take the following actions with regard to the Variable Account:
     o operate the Variable Account as a management investment company under the 1940 Act;
     o de-register it under that Act if registration is no longer required; or
     o combine it with other Kansas City Life separate accounts.
     o make any changes required by the 1940 Act.


Voting Rights

We are the legal owner of shares held by the Subaccounts and we have the right to vote on all matters submitted to shareholders of the Funds. As required by law, we will vote shares held in the Subaccounts in accordance with instructions received from Owners with Contract Value in the Subaccounts. We may be permitted to vote shares of the Funds in our own right if the applicable federal securities laws, regulations or interpretations of those laws or regulations change.

To obtain voting instructions from you, before a meeting you will be sent voting instruction material, a voting instruction form and any other related material. Your votes will be calculated separately for each Subaccount of the Variable Account, and may include fractional shares. We will determine the number of votes attributable to a Subaccount by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. The number of votes for which you may give instructions will be determined as of the date established by the Fund for determining shareholders eligible to vote. We will vote shares held by a Subaccount for which we have no instructions and any shares held in our General Account in the same proportion as those shares for which we do receive voting instructions.

If required by state insurance officials, we may disregard voting instructions when it would require us to vote shares in a manner that would:
     o cause a change in sub-classification or investment objectives of one or more of the Portfolios;
     o approve or disapprove an investment advisory agreement; or
     o require changes in the investment advisory contract or investment adviser of one or more of the Portfolios, if we reasonably disapprove of such changes in accordance with applicable federal regulations.

If we ever disregard voting instructions, we will advise you of that action and of the reasons for it in the next semiannual report. We may change how we calculate the weight given to pass-through voting instructions when such a change is necessary to comply with current federal regulations or the current interpretation of them.


DESCRIPTION OF THE CONTRACT

The Contract is a variable annuity that provides accumulation of Variable Account Value based on the performance of Subaccounts within the Kansas City Life Variable Annuity Separate Account. You may also allocate a portion of your premiums to our Fixed Account. We provide options such as dollar cost averaging, portfolio rebalancing and the Systematic Partial Surrender Plan. The Contract offers only fixed annuity payment options.

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like a copy of your Contract and endorsements, contact our Home Office.

Purchasing a Contract

The maximum Issue Age for which we issue a Contract is 80. However, for Qualified Contracts with an Issue Age of 70 1/2 or greater, tax laws may require that distributions begin immediately. (See "Premium Taxes," page 26.) We may issue Contracts above the maximum Issue Age under certain circumstances. We may issue Contracts in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code.

The Annual Ratchet and Enhanced Combination Guaranteed Minimum Death Benefit Options are only available at issue of the Contract. The Annual Ratchet option is available for Annuitants with Issue Ages of 75 and below and the Enhanced Combination option is only available for Annuitants with Issue Ages of 70 and below. The Guaranteed Minimum Death Benefit options are offered only in the states where we have received regulatory approval.

The minimum initial premium that we accept is a single premium of $10,000. You may pay additional premium payments at any time while the Annuitant is alive and before the Maturity Date. These payments must be at least $50. We may limit the number and amount of additional premium payments (where permitted).

Replacement of Existing Insurance

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance or annuity contracts in connection with the purchase of a Contract. You should replace your existing insurance only when you determine that the Contract is better for you. The charges and benefits of your existing insurance may be different from a Contract purchased from us. You may have to pay a surrender charge on your existing insurance, and the Contract will impose a new surrender charge period.

You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender. Also, because we will not issue to Contract until we have received an initial premium from your existing insurance company, the issuance of the Contract may be delayed.

Free-Look Period

You may cancel your Contract for a refund during your "free-look" period. The free look period applies for the 10 days after you receive the Contract. When we receive the returned Contract at our Home Office, we will cancel the Contract. The amount that we will refund will vary according to state requirements. Most states allow us to refund Contract Value. In those states, we will return an amount equal to the Contract Value. We will determine the amount of the Contract Value as of the earlier of:
     o the date the returned Contract is received by us at our Home Office; or
     o the date the returned Contract is received by the Kansas City Life representative who sold you the Contract.


A few states require a return of the greater of premium payments or Contract Value. In these states, we will refund the greater of:
     (a) the premiums paid under the Contract; and
     (b) the Contract Value as of the earlier of:
         o the date we receive the returned Contract at our Home Office; or
         o the date the Kansas City Life representative who sold the Contract receives the returned Contract.

Some states permit only the return of premiums even if this amount is less than what we would have returned otherwise.

In all states, we will also refund the $30 annual administration fee, if it was deducted prior to the return of the Contract.

Allocation of Premiums

At the time of application, you select how we will allocate premiums among the Subaccounts and the Fixed Account. You can change the allocation percentages at any time by sending Written Notice to us. You may also change your allocation by telephone if you have provided proper authorization. (See "Telephone Authorizations," page 32.)

Our procedures for allocation of premiums during the free-look period vary by state, based on the amount that each state requires to be refunded if the Contract is returned within the free-look period:
     o for Contracts sold to residents of states that allow refund of Contract Value we will immediately allocate premiums according to the allocation you requested; and
     o for contracts sold to residents of states that require either the refund of premiums paid or the refund of the greater of Contract Value or premiums paid, we will allocate premiums received during a 15-day period following the Contract Date to the Federated Prime Money Fund II Subaccount for that 15-day period. At the end of this 15-day period, we will allocate the amount in the Federated Prime Money Fund II Subaccount according to your allocation instructions.

We will allocate the initial premium within two business days of when we receive the premium at our Home Office. In order to allocate the premium in this time frame, you must properly complete the application and it must include all the information necessary to process it, including payment of the initial premium. If the application is not properly completed, we will retain the premium for up to five business days while we attempt to complete the application. If the application is not complete at the end of the 5-day period, we will inform you of the reason for the delay. We will also return the initial premium immediately, unless you specifically consent to our keeping the premium until the application is complete. Once the application is complete, we will allocate the initial premium within two business days.

We will allocate subsequent premiums at the end of the Valuation Period in which we receive the premium payment.

The values of the Subaccounts will vary with their investment experience, so that you bear the entire investment risk with respect to the Variable Account Value. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

Determination of Contract Value
     The Contract Value is the sum of the Variable Account Value and the Fixed Account Value.


Variable Account Value

The Variable Account Value reflects the following:
     o the investment experience of the selected Subaccounts;
     o premiums paid;
     o surrenders;
     o transfers;
     o charges assessed in connection with the Contract; and
     o Contract loan balance; and
     o Bonuses Paid on the Monthly Anniversary Date.


     Sub-account Bonus. There are two bonuses that will be credited to the Variable Account Value. We credit the first bonus on each Monthly Anniversary Date where the Contract Value is greater than or equal to $100,000 on that date. The monthly amount of this bonus equals 0.0125% of the Variable Account Value, which equals 0.15% on an annualized basis.
     We credit a second bonus on all policies, regardless of size. After the eighth Contract Year, we credit this bonus each Monthly Anniversary Date to the Variable Account Value. The monthly amount of this bonus equals 0.01665% of the Variable Account Value, which equals 0.20% on an annualized basis.
     Both of the bonuses are guaranteed. We pay these bonus amounts out of the increased revenues on contracts that have been in force for longer periods of time and the expenses efficiencies that result from contracts with higher Contract Values. These bonus amounts are provided in lieu of reducing expenses directly. We will not attempt to recapture the bonus at any time, including upon surrender, death or election of an annuity option. Each of the bonuses, if applicable, is paid on the Variable Account Value on the Monthly Anniversary Date.


There is no guaranteed minimum Variable Account Value. Since a Contract's Variable Account Value on any future date depends upon a number of factors, it cannot be predetermined.

     Calculation of Variable Account Value. We calculate the Variable Account Value on each Valuation Date. Its value will be the sum of the values attributable to the Contract in each of the Subaccounts. We will determine the amount for each Subaccount by multiplying the Subaccount's unit value on the Valuation Date by the number of Subaccount accumulation units allocated to the Contract. The value of a Subaccount may increase, decrease, or remain the same.

     Determination of Number of Accumulation Units. We will convert any amounts allocated to a Subaccount into accumulation units of that Subaccount. We determine the number of accumulation units credited to the Contract by dividing the dollar amount allocated to the Subaccount by the unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated.

We will increase the number of accumulation units in any Subaccount at the end of the Valuation Period by:
     o any premiums allocated to the Subaccount during the current Valuation Period; and
     o transfers to the Subaccount from another Subaccount or from the Fixed Account during the current Valuation Period; and
     o Bonuses credited on the Monthly Anniversary Date.

We will decrease the number of accumulation units in any Subaccount at the end of the Valuation Period by:
     o amounts transferred from the Subaccount to another Subaccount or the Fixed Account including any applicable transfer fee;
     o amounts surrendered (including applicable charges) during the current Valuation Period; and
     o the pro rata portion of the Monthly Guaranteed Minimum Death Benefit Charge assessed on the Monthly Anniversary Day.

The number of units in any Subaccount will also be reduced at the beginning of each Contract Year by a pro rata share of the $30 annual administration fee.

     Net Investment Factor. We will calculate a net investment factor on each Valuation Day. A Subaccount's net investment factor measures the investment performance of an accumulation unit in that Subaccount during a Valuation Period. The net investment factor is the ratio of the Subaccount's current value to the immediately preceding Valuation Day's value, less the daily mortality and expense charge and the daily asset-based administration charge. The formula for the net investment factor equals:

                                                                X - Z,
                                                                Y
where "X" equals the sum of:

1. the net asset value per accumulation unit held in the Subaccount at the end of the current Valuation Day; plus
2. the per accumulation unit amount of any dividend or capital gain distribution on shares held in the Subaccount during the current Valuation Day; less
3. the per accumulation unit amount of any capital loss distribution on shares held in the Subaccount during the current Valuation Day; less
4. the per accumulation unit amount of any taxes or any amount set aside during the Valuation Day as a reserve for taxes.

"Y" equals the net asset value per accumulation unit held in the Subaccount as of the end of the immediately preceding Valuation Day; and

"Z" equals the charges we deduct from the Subaccount on a daily basis. These charges equal the sum of the asset-based administration charge and the mortality and expense risk charge. The asset-based administration charge equals 0.15% on an annual basis. The mortality and expense charge equals 1.25% on an annual basis.

     Determination of Unit Value. We arbitrarily set the value of an accumulation unit for each of the Subaccounts at $10 when the first investments were bought. The accumulation unit value for each subsequent Valuation Period is equal to:
                                              A x B

"A" is equal to the Subaccount's accumulation unit value for the end of the immediately preceding Valuation Day; and

"B" is equal to the net investment factor for the current Valuation Day.

This accumulation unit value may increase or decrease from day to day based on investment results.


Transfer Privilege

After the free-look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account. Transfers are subject to the following restrictions:
     o the minimum transfer amount is the lesser of $250 or the entire amount in that Subaccount or the Fixed Account;
     o we will treat a transfer request that would reduce the amount in a Subaccount or the Fixed Account below $250 as a transfer request for the entire amount in that Subaccount or the Fixed Account;
     o we have no limit on the number of transfers that you can make between Subaccounts or to the Fixed Account. However, you can make only one transfer from the Fixed Account each Contract Year. (See "Transfers from Fixed Account," page 29, for restrictions); and
     o we have the right, where permitted, to suspend or modify this transfer privilege at any time.

We will make a transfer on the date that we receive Written Notice requesting the transfer. You may also make transfers by telephone if you have provided proper authorization. (See "Telephone Authorizations," page 32.)

The first six transfers during each Contract Year are free. We will charge a $25 transfer-processing fee for all transfers during a Contract Year in addition to the six free ones. For the purpose of charging the fee, we will consider each request to be one transfer, regardless of the number of Subaccounts or the Fixed Account affected by that request. We will deduct the transfer-processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

An excessive number of transfers, including short-term "market timing" transfers, may adversely affect the performance of the underlying Fund in which a Subaccount invests. If, in our sole opinion, a pattern of excessive transfers develops, we reserve the right not to process a transfer request. We also reserve the right not to process a transfer request when the sale or purchase of shares of a Fund is not reasonably practicable due to actions taken or limitations imposed by the Fund.

Dollar Cost Averaging Plan

The Dollar Cost Averaging Plan is an optional feature available with the Contract. If you elect this plan, it enables you to automatically transfer amounts from the Federated Prime Money Fund II Subaccount to other Subaccounts. The goal of the Dollar Cost Averaging Plan is to make you less susceptible to market fluctuations by allocating on a regularly scheduled basis instead of allocating the total amount all at one time. We do not guarantee that the Dollar Cost Averaging Plan will result in a gain.

Transfers under this plan occur on a monthly basis for a period you choose, ranging from 3 to 36 months. To participate in this plan you must transfer at least $250 from the Federated Prime Money Fund II Subaccount each month. You may allocate the required amounts to the Federated Prime Money Fund II Subaccount through initial and subsequent premium payments or by transferring amounts into the Federated Prime Money Fund II Subaccount from the other Subaccounts or from the Fixed Account. Restrictions apply to transfers from the Fixed Account.

You may elect this plan at the time of application by completing the authorization. You may also elect it at any time after the Contract is issued by completing the election form. Dollar cost averaging transfers will start on the next monthly anniversary day following the date we receive your request or on the date you request. We do not impose a charge for participating in this plan.

Once elected, we will process transfers from the Federated Prime Money Fund II Subaccount monthly until:
     o we have completed the number of designated transfers;
     o the value of the Federated Prime Money Fund II Subaccount is completely depleted; or
     o you send us Written Notice instructing us to cancel the monthly transfers.

There is no transfer charge for participation in the Dollar Cost Averaging Plan and transfers made under the Dollar Cost Averaging Plan will not count toward the six free transfers allowed each Contract Year. We have the right to cancel this feature at any time with notice to you.

Portfolio Rebalancing Plan

The Portfolio Rebalancing Plan is an optional feature available with the Contract. Under this plan, we will redistribute the accumulated balance of each Subaccount to equal a specified percentage of the Variable Account Value. We will do this on a quarterly basis at three month intervals from the monthly anniversary day on which the Portfolio Rebalancing Plan begins. The purpose of the Portfolio Rebalancing Plan is to automatically diversify your portfolio mix. The plan automatically adjusts your portfolio mix to be consistent with your current premium allocation instructions. If you make a change to your premium allocation, we will also automatically change the allocation used for portfolio rebalancing to be consistent with the new premium allocation. We do not impose a charge for participating in this plan.

The redistribution will not count as a transfer permitted under the Contract each Contract Year. If you also have elected the Dollar Cost Averaging Plan and it has not been completed, the Portfolio Rebalancing Plan will start on the monthly anniversary day the Dollar Cost Averaging Plan ends. If the Contract Value is negative at the time portfolio rebalancing is scheduled, we will not complete the redistribution.

You may elect this plan at the time of application by completing the authorization. You may also elect it at any time after the Contract is issued by completing the election form. Portfolio rebalancing will terminate when:
     o you request any transfer unless you authorize a new allocation; or
     o the day we receive Written Notice instructing us to cancel the plan.


Partial and Full Cash Surrenders

     Partial Surrenders. You may surrender part of the Cash Surrender Value at any time before your death, the Annuitant's death and the Maturity Date. The minimum partial surrender requested must be at least $100. We will surrender the amount requested from the Contract Value on the date we receive Written Notice for the surrender. We will deduct any applicable surrender charge from the amount surrendered or from the remaining Contract Value, according to your instructions. If you instruct us to deduct the surrender charge from the remaining Contract Value and the remaining Contract Value is insufficient to fully cover the surrender charge, we will deduct the unpaid portion of the surrender charge from the amount paid to you. We will make the surrender from each Subaccount and the Fixed Account based on your instructions. If the amount requested exceeds the Subaccount and/or Fixed Account Value, we will process the surrender for the amount available and the contact you for further instructions.

Subject to certain restrictions, we will not apply a surrender charge on the first partial surrender of up to 10% of the Contract Value per Contract Year. (See "Surrender Charge," page 33.)

     Systematic Partial Surrender Plan. The Systematic Partial Surrender Plan enables you to authorize an automatic regular payment of a partial surrender amount. If you wish to participate in the plan, you should instruct us to surrender a particular dollar amount from the Contract on a monthly, quarterly, semi-annual or annual basis. The minimum payment under this plan is $100. We will make the surrender from each Subaccount and the Fixed Account based on your instructions. If the amount requested exceeds the Subaccount and/or Fixed Account Value, we will process the surrender for the amount available and contact you for further instructions.

Subject to certain restrictions, we will not apply a surrender charge on the first amounts paid out under the Systematic Partial Surrender Plan of up to 10% of the Contract Value each Contract Year . (See "Surrender Charge," page 33.)

You may discontinue participation in the Systematic Partial Surrender Plan at any time by sending us Written Notice.

Certain federal income tax consequences may apply to partial and systematic partial surrenders. You should consult your tax adviser before requesting a partial or systematic partial surrender. (See "Federal Tax Status," page 39.)

     Full Surrender. You may request a surrender of the Contract for its Cash Surrender Value at any time before the Annuitant's death and before the Maturity Date. The Cash Surrender Value will equal the Contract Value less:
     o any applicable surrender charge;
     o any loan balance;
     o any premium taxes payable; and
     o any withholding taxes.

We will determine the Cash Surrender Value on the date we receive Written Notice of surrender and the Contract.

Subject to certain restrictions, we will not apply a surrender charge on up to 10% of the Contract Value when you surrender the Contract. (See "Surrender Charge," page 33.)

Certain federal income tax consequences may apply to a surrender of the Contract. You should consult your tax adviser before requesting a surrender. (See "Federal Tax Status," page 39.)

     Restrictions on Distributions from Certain Contracts. Certain restrictions apply to surrenders and partial surrenders from Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b)(11) of the Internal Revenue Code of 1986, as amended, restricts the distribution under Section 403(b) annuity contracts of:
     o elective contributions made in years beginning after December 31, 1988;
     o earnings on those contributions; and
     o earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distributions of those amounts may only occur upon the:
     o death of the employee;
     o attainment of age 59 1/2;
     o separation from employment;
     o disability; or
     o financial hardship.

In  addition,   income  attributable  to  elective   contributions  may  not  be
distributed in the case of hardship.

Contract Termination

We may terminate the Contract and pay you the Cash Surrender Value if all of these events simultaneously exist prior to the Maturity Date:
     o you have not paid premiums for at least two years;
     o the Contract Value is less than $2,000; and
     o total premiums paid under the Contract, less any partial surrenders, is less than $2,000.

We will mail a termination notice to you and to the holder of any assignment of record at least six months before we terminate the Contract. We have the right to automatically terminate the Contract on the date specified in the notice, unless we receive an additional premium payment before the termination date specified or the Contract Value has increased to the amount required. This additional premium payment must be for at least the required minimum amount.

Contract Loans

If your Contract is a 403(b) (TSA) Qualified Contract, you have the option of taking a Contract loan at any time after the first Contract Year. You may obtain a loan by submitting Written Notice. The only security we require is an assignment of the Contract to us. We allow only one loan per Contract Year.

We will show the current loan amount and any withdrawals for unpaid interest on your annual report.

     Amount of Loan Available. You may borrow up to the lesser of:

     (1) $50,000, reduced by the excess (if any) of the highest outstanding loan balance during the one-year period ending on the day before the loan is made over the outstanding loan balance on the day loan is made;
     (2) the greater of 50% of the Cash Surrender Value of the Contract or $10,000; or
     (3) the Cash Surrender Value less any outstanding loans, determined as of the date of the loan.

At any time, you make a new loan, the sum of all prior loans, loan interest outstanding, and the current loan applied for, may not exceed the applicable limit described above. Each loan must be at least $2,500.

     Loan Account. When you make a loan, we will withdraw an amount equal to the loan from the Fixed Account and Variable Account and transfer this amount to the loan account. The loan account is part of the Fixed Account. If you do not specify allocation instructions in your loan application, we will withdraw the loan pro rata from all Subaccounts having values and from the Fixed Account. Amounts transferred to the loan account do not participate in the investment experience of the Fixed Account and the Subaccounts from which they were withdrawn.

     Interest Credited on Loaned Amount. We will pay interest on amounts in the loan account at the minimum guaranteed effective annual interest rate of 3.0% per year. We may apply different interest rates to the loan account than the Fixed Account. Any interest we credit on loaned amounts will remain in the Fixed Account.


     Loan Interest Charged. On each Contract anniversary, we will charge accrued interest on a Contract loan at the maximum rate of 8% per year. We may establish a lower rate for any period during which the Contract loan is outstanding. Interest is payable at the end of each Contract Year and on the date the loan is repaid.

If we do not receive the loan interest payment by the contract anniversary, we will transfer the accrued loan interest from the Fixed Account and Subaccounts to the loan account on a pro rata basis.

     Repayment of Loan. You must specifically identify any loan repayment as such in order to ensure that it will be applied correctly. Each loan repayment will result in a transfer of an amount equal to the loan repayment from the loan account to the Fixed Account and/or Subaccounts. We will use your current premium allocation schedule to allocate the loan repayment, unless you provide specific instructions to allocate the loan repayment differently. Each loan repayment must be at least $25.

You must repay principal and interest in substantially equal monthly payments over a five-year period. You are allowed a 31-day grace period from the installment due date. If a monthly installment is not received within the 31-day grace period, federal tax laws require us to make a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any surrender charge. This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Internal Revenue Code section 403(b).

     Loan Balance. Loan balance means all unpaid Contract loans and loan interest. We will deduct any outstanding loan balance from the Contract proceeds. We will terminate your Contract if your total loan balance exceeds the Cash Surrender Value of the Contract. We will mail notice to you at least 31 days before such termination.

Allowing a Contract to terminate under these circumstances could have adverse tax consequences.

     ERISA Plans. If your 403(b) (TSA) Qualified Contract is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), you should consult a qualified legal adviser about compliance with ERISA requirements prior to requesting a Contract loan. Any loan under this Contract may also be subject to the rules of the plan it is part of.

Death Benefit Before Maturity Date

A death benefit will be paid at the death of either the Annuitant or the Owner of the Contract. Once a death benefit has been paid, the contract is terminated. If you are also the Annuitant, the death benefit proceeds payable will be those payable on the death of the Annuitant. However, if the contract is issued with an Owner and an Annuitant who are not the same individual, the benefit will be paid at the first death. If the Owner predeceases the Annuitant, the Cash
Surrender Value of the contract will be paid to the Beneficiary. If the Annuitant predeceases the Annuitant, the Cash Surrender Value of the contract will be paid to the Beneficiary. If the Annuitant predeceases the Owner, the Guaranteed Minimum Death Benefit, as described below, will be paid to the Beneficiary.


     Calculation of the Guaranteed Minimum Death Benefit. The contract provides a Base Guaranteed Minimum Death Benefit Option and also offers two enhanced Guaranteed Minimum Death Benefit options that can be selected at issue for an additional charge. The two options are:
     o The Annual Ratchet Guaranteed Minimum Death Benefit Option; and
     o The Enhanced Combination Guaranteed Minimum Death Benefit Option.

The issue requirements and the Monthly Guaranteed Minimum Death Benefit Charge will vary for each Guaranteed Minimum Death Benefit Option as described below.

         Base Guaranteed Minimum Death Benefit Option
          Under this option we guarantee that the death benefit will be the greater of:
          o premiums paid, proportionately adjusted for partial surrenders, less any loan balance; or
          o the Contract Value less any loan balance on the date we receive proof of the Annuitant's death.

          There is no additional charge for the Base Guaranteed Minimum Death Benefit Option. This option is available at issue and at any time after.

          Annual  Ratchet  Guaranteed  Minimum Death  Benefit  Option
           Under this option we guarantee that the death benefit for ages 80 and below will be the greater of:
          o the death benefit calculated under the Base Guaranteed Minimum Death Benefit Option; or
          o the highest Contract Value as of a Contract Anniversary during any point the Contract has been in effect on or before the Annuitant's death. Any partial surrenders and/or loan balance will be deducted from such Contract Value.

          We guarantee that the death benefit for ages above 80 equal the greater of:
          o the Contract Value at the time of death; or
          o the death benefit calculated as described above for ages 80 and below plus any additional premiums paid.

          If you elect the Annual Ratchet Guaranteed Minimum Death Benefit Option the Monthly Guaranteed Minimum Death Benefit Charge will equal 0.01665% of Variable Account Value, which equals 0.20% of Variable Account Value on an annualized basis. This charge is deducted from the Variable Account Value every Monthly Anniversary Day. (See Monthly Guaranteed Minimum Death Benefit Expense Charge, page 41.) This option is only available at issue of the Contract and is only available to Annuitants with Issue Ages of 75 or below.


         Enhanced Combination Guaranteed Minimum Death Benefit Option
          Under this option we guarantee that the death benefit for ages 80 and below will be the greater of:
          o the death benefit calculated under the Base Guaranteed Minimum Death Benefit Option; or
          o premiums paid, accumulated annually at 5% interest until the date of the Annuitant's death, proportionately adjusted for partial surrenders and deducting any loan balance. We place a maximum on the amount accumulated at 5% interest of two times the total premiums paid, less surrenders and any loan balance; or
          o the highest Contract Value as of a Contract Anniversary during any point the Contract has been in effect on or before the Annuitant's death. Any loan balance will be deducted from and premiums paid since the last contract Anniversary will be added to such Contract Value and the Contract Value will also be proportionately adjusted for partial surrenders.

          We guarantee that the death benefit for ages above 80 equal the greater of:
          o the Contract Value at the time of death; or
          o the value of the Guaranteed Minimum Death Benefit on the Contract Anniversary following the Annuitant's 80th birthday, calculated as described above, adjusted proportionately for partial surrenders, less any loan balance and plus any premiums paid since the Contract Anniversary following the Annuitant's 80th birthday.

          If you elect the Enhanced Combination Guaranteed Minimum Death Benefit Option, the Monthly Guaranteed Minimum Death Benefit will equal 0.02912% of the Variable Account Value, which equals 0.35% of Variable Account on an annualized basis. This charge is deducted from the Variable Account Value every Monthly Anniversary Day. (See Monthly Guaranteed Minimum Death Benefit Expense Charge, page 41.) This option is only available at issue of the Contract and is only available to Annuitants with Issue Ages of 70 or below.

          Adjustment to Guaranteed Minimum Death Benefit Calculation for Partial Surrenders
          We will reduce the Guaranteed Minimum Death Benefit calculation by an amount equal to the percentage of the partial surrender as compared to the Contract Value as of the date of the withdrawal.

         Changes in Guaranteed Minimum Death Benefit Options
         If you have elected the Annual Ratchet or Enhanced Combination Guaranteed Minimum Death Benefit Options, you may change the option at any time to the Base Guaranteed Minimum Death Benefit Option. The effective date of change will be the Monthly Anniversary Day on or following the date, we receive Written Notice of the change.

     Death of Annuitant. If the Annuitant dies before the Maturity Date while the owner is alive, we will pay the death benefit under the Contract to the Beneficiary.

On the Contract Date, the death benefit is equal to the initial premium payment. Thereafter, any subsequent premium payment increases the Guaranteed Minimum Death Benefit by the amount of the payment. Any partial surrender will decrease the Guaranteed Minimum Death Benefit by the same percentage that the surrender decreases the Contract Value.

We will pay the proceeds to the Beneficiary in a lump sum unless you or the Beneficiary elect a payment option. If the Annuitant is an Owner, we are required to distribute the proceeds in accordance with the rules described below in "Death of Owner" for the death of an Owner before the Maturity Date.

No death benefit is payable if the Annuitant dies on or after the Maturity Date.

     Death of Owner. If an Owner dies before the Maturity Date, federal tax law requires (for a Non-Qualified Contract) that we distribute the Cash Surrender Value (or if an Owner is the Annuitant, the proceeds payable upon the Annuitant's death) to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, we must distribute any remaining payments at least as rapidly as under the payment option in effect on the date of such Owner's death.

These distribution requirements will be considered satisfied as to any portion payable to the benefit of the Beneficiary if:
     o the proceeds are distributed over the life of that Beneficiary (or a period not exceeding the Beneficiary's life expectancy);
     o the distributions begin within one year of the Owner's death; and
     o the Beneficiary is a natural person not a legal entity such as a corporation or trust.

If the deceased Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. In this situation, if the Beneficiary wants to leave the Contract in force and the death benefit due to the Beneficiary is greater than the Contract Value, we will increase the Contract Value to equal the death benefit. We will base this increase on the Contract Value on the date we are notified of the death of the Owner. If the Contract has joint Owners, the surviving joint Owner will be the Beneficiary, unless otherwise specified in the application. Joint Owners must be husband and wife as of the Contract Date.

If an Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Internal Revenue Code, will be treated as an Owner for purposes of these distribution requirements. Any change in or death of the Annuitant will be treated as the death of an Owner.

Other rules may apply to a Qualified Contract.

Proceeds on Maturity Date

The Maturity Date is the latest date when proceeds under the Contract are payable. The proceeds available on the Maturity Date vary depending upon how you elect to receive the proceeds:
     o we will apply the Contract Value (less any loan balance and any applicable premium taxes) if you elect to receive the proceeds under a Life Payment Option; and
     o we will apply the Cash Surrender Value (less any applicable premium taxes) if you elect to receive the proceeds as a lump sum payment or as a Non-Life Payment Option.

You select the Maturity Date, subject to the following restrictions. The latest Maturity Date is the later of:
     o the Contract anniversary following the Annuitant's 85th birthday; or
     o the tenth Contract anniversary.

For Qualified Contracts, distributions may be required to begin at age 70 1/2. Certain states limit the maximum Maturity Date.

You may change the Maturity Date subject to these limitations:
     o we must receive your Written Notice at least 30 days before the current Maturity Date;
     o you must request a Maturity Date that is at least 30 days after receipt of the Written Notice;
     o the requested Maturity Date must be not later than any earlier Maturity Date required by law; and
     o you submit your contract if we require it.

On the Maturity Date, we will apply the proceeds under the Life Annuity with Ten Year Certain Payment Option, unless you have chosen to receive the proceeds under another payment option or in a lump sum. (See "Payment Options," page 27.)

Payments

We will usually pay any partial surrender, full surrender, or death benefit within seven days of receipt of a Written Notice. We must also receive proof of death to pay a death benefit. We may postpone payments if:
     o the New York Stock Exchange is closed, other than customary weekend and holiday closings or trading on the exchange is restricted as determined by the SEC; or
     o the SEC permits by an order the postponement for the protection of Contract Owners; or
     o the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practical.

If you have made a recent premium or loan payment by check or draft, we may defer payment until such check or draft has been honored.

     Generations Legacy Account. We will pay Proceeds through the Generations Legacy Account. The Generations Legacy Account is an interest-bearing checking account at Generations Bank, an affiliate of Kansas City Life. Interest accrues daily and is paid monthly in the Generations Legacy Account. A Contract Owner or beneficiary (whichever applicable) has immediate and full access to Proceeds by writing a check on the account. Generations Bank is a member of the Federal Deposit Insurance Corporation (FDIC). Each Account is insured up to the limit established by the FDIC.

We will pay Proceeds through the Generations Legacy Account when the Proceeds are paid to an individual.

Modifications
We may modify the Contract, subject to providing notice to you. We may only make modification if it is necessary to:
     o make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject;
     o assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts (except that your consent may be required by some states);
     o reflect a change in the operation of the Variable Account; or
     o provide additional Variable Account and/or fixed accumulation options.

We also have the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Variable Account.

In the event of any such modification, we will issue an endorsement to the Contract (if required) which will reflect the changes.

Reports to Contract Owner

We will mail you a report containing key information about the Contract at least annually. The report will include the Contract Value and Cash Surrender Value of your Contract and any further information required by any applicable law or regulation. We will show the information in the report as of a date no more than two months prior to the date of mailing. We will send you a report at any other time during the year that you request for a reasonable charge.

Telephone Authorizations

You may request a transfer of Contract Value, change in premium allocation, change in dollar cost averaging, change in portfolio rebalancing or Contract loan by telephone, provided you made the election at the time of application or provided proper authorization to us. We may suspend these telephone privileges at any time if we decide that such suspension is in the best interests of Contract Owners.

We accept written requests transmitted by facsimile, but reserve the right to require you to send us the original written request.

Telephone and facsimile systems may not always be available. Any telephone or facsimile system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. The procedures we will follow for telephone privileges include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction and making a tape recording of the instructions given by telephone.

THE FIXED ACCOUNT

You may allocate some or all of the premiums and transfer some or all of the Variable Account Value to the Fixed Account. You may also make transfers from the Fixed Account, but restrictions may apply. (See "Transfers from Fixed Account," page 24.) The Fixed Account is part of our General Account and pays interest at declared rates guaranteed for each calendar year. We guarantee that this rate will be at least 3%. We guarantee the amount of premiums paid plus guaranteed interest and less applicable deductions.

Our general account supports our insurance and annuity obligations. Since the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations.

The Fixed Account is not registered under the Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940 The Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses may still apply.

Minimum Guaranteed and Current Interest Rates

We guarantee to credit the Fixed Account Value with a minimum 3% effective annual interest rate. We intend to credit the Fixed Account Value with current rates in excess of 3% minimum, but are not obligated to do so. Current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. We will determine current rates at our discretion. You assume the risk that the interest we credit may not exceed the guaranteed rate. Since we anticipate changing the current interest rate from time to time, we will credit different allocations with different interest rates, based upon the date amounts are allocated to the Fixed Account. We may change the interest rate credited to allocations from premiums or new transfers at any time. We will not change the interest rate more than once a year on amounts in the Fixed Account.

For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first-out ("LIFO") method. We may change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3%. We may also shorten the period for which the interest rate applies to less than a year (except for the year in which such amount is received or transferred).

Calculation of Fixed Account Value

Fixed Account Value is equal to:
     o amounts allocated or transferred to the Fixed Account; plus
     o interest credited; less
     o amounts deducted, transferred, or surrendered.

Transfers from Fixed Account

We allow one transfer each Contract Year from the Fixed Account. The amount transferred from the Fixed Account may not exceed 25% of the unloaned Fixed Account Value on the date of transfer (unless the balance after the transfer is less than $250, in which case we will transfer the entire amount.)

Delay of Payment

We have the right to defer payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive Written Notice for a partial surrender, full surrender, or transfer. If we do not make the payment within 30 days after we receive the documentation required to complete the transaction, we will add 3% interest to the amount paid from the date we receive documentation. Some states may require that we pay interest on periods of delay less than 30 days and some states may require us to pay an interest rate higher than 3% when we delay payment proceeds.

CHARGES AND DEDUCTIONS

Surrender Charge

     General. We do not deduct a charge for sales expense from premiums at the time you pay them. However, a surrender charge may apply if you make a partial or full surrender or if you elect a Non-Life Payment Option within eight years of when a premium was credited to your Contract. The purpose of the surrender charge is to reimburse us for some of the expenses we incur in distributing the Contracts. If the surrender charges are not enough to cover sales expenses, we will bear the loss. If the amount of such charges proves more than enough, we will keep the excess. We do not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. We will make up any shortfall from our general assets, which may include amounts we derive from the mortality and expense risk charge.


     Charge for Partial Surrender or Surrender. If you take a partial or full surrender of the Contract or elect a Non-Life Payment Option, the applicable surrender charge applicable to each premium will be as follows:


                              During Premium Year*

Year 1        2       3        4        5        6        7       8        9 and after

Percentage    8%      8%       7%       6%       5%       4%      3%       2%       0%

*Premium year refers to the 12-month period following the date we credit a particular premium to your Contract. After eight years following the date we credit a particular premium, there will be no surrender charge applicable to that premium payment.

The total surrender charge applicable will be the sum of the surrender charges applicable to each premium. To determine the surrender charge we first assume that your surrender or Non-Life Payment Option election is from amounts (other than earnings) that can be withdrawn without a surrender charge, then from other amounts (other than earnings) and then from earnings, each on a "first-in-first-out" (oldest money first) basis. Once we have calculated the total surrender charge amount we actually withdraw it from the Fixed Account and Subaccount in the same proporton that the withdrawal is being made. In calculating the surrender charge, we do no include earnings, although the actual withdrawal to pay the surrender charge may come from earnings.

If you surrender the Contract, we will deduct the surrender charge from the Contract Value in determining the Cash Surrender Value. For a partial surrender, we will deduct the surrender charge from the amount surrendered or from the Contract Value remaining after the amount requested is surrendered, according to your instructions.

     Amounts Not Subject to Surrender Charge. Your first partial surrender during a Contract Year will not be subject to a surrender charge to the extent that the amount you surrender under the plan is not in excess of 10% of the Contract Value. We limit this 10% free partial surrender to the first partial surrender per Contract Year, even if the amount you surrender is less than 10% of the Contract Value. We will assess the applicable surrender charge on any amounts surrendered in excess of 10% and any additional surrenders which occur after the first partial surrender in a Contract Year. The 10% free partial surrender is not cumulative from year to year.

If you make a full surrender of the Contract the surrender charge does not apply to 10% of the Contract Value provided you have not already received credit for the 10% free partial surrender during that Contract Year. If you have not already received the free 10% partial surrender in that Contract Year, then only 90% of the Contract Value is subject to a surrender charge upon a full surrender.

If you have elected to participate in the Systematic Partial Surrender Plan (see "Systematic Partial Surrender Plan," page 19), your 10% free partial withdrawal may apply to payments under this plan as long as you have not already received your free partial withdrawal for that Contract Year. You are limited to one election of the Systematic Partial Surrender Plan per Contract Year without being subject to the surrender charge. (This limitation applies even if the amount surrendered during that Contract Year is less than 10% of the Contract Value.) In the Contract Year in which you elect to participate in the plan, we will calculate the 10% limitation based on the Contract Value at the time of election. In each subsequent Contract Year in which you continue to participate in the Plan, we will calculate the 10% limitation based on the Contract Value as of the beginning of that year. We will notify you if the total amount to be surrendered in a subsequent Contract Year will exceed 10% of the Contract Value as of the beginning of such Contract Year. Unless you instruct us to reduce the surrender amount for that year so that it does not exceed the 10% limit, we will continue to process surrenders for the designated amount. Once the amount of the surrender exceeds the 10% limit, we will deduct the applicable surrender charge from the remaining Contract Value. After the seventh Contract year, when the surrender charge reaches zero, we will no longer apply a surrender charge.

If you elect a Life Payment Option, we will not apply a surrender charge.

     Nursing Home Waiver. If you meet the requirements described below for the Nursing Home Waiver, we will pay out the full Contract Value without applying any surrender charges. In order to be eligible for this waiver:
     o we must receive satisfactory proof that you are admitted to a licensed nursing home;
     o the Contract Value must be paid out in equal amounts over at least a three-year period; and
     o you must be confined for at least 90 days before we will waive the surrender charges.

This waiver may not be available in all states.


Transfer Processing Fee

The first six transfers during each Contract Year are free. We will assess a transfer processing fee for each additional transfer during such Contract Year. For the purpose of assessing the fee, we will consider each written or telephone request for a transfer to be one transfer, regardless of the number of accounts affected by the transfer. We will deduct the transfer processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

Administrative Charges

     Annual Administration Fee. At the beginning of each Contract Year we will deduct an annual administration fee of $30 (or less if required by applicable state law) from the Contract Value. The purpose of this fee is to reimburse us for administrative expenses relating to the Contract. We will waive this fee for Contracts with Contract Values of $50,000 or more at the beginning of the applicable Contract Year. We will deduct the charge from each Subaccount and the Fixed Account based on the proportion that the value in each account bears to the total Contract Value. This fee does not apply after the Maturity Date.

     Asset-Based Administration Charge. We will deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%. The purpose of this charge is to reimburse us for costs associated with administration of the Contract amounts allocated to the Variable Account. This charge does not apply after the Maturity Date.

Mortality and Expense Risk Charge

     o We will deduct a daily mortality and expense risk charge from the assets of the Variable Account. This charge will be equal to an annual rate of 1.25%. This translates to a daily rate of 0.0034247%. The purpose of this charge is to compensate us for assuming mortality and expense risks. This charge does not apply after the Maturity Date.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract. Because of these guarantees, we provide each payee with the assurance that longevity will not have an adverse effect on the annuity payments received. The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk we assume is the risk that the annual administration fee, asset-based administration charge, and transfer processing fee may be insufficient to cover actual future expenses.

If the mortality and expense risk charge is not enough to cover the actual cost of the mortality and expense risks we undertake, we will bear the loss. If the amount of such charges proves more than enough, we will keep the excess and this amount will be available for any proper corporate purpose including financing of distribution expenses.

     Monthly Guaranteed Minimum Death Benefit Expenses Charge. If a Guaranteed Minimum Death Benefit option other than the base provision is selected, there is an additional charge. The amount of this charge varies depending on the Guaranteed Minimum Death Benefit option you have elected, as follows:
     o Base Guaranteed Minimum Death Benefit Option: no additional charge
     o Annual Ratchet Guaranteed Minimum Death Benefit Option: A Monthly charge of 0.01665% of the Variable Account Value is deducted from the Variable Account Value on the Monthly Anniversary Date. This charge equals 0.20% of the Variable Account Value on an annualized basis.
     o Enhanced Combination Guaranteed Minimum Death Benefit Option: A monthly charge of 0.02912% of Variable Account Value is deducted from the Variable Account Value on the Monthly Anniversary Date. This charge equals 0.35% of Variable Account Value on an annualized basis.(See "Calculation of the Guaranteed Minimum Death Benefit," page 35)

It is possible that the Internal Revenue Service may take a position that death benefit option charges are deemed to be taxable distributions to you. Although we do not believe that a death benefit option charge under the contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting such a death benefit option under the contract.

Premium Taxes

Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. Premium tax rates may change from time to time by legislative and other governmental action. In addition, other governmental units within a state may levy such taxes.

If premium taxes are applicable, we will deduct them upon surrender or when we apply, the Contract proceeds to a payment option or a lump sum payment.

Reduced Charges for Eligible Groups

We may reduce the surrender charges and/or administration charges for Contracts issued to a class of associated individuals or to a trustee, employer or similar entity. We may reduce these charges if we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses. We will make any reductions in accordance with our rules in effect at the time of the application. The factors we will consider in determining the eligibility of a particular group and the level of the reduction are as follows:
     o nature of the association and its organizational framework;
     o method by which sales will be made to the members of the class;
     o facility with which premiums will be collected from the associated individuals;
     o association's capabilities with respect to administrative tasks;
     o anticipated persistency of the Contract;
     o size of the class of associated individuals;
     o number of years the association has been in existence; and
     o any other such circumstances which justify a reduction in sales or administrative expenses.

Any reduction will be reasonable, will apply uniformly to all prospective Contract purchases in the class and will not be unfairly discriminatory to the interests of any Contract holder.

Other Taxes

We do not currently assess a charge against the Variable Account for federal income taxes. We may make such a charge in the future if income or gains within the Variable Account result in any federal income tax liability to us. We may also deduct charges for other taxes attributable to the Variable Account.

Investment Advisory Fees and Other Expenses of the Funds

The funds deduct investment advisory fees and other expenses. The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests. This means that these charges are deducted before we calculate Subaccount Values. These charges are not directly deducted from your Contract Value. See the prospectuses for the Funds for more information about the investment advisory fees and other expenses.

PAYMENT OPTIONS

The Contract offers a variety of ways, in addition to a lump sum, for you to receive proceeds payable under the Contract. Payment options are available for use with various types of proceeds, such as surrender, death or maturity. We summarize these payment options below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account.

The Contract ends on the Maturity Date and we will pay the proceeds to the payee under the payment option selected. The amount we apply to the payment option will vary depending upon which payment option you select. If you elect a Life Payment Option (Options 4 and 5 described below), we will apply the full Contract Value to that option. If you elect a Non-Life Payment Option (Options 1, 2, and 3 described below) or you have elected to receive a lump sum payment, we will apply the Cash Surrender Value. If you have not filed an election of a payment option with us on the Maturity Date, we will pay the Contract proceeds as a life annuity with payments guaranteed for ten years.

You may also apply Contract proceeds under a payment option prior to the Maturity Date. If you elect a Life Payment Option, we will apply the full Contract Value. If you elect a Non-Life Payment Option or a lump sum payment, we will apply the Cash Surrender Value.

The Beneficiary may also apply a death benefit (upon the Annuitant's death) under a payment option.

We will deduct any premium tax applicable from proceeds at the time payments start. In order for us to pay proceeds under a payment option or a lump sum, the Contract must be surrendered.

We describe the payment options available below. The term "payee" means a person who is entitled to receive payment under that option.

If we have options or rates available on a more favorable basis than those guaranteed at the time a payment option is elected, the more favorable benefits will apply.


Election of Options

You may elect, revoke or change an option at any time before the Maturity Date while the Annuitant is living. If the payee is not the Owner, we must provide our consent for the election of a payment option. If an election is not in effect at the Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the Annuitant's death.

An election of a payment option and any revocation or change must be made by Written Notice. Proceeds of at least $2,000 are required for all payment options. You may not elect an option if any periodic payment under the election would be less than $50. We may make payments less frequently so that each payment is at least $50. Subject to this condition, we will make payments annually or monthly at the end of such period.

Description of Options

     Option1: Interest Payments. We will make guaranteed interest payments to the payee annually or monthly as elected. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may pay additional interest annually. The proceeds and any unpaid interest may be withdrawn in full at any time.

     Option 2: Installments of a Specified Amount. We will make annual or monthly payments until the proceeds plus interest are fully paid. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

     Option 3: Installments for a Specified Period. We will pay the proceeds in equal annual or monthly payments for a specified number of years. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may also pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

     Option 4: Life Income. We will pay an income during the payee's lifetime. A minimum guaranteed payment period may be chosen. Another form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the proceeds applied.

     Option 5: Joint and Survivor Income. We will pay an income during the lifetime of two persons and will continue to pay an income as long as either person is living. A minimum guaranteed payment period of ten years may be chosen.

     Choice of Options: You may choose an option by written notice during the Annuitant's lifetime. If an option for payment of proceeds is not in effect at the Annuitant's death, the beneficiary may make a choice.


YIELDS AND TOTAL RETURNS

Yields

From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolio of the Funds. The Funds' performance reflects the Funds' expenses. (See the prospectuses for the Funds.)

The yield of the Federated Prime Money Fund II Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Federated Prime Money Fund II Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Total Returns

     Standard Subaccount Average Annual Total Return. The average annual total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time, each beginning with a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which standard subaccount average annual total return quotations are provided. Standard subaccount average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     Adjusted Historic Portfolio Average Annual Total Returns. In addition to the standard version described above, other total return performance information computed on two different bases may be used in advertisements. For periods prior to the date the Variable Account commenced operations, performance information for Contracts funded by the Subaccounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts. Adjusted Historic Portfolio Average Annual Total Return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, we may from time to time disclose standard subaccount average annual total return in non-standard formats and cumulative total return for Contracts funded by Subaccounts.

We will only disclose other total returns if we also disclose the standard average annual total returns for the required periods. For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

Benchmarks and Ratings

We are a member of the Insurance Marketplace Standards Association ("IMSA") and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), and the Variable Annuity Research Data Service ("VARDS") are independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS and Morningstar prepare risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. Performance data published by CDA/Weisenberger also may be used in advertisements and sales literature.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

FEDERAL TAX STATUS

Introduction

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Taxation of Non-Qualified Contracts

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any annual increases in the excess of the Contract Value. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:
     o made on or after the taxpayer reaches age 59 1/2;
     o made on or after the death of an Owner;
     o attributable to the taxpayer's becoming disabled; or
     o made as part of a series of substantially equal periodic payments for the life (or life expectancy)of the taxpayer or the joint lives (or jointlife expectancies) of the taxpayer and his or her designated Beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax. A similar penalty tax may apply to Qualified Contracts.

     Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange should consult a tax adviser as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Sections 219 and 408 of the Code, permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $6,500 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

The Internal Revenue Service has not reviewed the Contract for qualification as a IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the Contract Value. A 10% penalty tax generally applies to distributions made before 59 1/2, unless certain exceptions apply. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should contact their tax advisor.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the Contract Value. A 10% penalty tax generally applies to distributions made before 59 1/2, unless certain exceptions apply. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should contact their tax advisor.


     Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a) plans and Section 403(b) annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contact and do not intend the above discussion as tax advice.

DISTRIBUTION OF THE CONTRACTS

We will offer the Contracts to the public on a continuous basis and we do not anticipate discontinuing the offering of the Contracts. However, we have the right to discontinue the offering. Applications for Contracts are solicited by agents appointed by us who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of Sunset Financial Services, Inc. ("Sunset Financial"), one of our wholly-owned subsidiaries, or of broker-dealers who have entered into written sales agreements with Sunset Financial. The registered representatives are registered with the National Association of Securities Dealers, Inc. (the "NASD") and the states in which they do business. Sunset Financial was incorporated in the state of Washington on April 23, 1964 and the address is 3200 Capitol Blvd. South, Olympia, WA 98501-3396. Sunset Financial is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates and is a member of the NASD.

Sunset Financial acts as the Principal Underwriter, as defined in the 1940 Act, of the Contracts for the Variable Account pursuant to an Underwriting Agreement between Kansas City Life and Sunset Financial. Sunset Financial is not obligated to sell any specific number of Contracts. Sunset Financial's principal business address is P.O. Box 219365, Kansas City, Missouri 64121-9365. Sunset Financial will receive commissions of up to 4.0% of premiums paid. In addition, we may pay an asset-based commission of up to 0.25% of the Variable Account beginning in the second Contract Year and up to 1.00% of the Variable Account beginning in the eighth Contract Year. Additional amounts may be paid in certain circumstances.

Sunset Financial does not retain any override as distributor for the Contracts. However, Sunset Financial's operating and other expenses are paid for by Kansas City Life. Also, Sunset Financial receives 12b-1 fees from Franklin Templeton Fund.

Because registered representatives of Sunset Financial are also agents of Kansas City Life, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Kansas City Life offers, such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

When policies are sold through other broker-dealers that have entered into selling agreements with Sunset Financial Services, the commission that will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Kansas City Life's representatives. Selling firms may retain a portion of commissions. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. The broker-dealers will be compensated as provided in the selling agreements, and Sunset Financial Services, Inc. will reimburse Kansas City Life for such amounts and for certain other direct expenses in connection with marketing the Contracts through other broker-dealers.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments are not charged directly to the contract owners or the Variable Account.

LEGAL PROCEEDINGS

Kansas City Life and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Kansas City Life believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or Kansas City Life.




COMPANY HOLIDAYS

We are closed on the days that the New York Stock Exchange is closed. Currently the New York Stock Exchange is closed on the following holidays: New Year's Day, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day. The New York Stock Exchange recognizes holidays that fall on a Saturday on the previous Friday. We will recognize holidays that fall on a Sunday on the following Monday.

FINANCIAL STATEMENTS
The following financial statements for Kansas City Life are included in the Statement of Additional Information:
     o balance sheets as of December 31, 2000 and 1999; and
     o related statements of income, stockholders' equity and cash flows for each of the three years ended December 31, 2000.

The following reports for the Variable Account are included in the Statement of Additional Information:
     o financial statements for the Variable Account for the year ended December 31, 2000, and
     o related statement of operations and changes in net assets for the periods ended December 31, 2000 and 1999.

Kansas City Life's financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.




CONDENSED FINANCIAL INFORMATION

The unit values and the number of accumulation units for each Subaccount for the periods shown are as follows:


                              No. of Units        Unit Value     No. of Units      Unit Value       No. of Units      Unit Value
                                  as of             as of            as of           as of              as of           as of
                                12-31-00     12-31-00   1-1-00     12-31-99    12-31-99    1-1-99     12-31-98    12-31-98    1-1-98
MFS
Emerging Growth Series          1,305,604      27.03      34.34      959,024     34.34     19.52      772,321      19.57       14.82
Research Series                 1,076,208      20.93      22.00      854,627     22.00     18.15      770,593      18.23       15.01
Total Return Series               681,939      18.30      15.75      663,964     15.75     15.71      525,904      15.73       14.23
Utilities Series                1,096,546      25.37      23.78      779,090     23.78     18.78      476,246      18.63       15.96
Global Governments Series          45,710      10.77      10.39       37,881     10.39     10.89       32,531      10.83       10.16
Bond Series                       234,751      12.37      11.42      248,885     11.42     11.84      228,058      11.83       11.29

American Century
VP Capital Appreciation           390,944      14.98      13.79      201,336     13.79      8.55      209,506       8.59        8.84
VP Income & Growth                299,942       6.99       7.84      127,360      7.84      N/A         N/A         N/A         N/A
VP International                  566,179      20.84      25.75      351,829     25.75     16.30      318,032      15.71       13.49
VP Value                          177,783       6.87       5.75      119,093      5.75      N/A         N/A         N/A         N/A

Federated
American Leaders Fund II          887,788      20.06      19.49      880,408     19.49     18.91      671,781      18.89       16.33
High Income Bond Fund II          593,275      11.85      13.19      725,350     13.19     13.12      629,345      13.10       12.94
Prime Money Fund II             1,116,955      12.06      11.55    1,637,233     11.54     11.19      732,947      11.19       10.81
International Small Company        22,605       8.23       N/A         N/A        N/A       N/A         N/A         N/A         N/A
Fund II

Dreyfus
Appreciation                      990,125      15.16      15.29      850,787     15.29     14.07      522,930      14.08       11.07
Small Cap                       1,195,417      14.86      13.05    1,022,402     13.05     10.87      916,842      10.95       11.45
Stock Index Fund                1,779,126      15.50      17.15    1,478,541     17.15     14.55      866,145      14.56       11.57
The Socially Responsible          128,985      35.16      39.60       46,470     39.60      N/A         N/A         N/A         N/A
   Growth Fund, Inc.

J.P. Morgan
U.S. Disciplined Equity           187,119      16.18      18.27       64,227     18.28      N/A         N/A         N/A         N/A
   Portfolio
Small Company Portfolio           113,029      14.83      16.80       15,815     16.80      N/A         N/A         N/A         N/A

Franklin Templeton
International Securities Fund      91,151      21.12      22.10       42,265     22.10      N/A         N/A         N/A         N/A
       Class 2
Franklin Small Cap Fund            56,941       7.77       N/A         N/A        N/A       N/A         N/A         N/A         N/A
       (Class 2)
Franklin Real Estate Fund (Class      891      10.68       N/A         N/A        N/A       N/A         N/A         N/A         N/A
2)
Templeton Developing                6,136       8.31       N/A         N/A        N/A       N/A         N/A         N/A         N/A
Markets Securities Fund (Class 2)

Calamos
Convertible Portfolio             765,350      12.73      12.08      175,917     12.08      N/A         N/A         N/A         N/A

AIM
V.I. Dent Demographic Trends      159,391       7.31       N/A         N/A        N/A       N/A         N/A         N/A         N/A
Fund
V.I. New Technology Fund           87,053       5.82       N/A         N/A        N/A       N/A         N/A         N/A         N/A
V.I. Value Fund                    88,258       8.33       N/A         N/A        N/A       N/A         N/A         N/A         N/A

Seligman
Capital Portfolio (Class 2)       166,517       7.85       N/A         N/A        N/A       N/A         N/A         N/A         N/A
Communications and Information    123,595       6.10       N/A         N/A        N/A       N/A         N/A         N/A         N/A
Portfolio (Class 2)


                              No. of Units        Unit Value     No. of Units      Unit Value       No. of Units      Unit Value
                                  as of             as of            as of           as of              as of           as of
                                12-31-97     12-31-97   1-1-97     12-31-96    12-31-96    1-1-96     12-31-95    12-31-95    9-6-95

MFS
Emerging Growth Series           518,578       14.79      12.17    253,083       12.31      10.65     13,900       10.66       10.00
Research Series                  516,667       14.99      12.51    190,114       12.64      10.49     19,430       10.48       10.00
Total Return Series              292,413       14.20      11.81     79,175       11.88      10.56      3,981       10.53       10.00
Utilities Series                 204,977       16.00      12.21     32,814       12.32      10.58     11,752       10.54       10.00
Global Governments Series         36,847       10.17      10.39     22,139       10.44      10.39      9,423       10.17       10.00
Bond Series                       94,899       11.23      10.29     58,082       10.34      10.29      1,273       10.27       10.00

American Century
VP Capital Appreciation          200,605        8.90       9.15    147,134        9.33       9.91     11,998        9.89       10.00
VP Income & Growth                 N/A          N/A        N/A       N/A          N/A        N/A       N/A          N/A         N/A
VP International                 188,540       13.41      11.37     77,422       11.47      10.24     12,190       10.16       10.00
VP Value                           N/A          N/A        N/A       N/A          N/A        N/A       N/A          N/A         N/A

Federated
American Leaders Fund II         341,341       16.29      12.43     94,537       12.48      10.50     15,359       10.41       10.00
High Income Bond Fund II         348,642       12.93      11.52     88,100       11.52      10.23     11,792       10.22       10.00
Prime Money Fund II              141,386       10.81      10.45     53,502       10.45      10.12     11,335       10.07       10.00
International Small Company Fund
II

Dreyfus
Appreciation                     154,014       10.97       N/A       N/A          N/A        N/A       N/A          N/A         N/A
Small Cap                        349,294       11.50       N/A       N/A          N/A        N/A       N/A          N/A         N/A
Stock Index Fund                 355,380       11.52       N/A       N/A          N/A        N/A       N/A          N/A         N/A
The Socially Responsible           N/A          N/A        N/A       N/A          N/A        N/A       N/A          N/A         N/A
   Growth Fund, Inc.

J. P. Morgan
U.S. Disciplined Equity            N/A          N/A        N/A       N/A          N/A        N/A       N/A          N/A         N/A
   Portfolio
Small Company Portfolio            N/A          N/A        N/A       N/A          N/A        N/A       N/A          N/A         N/A

Franklin Templeton
International Securities Fund      N/A          N/A        N/A       N/A          N/A        N/A       N/A          N/A         N/A
       Class 2
Franklin Small Cap Fund (Class 2)  N/A          N/A        N/A       N/A          N/A        N/A       N/A          N/A         N/A
Franklin Real Estate Fund (Class   N/A          N/A        N/A       N/A          N/A        N/A       N/A          N/A         N/A
2)
Templeton Developing               N/A          N/A        N/A       N/A          N/A        N/A       N/A          N/A         N/A
Markets Securities Fund (Class 2)

AIM
V.I. Dent Demographic Trends Fund  N/A          N/A        N/A       N/A          N/A        N/A       N/A          N/A         N/A
V.I. New Technology Fund           N/A          N/A        N/A       N/A          N/A        N/A       N/A          N/A         N/A
V.I. Value Fund                    N/A          N/A        N/A       N/A          N/A        N/A       N/A          N/A         N/A

Seligman
Capital Portfolio (Class 2)        N/A          N/A        N/A       N/A          N/A        N/A       N/A          N/A         N/A
Communications and Information     N/A          N/A        N/A       N/A          N/A        N/A       N/A          N/A         N/A
Portfolio (Class 2)



STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS................................................ 1
         The Contract......................................................... 1
         Incontestability..................................................... 1
         Misstatement of Age or Sex........................................... 1
         Non-Participation.................................................... 1
         Tax Status of the Contracts ......................................... 1
CALCULATION OF YIELDS AND TOTAL RETURNS....................................... 2
         Federated Prime Money Fund II Subaccount Yields...................... 2
         Other Subaccount Yields.............................................. 4
         Standard Subaccount Average Annual Total Returns..................... 7
         Effect of the Annual Administration Fee on Performance Data..........11
TERMINATION OF PARTICIPATION AGREEMENTS.......................................11
SAFEKEEPING OF ACCOUNT ASSETS................................................ 13
STATE REGULATION............................................................. 13
RECORDS AND REPORTS.......................................................... 14
LEGAL MATTERS................................................................ 14
EXPERTS....................................................................   14
OTHER INFORMATION............................................................ 14
FINANCIAL STATEMENTS......................................................... 14



To order a copy of the Statement of Additional Information you must complete and mail the form below, or you may call (800) 616-3670 to order a copy.

To: Kansas City Life Insurance Company
      Variable Administration Department
      P.O. Box 219364
      Kansas City, Missouri  64121-9364

Please mail a copy of the Statement of Additional Information for the Kansas City Life Variable Annuity Separate Account to:

Name:___________________________________________________________________________

Address:________________________________________________________________________
             Street
________________________________________________________________________________
     City                         State                           Zip

Signature of Requestor:_________________________________________________________

Date:___________________________________________________________________________



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION



                       Kansas City Life Insurance Company
                                  3520 Broadway
                                 P.O. Box 219364
                        Kansas City, Missouri 64121-9364
                                 (800) 616-3670

                       Statement Of Additional Information
               Kansas City Life Variable Annuity Separate Account
         Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") we offer. This Statement of
Additional Information is not a Prospectus and you should read it only in conjunction with the Prospectus for the Contract and the prospectuses for the Funds. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling Kansas City Life at the address or phone number shown above.


      The date of this Statement of Additional Information is May 21, 2001.





                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                            Page
ADDITIONAL CONTRACT PROVISIONS.................................................1
The Contract...................................................................1
Incontestability...............................................................1
Misstatement of Age or Sex.....................................................1
Non-Participation..............................................................1
Tax Status of the Contracts....................................................1

CONTROL OF THE CONTRACT........................................................2
OWNERSHIP..................................................................... 2
ASSIGNMENT.....................................................................2
BENEFICIARY ...................................................................2
SIMULTANEOUS DEATH OF BENEFICIARY AND ANNUITANT................................2

CALCULATION OF YIELDS AND TOTAL RETURNS........................................3
Federated Prime Money Fund II Subaccount Yields................................3
Other Subaccount Yields........................................................5
Standard Subaccount Average Annual Total Returns...............................7
Effect of the Annual Administration Fee on Performance Data...................12

TERMINATION OF PARTICIPATION AGREEMENTS.......................................12

SAFEKEEPING OF ACCOUNT ASSETS.................................................15

STATE REGULATION..............................................................15

RECORDS AND REPORTS...........................................................16

LEGAL MATTERS.................................................................16

EXPERTS.......................................................................16

OTHER INFORMATION.............................................................16

FINANCIAL STATEMENTS..........................................................16





ADDITIONAL CONTRACT PROVISIONS

The Contract

The  entire  Contract  is  made up of the  contract  and  the  application.  The statements made in the application are deemed representations and not warranties. We cannot use any statement to deny a claim or to void the Contract unless it is in the application and we attach a copy of the application to the Contract at issue.

Incontestability

We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date of the Contract.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, the amount that we will pay is the amount that the proceeds would have purchased at the correct age and sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% (compounded annually) will be a debt against the Contract. If you do not repay this amount, we will reduce future payments accordingly.

If an underpayment is made because of an error in age or sex, we will calculate any annuity payments at the correct age and sex and we will adjust future payments. We will pay the underpayment with interest at 3% (compounded annually) in a single sum.

Non-Participation

The Contract is not eligible for any dividends and will not participate in our surplus earnings.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     Diversification Requirements. The Internal Revenue Code ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that the Variable Account, through each Portfolio of the Funds, will satisfy these diversification requirements.

     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contract does not give an Owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the separate account assets supporting the Contract.



     Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated
Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONTROL OF THE CONTRACT

Ownership

The Annuitant is the owner unless otherwise provided in the application. As owner, you may exercise every right provided by your contract. These rights and privileges end at the Annuitant's death.

The consent of the beneficiary is required to exercise these rights if you have not reserved the right to change the beneficiary.

Change of Ownership

You may change the ownership of this contract by giving written notice to us. The change will be effective on the date your written notice was signed but will have no effect on any payment made or other action taken by us before we receive it. We may require that the contract be submitted for endorsement to show the change.

Certain federal income tax consequences may apply to a change of ownership on non-qualified contracts. You should consult with your tax advisor before requesting any changes of ownership on a non-qualified contract.

Assignment

An assignment is a transfer of some or all of your rights under this contract. No assignment will be binding on us unless made in writing and filed at our Home Office. We assume no responsibility for the validity or effect of any assignment.

Certain federal income tax consequences may apply to an assignment. You should consult with your tax advisor before requesting an assignment.

Beneficiary

The beneficiary is shown on the application or in the last beneficiary designation filed with us. Death proceeds will be paid to the beneficiary except as provided in this Section.

If any beneficiary dies before the Annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interest.

If all beneficiaries die before the Annuitant, we will pay death proceeds to you, if living, otherwise to your estate or legal successors.

Unless you have waived the right to do so, you may change the beneficiary by filing a written notice in a form satisfactory to us. In order to be effective, the written notice for change of beneficiary must be signed while your contract is in force and the Annuitant is living. The change will be effective on the date your written notice was signed but will have no effect on any payment made or other action taken by us before we receive it.

The interest of any beneficiary will be subject to:
     (1) any assignment of this contract which is binding on us; and
     (2) any optional settlement agreement in effect at the Annuitant's death.

Simultaneous Death of Beneficiary and Annuitant

We will pay death proceeds as though the beneficiary died before the Annuitant if:
     (1) the beneficiary dies at the same time as or within 15 days of the Annuitant's death; and
     (2) we have not paid the proceeds to the beneficiary within this 15-day period.

CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, we may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

Federated Prime Money Fund II Subaccount Yields

From time to time, advertisements and sales literature may quote the current annualized yield of the Federated Prime Money Fund II Subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Federated Prime Money Fund II or on its portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Federated Prime Money Fund II Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects:
     1) net income from the Federated Prime Money Fund II attributable to the hypothetical account; and
     2) charges and deductions imposed under the Contract which are attributable to the hypothetical account.

The charges and deductions include the per unit charges for the hypothetical account for:
     1) the annual administration fee,
     2) the asset-based administration charge, and
     3) the mortality and expense risk charge.

For purposes of calculating current yields for a Contract, an average per unit administrative fee is used based on the $30 annual administration fee deducted at the beginning of each Contract Year and an assumed account size equal to the subaccount's average account size. Current Yield will be calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one subaccount unit.

     ES = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = the unit value for the first day of the seven-day period.

                                     365/7
     Effective Yield = (1 + ((NCS-ES)/UV)) - 1

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one subaccount unit.

     ES = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = the unit value for the first day of the seven-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Federated Prime Money Subaccount will be lower than the yield for the Federated Prime Money Fund II.

The current and effective yields on amounts held in the Federated Prime Money Fund II Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Federated Prime Money Fund II Subaccount's actual yield is affected by:
     o changes in interest rates on money market securities;
     o average portfolio maturity of the Federated Prime Money Fund II;
     o the types and quality of portfolio securities held by the Federated Prime Money Fund II; and
     o the Federated Prime Money Fund II's operating expenses.

Yields on amounts held in the Federated Prime Money Fund II Subaccount may also be presented for periods other than a seven-day period.

The current and effective yields for the Federated Prime Money Fund II subaccount for the seven-day period ended December 31, 2000 was 4.29% and 4.39%, respectively.

Other Subaccount Yields

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Federated Prime Money Fund II Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period that is assumed to be generated each period over a 12-month period.

The yield is computed by:
     1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by
     2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by
     3) compounding that yield for a six-month period; and by
     4) multiplying that result by two. Expenses attributable to the Subaccount include the annual administration fee, asset-based administration charge, and mortality and expense risk charge.

The yield calculation assumes an annual administration fee of $30 per year per Contract deducted at the beginning of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average annual administration fee per dollar of Contract value in the Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period.

The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 X (((NI - ES)/(U X UV)) + 1)6 - 1)

     Where:

     NI = net income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's units.

     ES = expenses of the Subaccount for the 30-day or one-month period.

     U  = the average number of units outstanding.

     UV = the unit value at the close of the last day in the 30-day one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Funds' Portfolio.

The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Portfolio and its operating expenses.

Yield calculations do not take into account the surrender charge under the Contract . The surrender charge is calculated as a percentage of your premium payment being surrendered or withdrawn during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is applied. The initial surrender charge is 8%, decreasing to 0 after the eight Premium Years.. Subject to certain restrictions, a surrender charge will not be imposed upon surrender or on the first partial surrender in any Contract year on an amount up to 10% of the Contract Value as of the beginning of the Contract Year.




           Subaccount Yields for 30-day Period Ended December 31, 2000

Fund Manager                   Subaccount                      Subaccount Yields
                                                           for the 30 Day Period
                                                               ending 12/31/1999

    MFS                      EMERGING GROWTH                              -6.50%
                                RESEARCH                                 -30.79%
                              TOTAL RETURN                                42.93%
                                UTILITIES                                 46.51%
                              GLOBAL GOV'T                                54.28%
                                  BOND                                    37.65%

AMER. CENTURY             VP CAPITAL APPRECIATION                          6.51%
                           VP INCOME AND GROWTH                          -16.57%
                             VP INTERNATIONAL                             53.90%
                                 VP VALUE                                 47.96%

FEDERATED                 AMERICAN LEADERS FUND II                        21.60%
                          HIGH INCOME BOND FUND II                        32.15%
                            PRIME MONEY FUND II                            4.42%
                            INTERNATIONAL SMALL                           40.26%
                              COMPANY FUND II

DREYFUS                        APPRECIATION                              -18.37%
                           SMALL CAPITALIZATION                           29.02%
                               STOCK INDEX                               -28.12%
                           SOCIALLY RESPONSIBLE                          -42.00%

J.P. MORGAN                U.S. DISCIPLINED EQUITY                       -24.01%
                           SMALL COMPANY PORTFOLIO                      - 68.43%

FRANKLIN                  INTERNATIONAL SECURITIES                        63.99%
TEMPLETON                      FUND CLASS 2
                          FRANKLIN SMALL CAP FUND                         -5.38%
                                  (CLASS 2)
                          FRANKLIN REAL ESTATE FUND                       81.70%
                                  (CLASS 2)
                             DEVELOPING MARKETS                           69.46%
                           SECURITIES FUND (CLASS 2)
CALAMOS                        CONVERTIBLE                                30.11%

AIM                     V.I. DENT DEMOGRAPHIC TRENDS                     -67.30%
                                     FUND
                          V.I. NEW TECHNOLOGY FUND                      -109.93%

                                V.I. VALUE FUND                          -15.42%

SELIGMAN                  CAPITAL PORTFOLIO (CLASS 2)                    -57.97%

                             COMMUNICATIONS AND                          -33.97%
                            INFORMATION PORTFOLIO

Note: These yields are shown on an annualized basis

Standard Subaccount Average Annual Total Returns

From time to time, sales literature or advertisements may also quote standard subaccount average annual total returns for the Subaccounts for various periods of time.

When a Subaccount has been in operation for one, five and 10 years, respectively, the standard subaccount average annual total return for these periods will be provided. Standard subaccount average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard subaccount average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication that will be stated in the communication.

We will calculate standard subaccount average annual total returns using Subaccount unit values which we calculate on each valuation day based on:
     o the performance of the Subaccount's underlying Portfolio;
     o the deductions for the annual administration fee;
     o asset-based administration charge; and
     o mortality and expense risk charge.

The calculation assumes that the annual administration fee is $30 per year per Contract deducted at the beginning of each Contract year. For purposes of calculating average annual total return, an average per dollar annual administration fee attributable to the hypothetical account for the period is used based on an account size equal to the subaccount's average account size. The calculation assumes the selection of the Enhanced Combination Guaranteed Minimum Death Benefit Option, and reflects an additional Variable Account charge of 0.35%. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standard subaccount average annual total returns will therefore reflect a deduction of the surrender charge for any period less than eight years. The calculation does not reflect either of the guaranteed bonuses.

The total return will then be calculated according to the following formula:

     TR  = ((ERV/P)1/N) - 1

     Where:

     TR = the standard subaccount average annual total return net of Subaccount recurring charges.

     ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

     P   = a hypothetical initial payment of $1,000.

     N   = the number of years in the period.

The standard subaccount average annual total returns for the Subaccounts for the period of each Subaccount's operations during 1999 are presented below.




                Standard Subaccount Average Annual Total Returns

                                                              One Year        Three Year         Since
                                                             Return From     Return From       Inception        Subaccount
 Fund                                                        1/1/2000 to     1/1/1998 to       Return to        Inception
 Manager                          Subaccount                 12/31/2000      12/31/2000       12/31/2000          Date

MFS                             EMERGING GROWTH               -26.75%           19.19%           20.84%         Sept 6, 1995


                                   RESEARCH                   -13.29%            8.94%           14.41%         Sept 6, 1995


                                 TOTAL RETURN                   5.74%            6.04%           11.97%         Sept 6, 1995


                                   UTILITIES                   -2.43%           13.66%           19.49%         Sept 6, 1995


                                 GLOBAL GOV'T                  -4.39%           -0.69%            1.06%         Sept 6, 1995


                                     BOND                      -0.45%            0.63%            3.35%         Sept 6, 1995



 AMER. CENTURY             VP CAPITAL APPRECIATION             -0.63%           15.94%            7.23%         Sept 6, 1995


                             VP INCOME & GROWTH               -18.56%            5.91%           -5.89%          May 1, 1999


                              VP INTERNATIONAL                -24.22%           12.89%           14.59%         Sept 6, 1995


                                  VP VALUE                      7.70%            2.91%           -1.18%          May 1, 1999



FEDERATED                  AMERICAN LEADERS FUND II            -6.69%            4.47%           13.95%         Sept 6, 1995


                           HIGH INCOME BOND FUND II           -17.09%           -5.33%            2.94%         Sept 6, 1995


                              PRIME MONEY FUND II              -3.44%            1.07%            2.78%         Sept 6, 1995


                              INTERNATIONAL SMALL                NA               NA            -24.14%         Aug 29, 2000
                                COMPANY FUND II

DREYFUS                          APPRECIATION                  -9.46%            8.59%           11.83%          May 1, 1997


                            SMALL CAPITALIZATION                3.27%            6.15%           11.48%          May 1, 1997


                                STOCK INDEX                   -17.33%            7.59%           12.43%          May 1, 1997


                            SOCIALLY RESPONSIBLE               18.94%            9.97%            1.52%          May 1, 1999



J.P. MORGAN                U.S. DISCIPLINED EQUITY            -18.89%            4.92%           -7.46%          May 1, 1999
                                  PORTFOLIO



                           SMALL COMPANY PORTFOLIO            -19.19%            2.42%            9.12%          May 1, 1999



FRANKLIN                  INTERNATIONAL SECURITIES            -11.03%            5.44%            0.28%          May 1, 1999
TEMPLETON                       FUND CLASS 2
                             FRANKLIN TEMPLETON
                          SMALL CAP FUND (CLASS 2)            -22.35%           13.74%          -29.33%         Aug 29, 2000

                          REAL ESTATE FUND (CLASS 2)           19.96%           -3.09%           -1.53%         Aug 29, 2000
                          DEVELOPING MARKETS                  -38.11%           -9.98%          -23.03%         Aug 29, 2000
                          SECURITIES FUND (CLASS 2)

CALAMOS                          CONVERTIBLE                   -3.65%            NA              10.41%          May 1, 1999


AIM                   V.I. DENT DEMOGRAPHIC TRENDS            -25.20%            NA             -33.82%         Aug 29, 2000
                                   FUND

                        V.I. NEW TECHNOLOGY FUND              -41.99%           12.57%          -47.86%         Aug 29, 2000

                             V.I. VALUE FUND                  -22.23%            9.24%           23.64%         Aug 29, 2000

SELIGMAN              CAPITAL PORTFOLIO (CLASS 2)              -3.58%           19.46%          -31.61%         Aug 29, 2000

                          COMMUNICATIONS AND                  -42.28%           11.96%          -44.50%         Aug 29, 2000
                         INFORMATION PORTFOLIO
                               (CLASS 2)



Other Total Returns

     Adjusted Historic Portfolio Average Annual Total Return. From time to time, sales literature or advertisements may also quote total returns for periods prior to the date the Variable Account began operations. Such performance information will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Such Adjusted Historic Portfolio Average Annual Total Return information (including deduction of the surrender charge) is as follows:

Adjusted  Historic  Portfolio  Average  Annual  Total  Returns (Net of Surrender
Charge)

                                                                                                                    From
                                                                    For the         For the         For the      Inception of
                                                                 1-year Period   3-year Period   5-year Period   Series Fund
                                                 Inception Date      Ended           Ended           Ended          Ended
                       Portfolio                                    12/31/00        12/31/00        12/31/00       12/31/00

MFS                 EMERGING GROWTH               July 25, 1995      -26.75%         19.19%          18.90%         21.11%


                       RESEARCH                   July 28, 1995      -13.29%          8.94%          12.91%         14.36%


                     TOTAL RETURN                  Jan. 3, 1995        5.74%          6.04%          10.23%         13.10%


                       UTILITIES                   Jan. 3, 1995       -2.43%         13.66%          17.66%         20.43%


                     GLOBAL GOV'T                 June 14, 1994       -4.39%         -0.69%          -0.19%          2.25%


                         BOND                     Oct. 24, 1995       -0.45%          0.63%           2.42%          3.35%



AMER. CENTURY   VP CAPITAL APPRECIATION           Nov. 20, 1987        0.63%         15.94%           7.11%         10.56%


                 VP INCOME AND GROWTH             Nov. 1, 1997       -18.56%          5.91%            NA            8.48%


                   VP INTERNATIONAL                May 1, 1994       -24.22%         12.89%          13.81%         11.80%


                        VP VALUE                   May 1, 1996         7.70%          2.91%            NA            9.82%



FEDERATED          AMERICAN LEADERS               Feb. 10, 1994       -6.69%          4.47%          12.53%         14.01%
                        FUND II

                   HIGH INCOME BOND               March 1, 1994       -5.57%          2.33%           7.84%          5.96%
                        FUND II

                  PRIME MONEY FUND II             Nov. 11, 1994      -17.09%         -5.33%           1.65%          3.58%


                  INTERNATIONAL SMALL             Aug, 29, 2000         NA             NA              NA          -31.31%
                   COMPANY FUND II

DREYFUS             APPRECIATION                  April 5, 1993      -9.46%           8.59%          15.16%         15.13%


                SMALL CAPITALIZATION              Aug. 31, 1990       3.27%           6.15%           9.87%         31.39%


                    STOCK INDEX                  Sept. 29, 1989     -17.33%           7.59%          14.82%         13.12%


                SOCIALLY RESPONSIBLE              Oct. 1, 1993      -18.94%           9.97%          15.28%         16.44%


J.P. MORGAN        U.S. DISCIPLINED               Jan. 3, 1995      -18.89%           4.92%          11.92%         15.49%
                   EQUITY PORTFOLIO

                    SMALL COMPANY                 Jan. 3, 1995      -19.19%           2.42%           9.53%         13.31%
                      PORTFOLIO

FRANKLIN            INTERNATIONAL                  May 1, 1992      -11.03%           5.44%          10.11%         11.42%
TEMPLETON       SECURITIES FUND CLASS 2

                 SMALL CAP FUND CLASS 2            Nov 1, 1995      -22.35%          13.74%          17.00%         17.43%

                REAL ESTATE FUND CLASS 2          Aug, 29, 2000      19.96%          -3.09%           7.49%          8.79%

                  DEVELOPING MARKETS              Aug, 29, 2000     -38.11%          -9.98%            NA          -13.86%
                   SECURITIES CLASS 2

CALAMOS              CONVERTIBLE                   May 1, 1999       -3.65%            NA              NA           10.41%



AIM              V.I. DENT DEMOGRAPHIC            Aug, 29, 2000     -25.20%            NA              NA          -24.97%
                       TRENDS FUND
                  V.I. NEW TECHNOLOGY             Aug, 29, 2000     -41.99%          12.57%          13.91%         15.23%
                         FUND
                    V.I. VALUE FUND               Aug, 29, 2000     -22.23%           9.24%          12.77%         15.31%


SELIGMAN           CAPITAL PORTFOLIO              Aug, 29, 2000      -3.58%          19.46%          18.32%         14.99%

                   COMMUNICATIONS AND             Aug, 29, 2000     -42.28%          11.96%          12.64%         17.57%
                  INFOMRATION PORTFOLIO





From time to time, sales literature or advertisements may also quote Adjusted Historic Portfolio Average Annual Total Returns that do not reflect the surrender charge. These are calculated in exactly the same way as the Adjusted Historic Portfolio Average Annual Total Returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Such Adjusted Historic Portfolio Average Annual Total Return information (not including deduction of the surrender charge) is as follows:

Adjusted Historic Portfolio Average Annual Total Returns (No Surrender Charge Deducted)

                                                                                                                    From
                                                                    For the         For the         For the      Inception of
                                                                 1-year period   3-year period   5-year period   Series Fund
                                                 Inception Date      ended           ended           ended          ended
                       Portfolio                                    12/31/99        12/31/99        12/31/99       12/31/99

MFS                 EMERGING GROWTH               July 25, 1995     -21.07%          21.81%          20.00%         21.94%
                        RESEARCH                  July 28, 1995      -6.57%          11.33%          13.95%         15.13%
                      TOTAL RETURN                 Jan. 3, 1995      13.94%           8.37%          11.25%         13.80%
                        UTILITIES                  Jan. 3, 1995       5.14%          16.15%          18.75%         21.17%
                      GLOBAL GOV'T                June 14, 1994       3.03%           1.49%           0.73%          2.63%
                          BOND                    Oct. 24, 1995       7.27%           2.84%           3.36%          4.09%

AMER. CENTURY   VP CAPITAL APPRECIATION           Nov. 20, 1997       7.08%          18.49%           8.10%          10.56%
                 VP INCOME AND GROWTH              Nov. 1, 1997     -12.24%           8.23%            NA            10.40%
                   VP INTERNATIONAL                May 1, 1994      -18.34%          15.37%          14.86%          12.21%
                       VP VALUE                    May 1, 1996       16.05%           5.17%            NA            10.91%

FEDERATED       AMERICAN LEADERS FUND II          Feb. 10, 1994       0.55%           6.76%          13.58%          14.42%
                HIGH INCOME BOND FUND II          March 1, 1994     -10.66%          -3.26%           2.59%           3.95%
                  PRIME MONEY FUND II             Nov. 11, 1994       4.05%           3.28%           3.16%           3.50%
                  INTERNATIONAL SMALL              May 1, 2000         NA              NA              NA           -21.93%
                     COMPANY FUND II

DREYFUS               APPRECIATION                April 5, 1993      -2.44%          10.98%          16.22%          15.40%
                  SMALL CAPITALIZATION            Aug. 31, 1990      11.28%           8.48%          10.89%          31.39%
                      STOCK INDEX                Sept. 29, 1989     -10.91%           9.95%          15.88%          13.12%
                  SOCIALLY RESPONSIBLE            Oct. 1, 1993      -12.65%          12.38%          16.35%          16.73%

J.P. MORGAN      U.S. DISCIPLINED EQUITY           Jan. 3, 1995     -12.60%           7.22%          12.96%          16.20%
                        PORTFOLIO
                      SMALL COMPANY                Jan. 3, 1995     -12.93%           4.66%          10.54%          14.00%
                        PORTFOLIO

FRANKLIN              INTERNATIONAL                May 1, 1992       -4.13%           7.76%          11.13%          11.42%
TEMPLETON            SECURITIES FUND
                        (CLASS 2)
                 SMALL CAP FUND (CLASS 2)          Nov. 1, 1995     -16.32%          16.23%          18.08%          18.26%
                REAL ESTATE FUND (CLASS 2)        Jan. 24, 1989      29.27%          -0.97%           8.49%           8.79%
                   DEVELOPING MARKETS             March 4, 1996     -33.31%          -8.01%            NA           -13.03%
                 SECURITIES FUND (CLASS 2)

CALAMOS               CONVERTIBLE                  May 1, 1999        3.82%            NA              NA            15.47%

AIM                V.I. DENT DEMOGRAPHIC          Dec. 29, 1999        NA              NA              NA           -19.15%
                         TRENDS FUND
                    V.I. NEW TECHNOLOGY           Oct. 18, 1993     -37.48%          15.03%          14.96%          15.51%
                            FUND
                      V.I. VALUE FUND              May 5, 1993      -16.20%          11.64%          13.82%          15.58%

SELIGMAN             CAPITAL PORTFOLIO            June 21, 1998       3.90%          22.08%          19.42%          14.99%
                     COMMUNICATIONS AND           Oct. 11, 1994     -37.81%          14.42%          13.68%          18.05%
                     INFORMATION PORTFOLIO



We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

     CTR = (ERV/P) - 1

     Where:

     CTR = The cumulative total return net of Subaccount recurring charges for the period.

     ERV = The ending redeemable value of the hypothetical investment at the end of the period.

     P = A hypothetical single payment of $1,000.

Effect of the Annual Administration Fee on Performance Data

     The Contract provides for a $30 annual administration fee (waived for Contracts with a Contract Value of at least $50,000 at the beginning of the Contract Year) to be deducted annually at the beginning of each Contract Year, from the Subaccounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the annual administration fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Contract Value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.


TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sells their shares to the Variable Account contain provisions regarding termination. The following summarizes those provisions:

MFS Variable Insurance Trust. This agreement provides for termination: (1) on six months' advance written notice by any party; (2) at Kansas City Life's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as reasonably determined by Kansas City Life; (3) at the option of the Fund or Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, upon institution of certain proceedings against Kansas City Life; (4) at Kansas City Life's option upon institution of certain enforcement proceedings against the Fund; (5) at the option of Kansas City Life, the Fund or MFS upon receipt of any necessary regulatory approvals and/or the vote of Contract Owners to substitute the shares of another investment company for shares of the Fund; (6) by the Fund or MFS upon written notice to Kansas City Life upon a determination that Kansas City Life has suffered a material adverse change in its business, operations, financial condition, or prospects; (7) by Kansas City Life upon written notice to the Fund and MFS upon a determination that the Fund or MFS has suffered a material adverse change in its business, operations, financial condition, or prospects; (8) at any party's option upon another party's material breach of any provision of the agreement; or (9) upon assignment of the agreement, unless made with the written consent of all parties.

American Century Variable Portfolios, Inc. This agreement provides for termination: (1) on six months' advance written notice by any party; (2) at Kansas City Life's option if the Fund's shares are not available for any reason to meet the requirements of the Contracts; (3) at the option of either Kansas City Life, the Fund, or American Century Investment Management, Inc. upon institution of certain proceedings against any person marketing the Contracts, the Variable account, Kansas City Life, the Fund, or American Century Investment Management, Inc.; (4) upon termination of the advisory agreement between the Fund and American Century Investment Management, Inc.; (5) upon vote of Contract Owners to substitute the shares of another investment company for the shares of the Fund, or similar regulatory approval; (6) upon assignment of the agreement, unless made with written consent of all parties, (7) upon a determination that continuing to perform under the agreement would violate applicable federal or state law, rule, regulation, or judicial order; (8) at the option of Kansas City Life if the Fund fails to meet the requirements of applicable diversification requirements; (9) upon a determination that a party has experienced a material adverse change in its business operations or financial condition, or is the subject of substantial adverse publicity; or (10) as a result of any other breach by a non-affiliated party.


Federated Insurance Series. This agreement provides for termination: (1) on 180 days advance written notice by any party; (2) at Kansas City Life's option if the Fund's shares are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or Federated Securities Corp., the Fund's distributor (the "Distributor") upon institution of certain proceedings against Kansas City Life or its agent; (4) at Kansas City Life's option upon institution of certain proceedings against the Fund or the Distributor; (5) upon vote of Contract Owners to substitute the shares of another investment company for the shares of the Fund, or similar regulatory approval; (6) in the event any of the Fund's shares are not registered, issued or sold in accordance with applicable law, or such law precludes the use of such shares to fund the Contracts; (7) by any party upon a determination by a majority of the Fund's trustees, or a majority of its disinterested trustees, that an irreconcilable conflict exists; (8) at the option of Kansas City Life if the Fund fails to meet the requirements of applicable diversification requirements; or (9) by any party upon another party's failure to cure a material breach of the agreement within 30 days after written notice thereof.

Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. This agreement provides for termination as to any of the Funds: (1) on 180 days' advance written notice by any party;
(2) at Kansas City Life's option if the Fund's shares are not available for any reason to meet the requirements of the Contracts; (3) at the option of the Fund or The Dreyfus Corporation upon institution of certain proceedings against Kansas City Life; (4) at Kansas City Life's option upon institution of certain enforcement proceedings against the Fund; (5) upon termination of the Investment Advisory Agreement between the Fund and The Dreyfus Corporation or its successors unless Kansas City Life specifically approves the selection of a new Fund investment adviser; (6) upon a determination that shares of the Fund or the variable products are not registered, issued or sold in conformity with federal or state laws or that Fund shares may no longer be used as an investment medium for variable products; (7) at the option of the Fund or The Dreyfus Corporation upon a determination that Kansas City Life has suffered a material adverse change in its business, operations, financial condition, or prospects; (8) at Kansas City Life's option a determination that the Fund or The Dreyfus Corporation has suffered a material adverse change in its business, operations, financial condition, or prospects; (9) at either party's option upon the other party's material breach of any provision of the Agreement and failure to remedy the breach within 30 days; or (10) upon assignment of the agreement, unless made with the written consent of all parties; (11) at the option of the Fund upon a determination by its Board in good faith that it is no longer advisable and in the best interests of shareholders of that Fund to continue to operate pursuant to this agreement; (12) at the option of the Fund if the Contracts cease to qualify as annuity contracts or life insurance policies, as applicable, under the Internal Revenue Code, or if the Fund reasonably believes that the Contracts may fail to qualify; or (13) if the Fund fails to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, or fails to manage and invest in a manner that complies with the requirements of Section 817(h) of the Internal Revenue Code.

J.P. Morgan Series Trust II. This agreement provides for termination: (1) on 180 days' notice by any party; (2) by Kansas City Life if shares of any Series are not available to meet the requirements of the Contracts; (3) by Kansas City Life upon the institution of formal proceedings against the Fund by the SEC, NASD or any other regulatory body; (4) by the Fund, upon the institution of formal proceedings against Kansas City Life by the SEC, NASD, or any other regulatory body; (5) by the Fund upon determination that Kansas City Life has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity; (6) upon termination of the Investment Advisory Agreement between the Fund and its investment adviser or its successors unless Kansas City Life specifically approves the selection of the new Fund investment adviser; (7) upon a determination that the Fund's shares are not registered, issued or sold in accordance with applicable federal law or that Fund shares may no longer be used as an investment medium for Contracts; (8) by the Fund upon a determination by its Board in good faith that it is no longer advisable and in the best interests of shareholders of that Fund to continue to operate pursuant to this agreement; (9) by the Fund if the Contracts cease to qualify as annuity contracts or life insurance policies, as applicable, under the Code, or if the Fund reasonably believes that the Contracts may fail to so qualify; (10) by either party, upon the other party's failure to cure a breach of any material provision within 30 days after written notice thereof; (11) by the Fund, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law; (12) upon assignment of this agreement, unless made with the written consent of the non-assigning party; (13) by Kansas City Life upon a determination that the Fund has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity;
(14) if the Fund fails to qualify as a regulated investment company under Subchapter M of the Code or fails to comply with the requirements of Section 817(h) of the Code.

Franklin Templeton Variable Insurance Products Trust. This agreement provides for termination: (1) by any party in its entirety or with respect to one, some or all Portfolios for any reason by sixty (60) days advance written notice delivered to the other parties, and shall terminate immediately in the event of its assignment, as that term is used in the 1940 Act; or (2) immediately by Franklin Templeton Variable Insurance Products Trust or Franklin Templeton Distributors, Inc. by written notice if (a) Kansas City Life notifies the Trust or the Underwriter that the exemption from registration under Section 3(c) of the 1940 Act no longer applies, or might not apply in the future, to the unregistered accounts, or that the exemption from registration under Section 4(2) or Regulation D promulgated under the 1933 Act no longer applies or might not apply in the future, to interests under the unregistered contracts; or (b) either one or both of the Trust or the Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that Kansas City Life has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this agreement or are the subject of material adverse publicity; or (c) Kansas City Life gives written notice specified in Section 3.3 of the agreement and at the same time gives such notice there was no notice of termination outstanding under any other provision of this agreement; provided, however, that any termination under this provision shall be effective forty-five (45) days after the notice specified in Section 3.3 of the agreement was given; or (d) upon Kansas City Life's assignment of this agreement without prior written approval.

Calamos Advisors Trust. This agreement provides for termination: (1) on six months' advance written notice by any party; (2) by Kansas City Life if the Fund's shares are not available to meet the requirements of the Contracts; (3) by Kansas City Life upon a determination that shares of the Fund are not registered, issued or sold in accordance with applicable state and/or federal securities laws or such law precludes the use of such shares to fund the Contracts; (4) by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. upon institution of certain proceedings against Kansas City Life or any affiliate; (5) by Kansas City Life upon the institution of certain proceedings against the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc.; (6) by Kansas City Life in the event that the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. ceases to qualify or Kansas City Life reasonably believes it/they may fail to qualify as a regulated investment company under Subchapter M or fails to comply with Section 817(h) diversification requirements; (7) by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. if the Contracts fail to meet the qualifications specified in the agreement; (8) by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. if it is determined that Kansas City Life has suffered a material and adverse change in its business, operations, financial condition, insurance company rating or prospects or is the subject of material adverse publicity; (9) by Kansas City Life if it is determined that the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (10) by Kansas City Life (as one party) or by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. (as one party) upon the other party's material breach of any provision of this agreement upon 30 days written notice and opportunity to cure.

AIM Variable Insurance Funds. This agreement (as to a Fund) provides for termination: (1) at the option of any party, with or without cause, upon six (6) months advance written notice to the other parties, or, if later, upon receipt of any required exemptive relief from the SEC, unless otherwise agreed to in writing by the parties; (2) at the option of AIM Variable Insurance Funds upon institution of formal proceedings against Kansas City Life Insurance Company or its affiliates by the NASD, the SEC, any state insurance regulator or any other regulatory body regarding Kansas City Life's obligations under the agreement or related to the sale of the Contracts, the operation of each account, or the purchase of shares, if, in each case, AIM Variable Insurance Funds reasonably determines that such proceedings, or the facts on which such proceedings would be based, have a material likelihood of imposing material adverse consequences on the Fund with respect to which the agreement is to be terminated; (3) at the option of Kansas City Life upon institution of formal proceedings against AIM Variable Insurance Funds, its principal underwriter, or its investment adviser by the NASD, the SEC, or any state insurance regulator or any other regulatory body regarding AIM Variable Insurance Funds' obligations under this agreement or related to the operation or management of AIM Variable Insurance Fund or the purchase of AIM Variable Insurance Funds, if, in each case, Kansas City Life reasonably determines that such proceedings, or the facts on which such proceedings would be based, have a material likelihood of imposing material adverse consequences on Kansas City Life, or the subaccount corresponding to the Fund with respect to which the agreement is to be terminated; (4) at the option of any party in the event that (a) the Fund's shares are not registered and, in all material respects, issued and sold in accordance with any applicable federal or state law, or (b) such law precludes the use of such shares as an underlying investment medium of the contracts issued or to be issued by Kansas City Life;
(5) upon termination of the corresponding  subaccount's  investment in the Fund;
(6) at the option of Kansas City Life if the Fund ceases to qualify as a regulated investment company under Subchapter M of the Code or under successor or similar provisions, or if Kansas City Life reasonably believes that the Fund may fail to so qualify; (7) at the option of Kansas City Life if the Fund fails to comply with Section 817(h) of the Code or with successor or similar provisions, or if Kansas City Life reasonably believes that the Fund may fail to so comply; (8) at the option of AIM Variable Insurance Funds if the contracts issued by Kansas City Life cease to qualify as annuity contracts or life insurance contracts under the Code (other than by reason of the Fund's noncompliance with Section 817(h) or Subchapter M of the Code) or if interests in an account under the contracts are not registered, where required, and, in all material respects, are not issued or sold in accordance with any applicable federal or state law; (9) upon another party's material breach of any provision of this agreement.

Seligman Portfolios, Inc. This agreement provides for termination: (1) for any reason by six months' advance written notice delivered to the other party; (2) by Kansas City Life by written notice to the Fund based upon the Kansas City Life's determination that shares of the Fund are not reasonably available to meet the requirements of the contracts; (3) by Kansas City Life by written notice to the Fund in the event shares of any of the Portfolios are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the contracts issued or to be issued by Kansas City Life; (4) by the Fund in the event that formal administrative proceedings are instituted against Kansas City Life by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body regarding Kansas City Life's duties under this agreement or related to the sale of the contracts, the operation of any account, or the purchase of the Fund's shares; provided, however, that the Fund determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of Kansas City Life to perform its obligations under this agreement; (5) by Kansas City Life in the event that formal administrative proceedings are instituted against the Fund by the NASD, the SEC, or any state securities or insurance department or any other regulatory body; provided, however, that Kansas City Life determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Fund to perform its obligations under this agreement; (6) by Kansas City Life by written notice to the Fund with respect to any Portfolio in the event that such Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the Section 817(h) diversification requirements or if Kansas City Life reasonably believes that such Portfolio may fail to so qualify or comply; (7) by the Fund by written notice to Kansas City Life, if the Fund shall determine, in its sole judgment exercised in good faith, that Kansas City Life has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of this agreement or is the subject of material adverse publicity; (8) by Kansas City Life by written notice to the Fund, if Kansas City Life shall determine, in its sole judgment exercised in good faith, that the Fund has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this agreement or is the subject of material adverse publicity; (9) by Kansas City Life upon any substitution of the shares of another investment company or series thereof for shares of a portfolio of the Fund in accordance with the terms of the contracts, provided that Kansas City Life has given at least 45 days prior written notice to the Fund of the date of substitution; (10) by either party in the event that the Fund's Board of Directors determines that a material irreconcilable conflict exists; (11) at the option of either party upon another party's failure to cure a material breach of any provision of this agreement within 30 days after written notice thereof.


SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemption's of Portfolio shares held by each of the Subaccounts.

Our officers and employees are covered by an insurance company blanket bond issued by Fidelity and Deposit Company of Maryland to Kansas City Life in the amount of $5,000,000. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

We are subject to regulation and supervision by the Department of Insurance of the State of Missouri, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.




RECORDS AND REPORTS

We will retain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the Owner's last known address of record.

LEGAL MATTERS

All matters relating to Missouri law pertaining to the Contracts, including the validity of the Contracts and Kansas City Life's authority to issue the Contracts, have been passed upon by C. John Malacarne, General Counsel of Kansas City Life. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.


EXPERTS
KPMG LLP
Suite 1501
Two Central Park Plaza
Omaha, NE  68102-1626
The consolidated financial statements and schedules of Kansas City Life Insurance Company as of December 31, 2000 and for the year then ended, and the statement of net assets of the Variable Account at December 31, 2000 and the related statements of operations and changes in net assets for the year then ended, have been included herein in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


Ernst & Young LLP,
One Kansas City Place
1200 Main Street
Kansas City, MO  64105-2143
independent auditors has audited the following financial statements included in this Prospectus:
     o consolidated financial statements for Kansas City Life at December 31, 1999 and 1998;
     o financial statements of the Variable Account for the year ended December 31, 1999.


The Independent Auditor's Reports are also included in this Statement of Additional Information and are provided in reliance upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS The following financial statements for Kansas City Life are included in the Statement of Additional Information:

     o balance sheets as of December 31, 2000 and 1999; and

     o related statements of income, stockholders' equity and cash flows for each of the three years ended December 31, 2000.

The following financial statements for the Variable Account are included in the Statement of Additional Information:

     o statements of net assets for the Variable Account for the year ended December 31, 2000; and

     o related statement of operations and changes in net assets for the periods ended December 31, 2000 and 1999.

Kansas City Life's financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.


Financial Statements to be included by pre-effective amendment.




                          CONSOLIDATED INCOME STATEMENT
          (Thousands, except per share data and parenthetical comments)

                                             2000         1999          1998
REVENUES
Insurance revenues:
  Premiums:
    Life insurance                      $    99,195      104,086       108,510
    Accident and health                      44,641       42,636        42,441
  Contract charges                          109,783      108,873       108,608
Investment revenues:
  Investment income, net                    207,135      207,682       202,402
  Realized investment gains (losses), net    (3,871)       2,860        11,426
Other                                        16,024       13,956        14,671

      TOTAL REVENUES                        472,907      480,093       488,058

BENEFITS AND EXPENSES
Policy benefits:
  Death benefits                            113,403      110,672       107,355
  Surrenders of life insurance               15,767       14,592        19,368
  Other benefits                             73,854       70,702        72,190
  Increase in benefit and contract reserves  73,816       85,206        84,427
Amortization of deferred acquisition costs   26,828       31,261        36,201
Insurance operating expenses                100,735      103,597       100,568

         TOTAL BENEFITS AND EXPENSES        404,403      416,030       420,109

Income before Federal income taxes           68,504       64,063        67,949

Federal income taxes:
  Current                                    15,633       21,172        20,471
  Deferred                                    3,788       (2,154)       (1,034)
                                             19,421       19,018        19,437

NET INCOME                              $    49,083       45,045        48,512


Basic and diluted earnings per share:
  Operating Income                            $4.29         3.51          3.32
  Realized investment gains (losses), net      (.21)         .15           .60

  Net income                                  $4.08         3.66          3.92


See accompanying Notes to Consolidated Financial Statements.


                           CONSOLIDATED BALANCE SHEET

                                                                                   2000            1999
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at fair value (amortized cost $1,998,319,000;
     $2,079,458,000 - 1999)                                                  $   1,934,157       1,999,215
    Held to maturity, at amortized cost (fair value $80,463,000;
     $107,570,000 - 1999)                                                           80,572         107,606
  Equity securities available for sale, at fair value
    (cost $100,866,000; $122,371,000 - 1999)                                        94,269         115,968
  Mortgage loans on real estate, net                                               396,731         340,704
  Real estate, net                                                                  44,443          42,011
  Real estate joint ventures                                                        34,185          37,336
  Policy loans                                                                     116,024         118,521
  Short-term investments                                                            54,171          19,380
     TOTAL INVESTMENTS                                                           2,754,552       2,780,741
Cash                                                                                13,391          22,355
Accrued investment income                                                           41,028          43,907
Receivables, net                                                                     3,688           7,552
Property and equipment, net                                                         20,701          22,010
Deferred acquisition costs                                                         244,960         236,370
Value of purchased insurance in force                                               87,833          95,636
Reinsurance recoverables                                                           135,378         131,995
Deferred income taxes                                                                8,870          14,716
Other assets                                                                        10,712           6,103
Separate account assets                                                            325,148         259,899
                                                                             $   3,646,261       3,621,284
LIABILITIES AND STOCKHOLDERS' EQUITY
Future policy benefits:
  Life insurance                                                             $     775,381         782,341
  Accident and health                                                               45,905          47,215
Accumulated contract values                                                      1,619,887       1,688,706
Policy and contract claims                                                          34,083          34,721
Other policyholders' funds:
  Dividend and coupon accumulations                                                 61,354          61,740
  Other                                                                             88,195          90,885
Notes payable                                                                       41,520          69,500
Current income taxes payable                                                         6,383           7,870
Other liabilities                                                                  116,151          84,602
Separate account liabilities                                                       325,148         259,899
     TOTAL LIABILITIES                                                           3,114,007       3,127,479
Stockholders' equity:
  Common stock, par value $1.25 per share
    Authorized 36,000,000 shares, issued 18,496,680 shares                          23,121          23,121
  Paid in capital                                                                   20,109          18,498
  Retained earnings                                                                651,324         614,278
  Accumulated other comprehensive loss                                             (55,280)        (59,095)
  Less treasury stock, at cost (6,475,203 shares; 6,411,738 shares - 1999)        (107,020)       (102,997)
     TOTAL STOCKHOLDERS' EQUITY                                                    532,254         493,805
                                                                             $   3,646,261       3,621,284


See accompanying Notes to Consolidated Financial Statements.


                 CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY

                                                                         2000             1999             1998


COMMON STOCK, beginning and end of year                           $      23,121          23,121            23,121

PAID IN CAPITAL:
  Beginning of year                                                      18,498          17,633            16,256
  Excess of proceeds over cost of treasury stock sold                     1,611             865             1,377

  End of year                                                            20,109          18,498            17,633

RETAINED EARNINGS:
  Beginning of year                                                     614,278         581,074           543,715
  Net income                                                             49,083          45,045            48,512
  Other comprehensive income (loss):
    Unrealized gains (losses) on securities                               9,581        (104,921)           15,094
    Decrease (increase) in unfunded pension liability                    (5,766)            360            (6,076)
  Comprehensive income (loss)                                            52,898         (59,516)           57,530
  Transfer other comprehensive (income) loss to
    accumulated other comprehensive income                               (3,815)        104,561            (9,018)
  Stockholder dividends of $1.00 per share
     ($.96 - 1999 and $.90 - 1998)                                      (12,037)        (11,841)          (11,153)

  End of year                                                           651,324         614,278           581,074


ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
  Beginning of year                                                      (59,095)        45,466            36,448
  Other comprehensive income (loss)                                        3,815       (104,561)            9,018

  End of year                                                            (55,280)       (59,095)           45,466


TREASURY STOCK, at cost:
  Beginning of year                                                     (102,997)       (89,361)          (88,946)
  Cost of 174,550 shares acquired
    (349,087 shares - 1999 and 24,640 shares - 1998)                      (5,600)       (14,094)           (1,063)
  Cost of 111,085 shares sold
    (32,243 shares - 1999 and 47,296 shares - 1998)                        1,577            458               648

  End of year                                                           (107,020)      (102,997)          (89,361)


TOTAL STOCKHOLDERS' EQUITY                                         $     532,254        493,805           577,933


See accompanying Notes to Consolidated Financial Statements.


                                                 CONSOLIDATED STATEMENT OF CASH FLOWS



                                                                         2000             1999             1998

OPERATING ACTIVITIES
Net income                                                        $      49,083          45,045            48,512
Adjustments to reconcile net income to
  net cash from operating activities:
    Amortization of investment premium, net                               4,867           2,061             2,398
    Depreciation                                                          6,093           5,265             5,153
    Policy acquisition costs capitalized                                (35,775)        (39,553)          (46,011)
    Amortization of deferred acquisition costs                           26,828          31,261            36,201
    Realized investment (gains) losses                                    3,871          (2,860)          (11,426)
    Changes in assets and liabilities:
     Future policy benefits                                              (8,270)         12,375            25,855
     Accumulated contract values                                         (8,246)        (10,182)          (12,264)
     Other policy liabilities                                            (3,076)         14,867             6,842
     Income taxes payable and deferred                                    8,147         (14,748)          (11,399)
    Other, net                                                           22,819          18,449              (718)

    NET CASH PROVIDED                                                    66,341          61,980            43,143

INVESTING ACTIVITIES
Purchases of investments:
  Fixed maturities available for sale                                  (415,189)       (654,943)         (644,087)
  Fixed maturities held to maturity                                      (3,304)         (3,354)                -
  Equity securities available for sale                                  (22,134)        (43,130)          (28,047)
Sales of fixed maturities available for sale                            369,027         406,785           372,930
Maturities and principal paydowns
  of security investments:
    Fixed maturities available for sale                                 115,557         173,990           216,247
    Fixed maturities held to maturity                                    24,539          10,913            30,453
    Equity securities available for sale                                 44,158          22,644            28,043
Purchases of other investments                                         (138,947)        (36,300)          (78,298)
Sales, maturities and principal
  paydowns of other investments                                          53,990          59,655            60,500
Dispositions of insurance blocks - net cash paid                              -          (5,162)          (13,250)

    NET CASH PROVIDED (USED)                                             27,697         (68,902)          (55,509)

FINANCING ACTIVITIES
Proceeds from borrowings                                                 58,445          95,850             1,100
Repayment of borrowings                                                 (86,425)        (26,350)           (1,100)
Policyowner contract deposits                                           137,901         148,993           175,421
Withdrawals of policyowner contract deposits                           (198,474)       (181,367)         (187,028)
Cash dividends to stockholders                                          (12,037)        (11,841)          (11,153)
Disposition (acquisition) of treasury stock, net                         (2,412)        (12,771)              962

    NET CASH PROVIDED (USED)                                           (103,002)         12,514           (21,798)

Increase (decrease) in cash                                              (8,964)          5,592           (34,164)
Cash at beginning of year                                                22,355          16,763            50,927

    CASH AT END OF YEAR                                           $      13,391          22,355            16,763



See accompanying Notes to Consolidated Financial Statements.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
  (Amounts in tables are generally stated in thousands, except per share data)


SIGNIFICANT ACCOUNTING POLICIES

Organization
Kansas City Life Insurance Company is a Missouri domiciled stock life insurance company which, with its affiliates, is licensed to sell insurance products in 49 states and the District of Columbia. The Company offers a diversified portfolio of individual insurance, annuity and group products distributed primarily through numerous general agencies. In recent years, the Company's new business activities have been concentrated in interest sensitive and variable products.

Basis of Presentation
The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States (GAAP) and include the accounts of Kansas City Life Insurance Company and its subsidiaries, principally Sunset Life Insurance Company of America (Sunset Life) and Old American Insurance Company (Old American). Significant intercompany transactions have been eliminated in consolidation. Certain reclassifications have been made to prior year results to conform with the current year's presentation. GAAP requires management to make certain estimates and assumptions which affect amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Recognition of Revenues
Traditional life insurance products include whole life insurance, term life insurance and certain annuities. Premiums for these products are recognized as revenues when due. Accident and health insurance premiums are recognized as revenues over the terms of the policies. Revenues for universal life and flexible annuity products are amounts assessed against contract values for cost of insurance, policy administration and surrenders, as well as amortization of deferred front-end contract charges.

Future Policy Benefits
For traditional life insurance products, reserves have been computed by a net level premium method based upon estimates at the time of issue for investment yields, mortality and withdrawals. These estimates include provisions for experience less favorable than actually expected. Investment yield assumptions for new issues are graded down and range from 7.25 percent to5.25 percent. Mortality assumptions are based on standard mortality tables. The 1975-1980 Select and Ultimate Basic Table is used for business issued since 1977.

Reserves and claim liabilities for accident and health insurance include estimated unpaid claims and claims incurred but not reported. For traditional life and accident and health insurance, benefits and claims are charged to expense in the period incurred.

Liabilities for universal life and flexible annuity products represent accumulated contract values, without reduction for potential surrender charges, and deferred front-end contract charges which are amortized over the term of the policies. Benefits and claims are charged to expense in the period incurred net of related accumulated contract values. Interest on accumulated contract values is credited to contracts as earned. Crediting rates for universal life insurance and flexible annuity products ranged from 4.00 percent to 6.75 percent (3.85 percent to 6.50 percent - 1999 and 3.85 percent to 7.25 percent - 1998).

Withdrawal assumptions for all products are based on corporate experience.

Policy Acquisition Costs
The costs of acquiring new business, principally commissions, certain policy issue and underwriting expenses and certain variable agency expenses, are deferred. For traditional life products, deferred acquisition costs are amortized in proportion to premium revenues over the premium-paying period of related policies, using assumptions consistent with those used in computing benefit reserves. Acquisition costs for interest sensitive and variable products are amortized over a period not exceeding 30 years in proportion to estimated gross profits arising from interest spreads and charges for mortality, expenses and surrenders that are expected to be realized over the term of the contracts. The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a block of business are revised. This asset is also adjusted for the impact on estimated gross profits of net unrealized gains and losses on securities.

Value of Purchased Insurance in Force
The value of purchased insurance in force arising from the acquisition of a life insurance subsidiary and a block of life insurance business is being amortized in proportion to projected future premium revenues or gross profits. Such amortization is included in insurance operating expenses. If these projections should change, the amortization is adjusted prospectively. This asset was increased $8,523,000 ($9,313,000 - 1999 and $9,609,000 - 1998) for accrual of interest and reduced $16,326,000 ($18,008,000 - 1999 and $17,194,000 - 1998) for
amortization. The increase for accrual of interest for the life insurance subsidiary was calculated using a 13.0 percent interest rate for the life block and a 7.0 percent rate for the accident and health block and, on the acquired block, a 7.0 percent interest rate on the traditional life portion and a 5.4 percent rate on the interest sensitive portion. Total accumulated accrual of interest and amortization equal $62,942,000 and $97,941,000, respectively. The value of purchased insurance inforce is adjusted for the impact on estimated gross profits of net unrealized gains and losses on securities. Based upon current conditions and assumptions as to future events, the Company expects that the amortization will be between 6 and 8 percent of the asset's current carrying amount in each of the next five years.

Separate Accounts
These accounts arise from the sale of variable life insurance and annuity products. Their assets are legally segregated and are not subject to the claims which may arise from any other business of the Company. These assets are reported at fair value since the underlying investment risks are assumed by the policyholders. Therefore the related liabilities are recorded at amounts equal to the underlying assets. Investment income and gains or losses arising from separate accounts accrue directly to the policyholders and are, therefore, not included in investment earnings in the accompanying consolidated income statement. Revenues to the Company from separate accounts consist principally of contract maintenance charges, administrative fees and mortality and risk charges.

Participating Policies
Participating business at year end approximates 11 percent of the consolidated life insurance in force. The amount of dividends to be paid is determined annually by the Board of Directors. Provision has been made in the liability for future policy benefits to allocate amounts to participating policyholders on the basis of dividend scales contemplated at the time the policies were issued. Additional provisions have been made for policyholder dividends in excess of the original scale which have been declared by the Board of Directors.

Investments
Securities held to maturity and short-term investments are stated at cost adjusted for amortization of premium and accrual of discount. Securities available for sale are stated at fair value. Unrealized gains and losses on securities available for sale are reduced by deferred income taxes and related adjustments to deferred acquisition costs and the value of purchased insurance in force, and are included in accumulated other comprehensive income.

Mortgage loans are stated at cost adjusted for amortization of premium and accrual of discount less an allowance for possible losses. A loan is considered impaired if it is probable that contractual amounts due will not be collected. An allowance for possible impairment losses is based upon the loan's market price, or the fair value of the underlying collateral on a net realizable basis. Loans in foreclosure and loans considered to be impaired are placed on a non-accrual status. Other real estate investments are carried at depreciated cost. Real estate joint ventures are valued at cost adjusted for the Company's equity in earnings since acquisition. Policy loans are carried at cost less payments received. Premiums and discounts on fixed maturity securities are amortized over the life of the related security as an adjustment to yield using the effective interest method. Realized gains and losses on disposals of investments, determined by the specific identification method, are included in investment revenues.

Federal Income Taxes
Income taxes have been provided using the liability method. Under that method, deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

Income Per Share
Due to the Company's capital structure and lack of other potentially dilutive securities, there is no difference between basic and diluted earnings per common share for any of the years or periods reported. The weighted average number of shares outstanding during the year was 12,033,725 shares (12,316,220 shares - 1999 and 12,394,104 shares - 1998). The actual number of shares outstanding at year end was 12,021,477 (12,084,942 - 1999).

Statutory Information and
  Stockholder Dividends Restriction
The Company's earnings, unassigned surplus (retained earnings) and stockholders' equity, on the statutory basis used to report to regulatory authorities, follow.

                                2000      1999     1998

Net gain from operations   $   45,730    41,902   35,185
Net income                     42,265    42,012   36,152
Unassigned surplus
    at December 31            311,804   281,254  257,853
Stockholders' equity
    at December 31            248,014   219,875  209,246

Stockholder dividends may not exceed statutory unassigned surplus. Additionally, under Missouri law, the Company must have the prior approval of the Missouri Director of Insurance in order to pay a dividend exceeding the greater of statutory net gain from operations for the preceding year or 10 percent of statutory stockholders' equity at the end of the preceding year. The maximum payable in 2001 without prior approval is $45,730,000. The Company believes these statutory limitations impose no practical restrictions on its dividend payment plans.

As of January 1, 2001, the Company will adopt new statutory codification guidelines as promulgated by the National Association of Insurance Commissioners
(NAIC). The net effect to both net income and surplus is expected to be immaterial.

The  Company  is  required  to  deposit a defined  amount of assets  with  state
regulatory  authorities.   Such  assets  had  an  aggregate  carrying  value  of
$18,000,000 ($21,000,000 - 1999 and $18,000,000 - 1998).

Comprehensive Income (Loss)
Comprehensive income is comprised of net income and other comprehensive income which includes unrealized gains or losses on securities available for sale and unfunded pension liabilities as shown below.

                             Unrealized    Unfunded
                             Gain (Loss)   Pension
                            on Securities  Liability   Total
2000:
Unrealized holding gains
  arising during the year    $    9,422                9,422
Less:  Realized losses included
            in net income        (6,467)              (6,467)
Net unrealized gains             15,889               15,889
Increase in unfunded
  pension liability                   -     (8,871)   (8,871)
Effect on deferred
  acquisition costs              (1,145)              (1,145)
Deferred income taxes            (5,163)     3,105    (2,058)
Other comprehensive
  income (loss)              $    9,581     (5,766)    3,815


1999:
Unrealized holding losses
  arising during the year    $ (172,801)           (172,801)
Less:  Realized losses included
            in net income        (2,527)             (2,527)
Net unrealized losses          (170,274)           (170,274)
Decrease in unfunded
  pension liability                   -       554       554
Effect on deferred
  acquisition costs               8,858               8,858
Deferred income taxes            56,495      (194)   56,301
Other comprehensive
  income (loss)              $ (104,921)      360  (104,561)


                             Unrealized    Unfunded
                             Gain (Loss)    Pension
                            on Securities  Liability   Total

1998:
Unrealized holding gains
  arising during the year   $    33,261               33,261
Less:  Realized gains included
            in net income         9,360                9,360
Net unrealized gains             23,901               23,901
Increase in unfunded
  pension liability                   -    (9,348)    (9,348)
Effect on deferred
  acquisition costs                (680)                (680)
Deferred income taxes            (8,127)    3,272     (4,855)
Other comprehensive
  income (loss)              $   15,094    (6,076)     9,018


The accumulated balances related to each component of accumulated other comprehensive income follow.

                                           Change in
                             Unrealized    Unfunded
                             Gain (Loss)    Pension
                            on Securities  Liability  Total

December 31, 1998           $   51,542     (6,076)    45,466
Other comprehensive
   income (loss) for 1999     (104,921)       360   (104,561)

December 31, 1999              (53,379)    (5,716)   (59,095)
Other comprehensive
   income (loss) for 2000        9,581     (5,766)     3,815

December 31, 2000           $  (43,798)   (11,482)   (55,280)


REINSURANCE

                                  2000      1999      1998
Life insurance in force (in millions):
    Direct                    $   24,120   23,616    23,261
    Ceded                         (6,514)  (5,483)   (4,488)
    Assumed                        2,818    3,131     3,380

        Net                   $   20,424   21,264    22,153

Premiums:
Life insurance:
    Direct                    $  120,908  127,805   128,584
    Ceded                        (27,818) (29,255)  (26,748)
    Assumed                        6,105    5,536     6,674

        Net                   $   99,195  104,086   108,510

 Accident and health:
    Direct                    $   54,769   56,723    54,022
    Ceded                        (10,128) (14,087)  (11,581)

        Net                   $   44,641   42,636    42,441


Contract charges arise generally from directly issued business. However contract charges also arise from a block of business assumed during 1997 as described below. Ceded benefit recoveries were $49,883,000 ($49,687,000 - 1999 and $57,048,000 - 1998).

Old American has two coinsurance agreements. One agreement reinsures certain whole life policies issued by Old American prior to December 1, 1986. These policies had a face value of $103,901,000 as of this year end. The reserve for future policy benefits ceded under this agreement was $44,331,000 ($46,741,000 -
1999). The second agreement ceded $10.4 million of home health care reserves in October 1998.

In 1997, Kansas City Life acquired a block of traditional life and universal life-type products. As of this year end, the block had $2.8 billion of life insurance in force ($3.1 billion - 1999). The block generated life insurance premiums of $5,544,000 ($5,788,000 - 1999). Additionally, in November 1999, the Company ceded its group long-term disability reserves, totaling $5.2 million.

The maximum retention on any one life is $350,000 for ordinary life plans and $100,000 for group coverage. A contingent liability exists with respect to reinsurance, which may become a liability of the Company in the unlikely event that the reinsurers should be unable to meet obligations assumed under reinsurance contracts.

PROPERTY AND EQUIPMENT

                                           2000        1999

Land                                $       766         766
Home office complex                      21,444      21,404
Furniture and equipment                  34,741      32,258

                                         56,951      54,428
Less accumulated depreciation           (36,250)    (32,418)

                                    $    20,701      22,010

Property  and   equipment  are  stated  at  cost  and   depreciated   using  the
straight-line method. The home office is depreciated over 25 to 50 years and furniture and equipment over 3 to 10 years, their estimated useful lives.

NOTES PAYABLE

                                          2000      1999
Federal Home Loan Bank loan with
  various maturities and a weighted
  average variable interest rate,
  currently 6.63 percent, secured
  by specified securities              $  41,520    55,000

Commerce Bank unsecured revolving
  credit loan agreement providing a
  $20,000,000 line of credit with a
  variable interest rate, currently
  6.95 percent                                 -     2,500

UMB Bank unsecured revolving credit
  loan agreements providing a
  $40,000,000 line of credit with a
  variable interest rate, currently
  6.95 percent                                 -    12,000

                                       $  41,520    69,500

As a member of the Federal Home Loan Bank with a capital investment of $14,937,000, the Company has the ability to borrow up to twenty times its capital investment, or $298,734,000, when collateralized from the bank. The Company earned a 7.00 percent average rate on the capital investment in the bank for 2000. All borrowing is used to enhance investment strategies. Interest paid on all borrowings equaled $2,146,000 ($1,135,000 - 1999 and $717,000 - 1998).

FAIR VALUE OF
     FINANCIAL INSTRUMENTS


The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values. The fair values for securities are based on quoted market prices, where available. For those securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Fair values for mortgage loans are based upon discounted cash flow analyses using an interest rate assumption 2 percent above the comparable U.S. Treasury rate.

Fair values for the Company's liabilities under investment-type insurance contracts, included with accumulated contract values for flexible annuities and with other policyholder funds for supplementary contracts without life contingencies, are estimated to be their cash surrender values.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the financial instruments follow.

                            2000                   1999
                     Carrying     Fair      Carrying    Fair
                     Amount       Value      Amount     Value
Investments:
  Securities available
    for sale       $2,028,426  2,028,426  2,115,183  2,115,183
  Securities held
    to maturity        80,572     80,463    107,606    107,570
  Mortgage loans      396,731    409,000    340,704    328,973
Liabilities:
  Individual and
    group annuities  $668,233    652,898    743,438    724,908
  Supplementary
    contracts without
    life contingencies 20,761     20,761     21,216     21,216

The  following   Investments  Note  provides   further  details   regarding  the
investments above.

INVESTMENTS

Investment Revenues
Major categories of investment revenues are summarized as follows.

                                2000       1999        1998
Investment income:
    Fixed maturities      $   156,117    157,766     154,213
    Equity securities           9,678      9,378       6,583
     Mortgage loans            29,478     27,608      26,024
    Real estate                10,563      9,907       9,587
    Policy loans                7,852      7,959       8,098
    Short-term                  3,025      3,639       4,832
    Other                       3,914      3,709       3,948
                              220,627    219,966     213,285
Less investment expenses      (13,492)   (12,284)    (10,883)

                          $   207,135    207,682     202,402

Realized gains (losses):
    Fixed maturities      $   (12,614)    (2,714)      8,052
    Equity securities             517        126       1,360
    Mortgage loans              2,970      1,500           -
    Real estate                 4,316      3,684       2,014
    Other                         940        264           -

                          $    (3,871)     2,860      11,426

Unrealized Gains and Losses
Unrealized gains (losses) on the Company's securities
follow.
                               2000        1999         1998

Available for sale:
  End of year             $   (70,758)   (86,647)     83,627
  Effect on deferred
    acquisition costs           3,381      4,526      (4,332)
  Deferred income taxes        23,579     28,742     (27,753)

                          $   (43,798)   (53,379)     51,542

  Increase (decrease) in
    net unrealized gains
    during the year:
      Fixed maturities    $     9,697    (99,595)     18,701
      Equity securities          (116)    (5,326)     (3,607)

                          $     9,581   (104,921)     15,094

Held to maturity:
  End of year             $      (109)       (36)      8,011

  Increase (decrease) in
    net unrealized gains
    during the year       $       (73)    (8,047)      2,177

Securities
The amortized cost and fair value of investments in securities at this year end follow.

                                      Gross
                       Amortized   Unrealized        Fair
                         Cost     Gains   Losses     Value
Available for sale:
Bonds:
  U.S. government  $    45,050    1,539      221     46,368
  Public utility       290,415    2,143   10,726    281,832
  Corporate          1,233,304   11,359   72,392  1,172,271
  Mortgage-backed      381,224    5,138    2,051    384,311
  Other                 47,581    1,109       60     48,630
Redeemable
   preferred stocks        745        8        8        745

Fixed maturities     1,998,319   21,296   85,458  1,934,157
Equity securities      100,866    2,141    8,738     94,269

                     2,099,185   23,437   94,196  2,028,426

Bonds held to maturity:
Public utility          12,474      817       18     13,273
Corporate               62,947    1,123    2,308     61,762
Other                    5,151      277        -      5,428

                        80,572    2,217    2,326     80,463

                   $ 2,179,757   25,654   96,522  2,108,889


The amortized cost and fair value of investments in securities at last year end follow.


                                      Gross
                      Amortized     Unrealized       Fair
                         Cost     Gains   Losses     Value
Available for sale:
Bonds:
  U.S. government  $    47,264      170      607     46,827
  Public utility       270,618    1,938   11,098    261,458
  Corporate          1,405,241    7,119   78,468  1,333,892
  Mortgage-backed      299,933    5,522    3,480    301,975
  Other                 55,537      217    1,556     54,198
Redeemable
   preferred stocks        865       12       12        865

Fixed maturities     2,079,458   14,978   95,221  1,999,215
Equity securities      122,371    1,916    8,319    115,968

                     2,201,829   16,894  103,540  2,115,183

Bonds held to maturity:
Public utility          18,101      743       45     18,799
Corporate               83,429    1,282    2,127     82,584
Other                    6,076      117        6      6,187

                       107,606    2,142    2,178    107,570

                   $ 2,309,435   19,036  105,718  2,222,753


The Company does not hold any non-income producing fixed maturity securities.

The distribution of the fixed maturity securities' contractual maturities at this year end follows. However, expected maturities may differ from these contractual maturities since borrowers may have the right to call or prepay obligations.

                                      Amortized      Fair
                                        Cost         Value
Available for sale:
Due in one year or less            $     32,978      30,380
Due after one year through five years   479,318     472,312
Due after five years through ten years  349,413     335,202
Due after ten years                     755,386     711,952
Mortgage-backed bonds                   381,224     384,311

                                   $  1,998,319   1,934,157


Held to maturity:
Due in one year or less            $     20,809      20,877
Due after one year through five years    35,990      37,512
Due after five years through ten years   22,275      20,802
Due after ten years                       1,498       1,272

                                   $     80,572      80,463

Sales of investments in securities available for sale, excluding normal maturities and calls, follow.

                                 2000      1999       1998

Proceeds                      $ 392,548   428,425   422,241
Gross realized gains              7,292     9,455    12,512
Gross realized losses            13,541    10,371     5,234

The Company does not hold securities of any corporation and its affiliates which exceeded 10 percent of stockholders' equity.

No derivative financial instruments are employed.

Mortgage Loans
The Company holds no non-income producing mortgage loans ($1,528,000 - 1999). Mortgage loans are carried net of a valuation reserve of $4,030,000 ($7,000,000
- 1999).

The mortgage portfolio is diversified geographically and by property type as follows.

                               2000                       1999
                        Carrying     Fair        Carrying     Fair
                         Amount      Value        Amount      Value
Geographic region:
  East north central $   28,139      28,612       29,470      28,250
  Mountain               79,430      81,995       69,522      67,325
  Pacific               137,559     141,781      123,581     119,375
  West south central     58,847      61,521       30,708      30,071
  West north central     71,921      73,799       71,030      68,703
  Other                  24,865      25,322       23,393      22,249
  Valuation reserve      (4,030)     (4,030)      (7,000)     (7,000)
                     $  396,731     409,000      340,704     328,973


                                2000                      1999
                        Carrying     Fair        Carrying     Fair
                         Amount      Value        Amount      Value
Property type:
 Industrial          $  258,195     265,770      229,103     221,036
 Retail                  18,699      19,436       19,510      19,515
 Office                 107,534     111,024       81,540      78,310
 Other                   16,333      16,800       17,551      17,112
 Valuation reserve       (4,030)     (4,030)      (7,000)     (7,000)
                     $  396,731     409,000      340,704     328,973

The Company has commitments which expire in 2001 to originate mortgage loans of $15,122,000.

No  mortgage  loans  were   foreclosed  upon  and  transferred  to  real  estate
investments during the year (none - 1999 and $1,181,000 - 1998).

No mortgage loans were acquired in the sale of real estate assets during the year (none - 1999 and $2,025,000 - 1998).

Real Estate
Detail concerning the Company's real estate investments follows.

                                         2000         1999
Penntower office building, at cost:
    Land                              $    1,106      1,106
    Building                              18,649     18,582
    Less accumulated depreciation        (11,477)   (10,881)
Foreclosed real estate, at lower of
    cost or net realizable value           2,090      4,655
Other investment properties, at cost:
    Land                                  11,050      6,110
    Buildings                             37,958     36,710
    Less accumulated depreciation        (14,933)   (14,271)

                                      $   44,443     42,011

Investment real estate, other than foreclosed properties, is depreciated on a straight-line basis. Penntower office building is depreciated over 60 years and all other properties from 10 to 35 years. Foreclosed real estate is carried net of a valuation allowance of $625,000 ($1,519,000 - 1999) to reflect net realizable value.

The  Company  held  non-income   producing  real  estate   equaling   $5,236,000
($3,483,000 - 1999).


PENSIONS AND OTHER
POSTRETIREMENT BENEFITS

The Company has pension and other postretirement benefit plans covering substantially all its employees. The defined benefits pension plan covers employees who were age 55 or over with at least 15 years of vested service at December 31, 1997. This plan's benefits are based on years of service and the employee's compensation during the last five years of employment. Employees have a cash balance account consisting of credits to the account based upon an employee's years of service and compensation and interest credits. The closure of Sunset Life's office in 1999 and significant retirements at Kansas City Life resulted in the recognition of settlement and curtailment costs of $3,562,000 that year. The postretirement medical plans for the employees, full-time agents, and their dependents are contributory with contributions adjusted annually. The Company pays these medical costs as due and the plan incorporates cost-sharing features. The postretirement life insurance plan is noncontributory with level annual payments over the participants' expected service periods. The plan covers only those employees with at least one year of service as of December 31, 1997. The benefits in this plan are frozen using the employees' years of service and compensation as of December 31, 1997. The tables at the right outline the plans' funded status and their impact on the financial statements.

Noncontributory defined contribution retirement plans for general agents and eligible sales agents provide supplemental payments based upon earned agency first year individual life and annuity commissions. Contributions to these plans were $143,000 ($143,000 - 1999 and $134,000 - 1998). A noncontributory deferred compensation plan for eligible agents based upon earned first year commissions is also offered. Contributions to this plan were $583,000 ($609,000 - 1999 and $724,000 - 1998).

Savings plans for eligible employees and agents match employee contributions up to 6 percent of salary and agent contributions up to 2.5 percent of prior year paid commissions. Contributions expensed to the plan were $1,425,000 ($1,468,000
- 1999 and $1,485,000 - 1998). Effective in 1998, the Company may contribute an additional profit sharing amount up to 4 percent of salary depending upon corporate profits. The Company made a profit sharing contribution of 4 percent for 2000 equaling $1,098,000 (none - 1999 and 1998).

A noncontributory trusteed employee stock ownership plan covers substantially all salaried employees. No contributions have been made to this plan since 1992.

                                                     Pension Benefits                Other Benefits
                                                    2000           1999            2000          1999

Accumulated benefit obligation                  $   98,273         88,405             -            -

Change in plan assets:
Fair value of plan assets at beginning of year  $   85,240        102,869         1,403        1,614
Return on plan assets                                4,033            934            74           82
Company contributions                                4,000          2,400             -            -
Benefits paid                                       (5,832)       (20,963)          (41)        (293)

  Fair value of plan assets at end of year$         87,441         85,240         1,436        1,403

Change in projected benefit obligation:
Benefit obligation at beginning of year         $   98,351        110,547        16,942       18,808
Service cost                                         1,913          2,760           530          626
Interest cost                                        7,365          7,673         1,144        1,200
Curtailment                                              -            469             -       (1,043)
Settlement                                               -          5,375             -            -
Net (gain) loss from past experience                   395         (3,921)       (1,641)      (2,008)
Benefits paid                                       (5,935)       (24,552)         (649)        (641)

  Benefit obligation at end of year             $  102,089         98,351        16,326       16,942

Plan underfunding                               $  (14,648)       (13,111)      (14,890)     (15,539)
Unrecognized net (gain) loss                        28,291         26,404        (1,020)         557
Unrecognized prior service cost                     (6,500)        (7,147)            -            -
Unrecognized net transition asset                     (311)          (517)            -            -

  Prepaid (accrued) benefit cost                $    6,832          5,629       (15,910)     (14,982)

Amounts recognized in the
  consolidated balance sheet:
Accrued benefit liability                       $  (10,833)         (3,165)     (15,910)     (14,982)
Accumulated other comprehensive income              17,665           8,794            -            -

  Net amount recognized                         $    6,832           5,629      (15,910)     (14,982)

Weighted average assumptions:
Discount rate                                         7.50%           7.75         7.50         7.75
Expected return on plan assets                        8.75            8.75         5.50         5.50
Rate of compensation increase                         4.50            4.50            -            -

The assumed growth rate of health care costs has a significant effect on the amounts reported as the table below demonstrates.

                                               One Percentage Point
                                             Change in the Growth Rate
                                             Increase        Decrease

Service and interest cost components       $      318           (263)
Postretirement benefit obligation               2,972         (2,317)

The components of the net periodic benefits cost follow.

                                            Pension Benefits                   Other Benefits
                                        2000      1999       1998         2000      1999       1998

Service cost                         $  1,912     2,760      2,746           530       626       615
Interest cost                           7,365     7,673      7,650         1,144     1,200     1,194
Expected return on plan assets         (7,211)   (9,067)    (8,539)          (78)      (88)      (90)
Amortization of:
  Unrecognized net (gain) loss          1,687     1,014      1,152           (20)       52        76
  Unrecognized prior service cost        (647)     (647)      (769)            -         -         -
  Unrecognized net transition asset      (206)     (206)      (206)            -         -         -

Net periodic benefits cost           $  2,900     1,527      2,034         1,576     1,790     1,795


For measurement purposes, a 10 percent annual increase in the per capita cost of covered health care benefits was assumed todecrease gradually to 6 percent in 2004 and thereafter.


SEGMENT INFORMATION

                                               Kansas City Life          Sunset         Old
                                            Individual     Group           Life       American      Total
2000:
Revenues from external customers          $   110,339       56,267        28,272       74,765      269,643
Investment revenues                           155,420         ,767        34,456       16,492      207,135
Segment operating income                       32,601          831        10,438        7,729       51,599
Other significant noncash items:
  Increase (decrease) in policy reserves       49,560         (389)       17,721        6,924       73,816
  Amortization of deferred
    acquisition costs                          11,437            -         5,138       10,253       26,828
  Amortization of the value of
    purchased insurance in force                4,305            -             -        3,498        7,803
Interest expense                                2,177            -             1            5        2,183
Income tax expense                             12,172          356         3,751        3,142       19,421

Segment assets                              2,696,884       10,948       531,393      407,036    3,646,261
Expenditures for other long-lived assets        2,640           40             -           15        2,695


1999:
Revenues from external customers          $   113,399       53,311        26,750       76,091      269,551
Investment revenues                           158,017        1,083        33,617       14,965      207,682
Segment operating income (loss)                30,622         (898)        8,049        5,413       43,186
Other significant noncash items:
  Increase in policy reserves                  60,072          681        16,411        8,042       85,206
  Amortization of deferred
    acquisition costs                          12,443            -         7,765       11,053       31,261
  Amortization of the value of
    purchased insurance in force                5,128            -             -        3,567        8,695
Interest expense                                1,148            -             -            -        1,148
Income tax expense (benefit)                   12,931         (385)        3,898        2,574       19,018

Segment assets                              2,679,521       16,107       528,708      396,948    3,621,284
Expenditures for other long-lived assets        3,742          214             3          298        4,257


1998:
Revenues from external customers          $   112,898       52,537        28,794       80,001      274,230
Investment revenues                           155,428        1,146        31,878       13,950      202,402
Segment operating income (loss)                27,918         (985)        8,954        5,198       41,085
Other significant noncash items:
  Increase in policy reserves                  57,581          535        16,269       10,042       84,427
  Amortization of deferred
    acquisition costs                          16,861            -         8,323       11,017       36,201
  Amortization of the value of
    purchased insurance in force                4,660            -             -        2,925        7,585
Interest expense                                  717            -             -            -          717
Income tax expense (benefit)                   12,997         (422)        4,314        2,548       19,437

Segment assets                              2,627,568       16,215       538,254      395,377     3577,414
Expenditures for other long-lived assets        2,658          259            97           69        3,083

Enterprise-Wide Disclosures
                                                     2000       1999       1998
Revenues from external customers by line of business:
  Variable life insurance and annuities          $  16,181     11,153      6,928
  Interest sensitive products                       93,602     97,720    101,680
  Traditional individual insurance products         92,078     97,616    103,171
  Group life and disability products                51,758     49,106     47,780
  Group ASO services                                 4,509      4,205      4,716
  Other                                             11,515      9,751      9,955
      Total                                      $ 269,643    269,551    274,230


Company operations have been classified and summarized into the four reportable segments above. The segments, while generally classified along Company lines, are based upon distribution method, product portfolio and target market. The Parent Company was divided into two segments. The Kansas City Life - Individual segment consists of sales of variable life and annuities, interest sensitive products and traditional life insurance products by a career general agency sales force. The Kansas City Life - Group segment consists of sales of group life, disability and dental products and administrative services only (ASO) by the Company's career general agency sales force and appointed group agents. The Sunset Life segment consists of sales of interest sensitive and traditional products by personal producing general agents. The Old American segment markets whole life final expense products to seniors through a general agency sales force.

Separate investment portfolios are maintained for each of the companies. However, investments are allocated to the group segment based upon its cash flows. Its investment revenue is modeled using the year of investment method. Home office functions are fully integrated for the three companies in order to maximize economies of scale. Therefore, operating expenses are allocated to the segments based upon internal cost studies which are consistent with industry cost methodologies.

The totals at left agree to the selected financial data which reconciles to the consolidated financial statements. Intersegment revenues are not material. The Company operates solely in the United States and no individual customer accounts for 10 percent or more of the Company's revenue.

FEDERAL INCOME TAXES

A reconciliation of the Federal income tax rate and the actual tax rate experienced is shown below.

                                    2000       1999      1998

Federal income tax rate              35  %      35       35
Special tax credits                  (6)        (5)      (6)
Other permanent differences          (1)         -        -

Actual income tax rate               28 %       30       29


The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below.

                                         2000       1999
Deferred tax assets:
  Basis differences between tax and
    GAAP accounting for investments  $   18,493    26,774
  Future policy benefits                 50,404    49,133
  Employee retirement benefits           14,579    11,990
  Other                                   7,670     9,413

Gross deferred tax assets                91,146    97,310

  Deferred tax liabilities:
  Capitalization of policy acquisition
    costs, net of amortization           47,235    44,809
  Property and equipment, net             3,708     3,841
  Value of insurance in force            30,449    33,102
  Other                                     884       842

Gross deferred tax liabilities           82,276    82,594

  Net deferred tax asset             $    8,870    14,716

A "valuation allowance" must be established for any portion of the deferred tax asset which is believed not to be realizable. In management's opinion, it is more likely than not that the Company will realize the benefit of the net deferred tax asset and, therefore, no valuation allowance has been established.

Federal income taxes paid for the year were $17,364,000 ($17,884,000 - 1999 and $20,164,000 - 1998).

Policyholders' surplus, which is frozen under the Deficit Reduction Act of 1984, is $40,500,000 for Kansas City Life, $2,800,000 for Sunset Life and $13,700,000 for Old American. The Companies do not plan to distribute their policyholders' surplus. Consequently, the possibility of such surplus becoming subject to tax is remote, and no provision has been made in the financial statements for taxes thereon. Should the balance in policyholders' surplus become taxable, the tax computed at current rates would approximate $20,000,000.

Income taxed on a current basis is accumulated in "shareholders' surplus" and can be distributed to stockholders without tax to the Company. Shareholders' surplus equals $399,775,000 for Kansas City Life, $89,935,000 for Sunset Life and $66,657,000 for Old American.


QUARTERLY CONSOLIDATED
   FINANCIAL DATA (unaudited)

                         First   Second     Third    Fourth
2000:
Total revenues      $   120,513   117,874 118,332   116,188

Operating income    $    12,802    13,764  14,485    10,548
Realized gains
  (losses), net             316       (42)     91    (2,881)

Net income          $    13,118    13,722  14,576     7,667

Per common share:
  Operating income  $      1.06      1.15    1.20       .88
  Realized gains
    (losses), net           .03      (.01)    .01      (.24)

   Net income       $      1.09      1.14    1.21       .64

1999:
Total revenues      $   120,040   117,038 123,667   119,348

Operating income    $    12,241     7,256  12,225    11,464
Realized gains, net         201       239   1,197       222

   Net income       $    12,442     7,495  13,422    11,686

Per common share:
  Operating income  $       .99       .58     .99       .95
  Realized gains, net       .01       .03     .10       .01

 Net income           $    1.00       .61    1.09       .96


CONTINGENT LIABILITIES

The life insurance industry, including the Company and certain of its subsidiaries, has been subject to increased litigation pursued on behalf of purported classes of insurance purchasers questioning the conduct of insurers and their agents' marketing practices. The Company believes that the action described at right is part of this trend.

In a complaint filed in March 1998, Sunset Life and one of its agents was sued for unspecified compensatory and punitive damages alleging various forms of deceit, breach of fiduciary duty, and negligence in connection with the sale of a universal life insurance policy as a replacement for an existing policy. Subsequently, the complaint was amended to seek class action status and to add a claim under California's Business and Professions Code S17200 which authorizes individual plaintiffs to sue on behalf of the public to remedy specific delineated alleged unfair business practices, and to seek declaratory and injunctive relief. Sunset Life obtained a dismissal of the breach of fiduciary duty claim and the class action allegations, but the trial court refused to dismiss the S17200 allegations. All parties appealed and the court of appeals refused to overrule the trial court's failure to dismiss the S17200 claims and remanded the case for further discovery and proof regarding the class action allegations in the complaint. In the course of discovery, the court has ordered the disclosure of the names of all individuals who purchased universal life insurance policies from Sunset Life in replacement transactions from 1984 to the present and of all individuals who purchased Sunset Life universal life policies during that period and whose policies became under-funded. These individuals are currently being contacted, pursuant to court order, to determine whether they are willing to discuss this action with either the counsel for plaintiff or Sunset Life. It is expected that this contact will create further litigation. Plaintiff has filed a motion for certification as a class action and the hearing is presently scheduled in May 2001. Management denies the allegations, including the existence of a legitimate class and the existence of a uniform unfair business practice capable of resolution under section S17200, and intends to defend this matter vigorously. However, no assurances can be given regarding the outcome of this lawsuit and accordingly management cannot estimate its effect on the consolidated financial statements.

In addition to the above, the Company and certain of its subsidiaries are defendants in, or subject to, other claims or legal actions that arose in the ordinary course of business. Some of these lawsuits arose in jurisdictions that permit punitive damages disproportionate to the actual damages alleged. Although no assurances can be given and no determinations can be made at this time as to the outcome of any of these lawsuits or proceedings, the Company and its subsidiaries believe that there are meritorious defenses for these claims and are defending them vigorously. In management's opinion the amounts ultimately paid in these suits, if any, would have no material effect on the Company's consolidated results of operations and financial position.


                         REPORTS OF INDEPENDENT AUDITORS

                   To the Board of Directors and Stockholders
                      of Kansas City Life Insurance Company

     We have audited the accompanying consolidated balance sheet of Kansas City Life Insurance Company and subsidiaries (the Company) as of December 31, 2000, and the related consolidated statements of income, stockholders' equity, and cash flows for the year ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Kansas City Life Insurance Company and subsidiaries at December 31, 2000, and the consolidated results of their operations and their cash flows for the year ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.



/s/ KPMG LLP

Kansas City, Missouri
January 17, 2001


                   To the Board of Directors and Stockholders
                      of Kansas City Life Insurance Company

     We have audited the accompanying consolidated balance sheets of Kansas City Life Insurance Company and subsidiaries (the Company) as of December 31, 1999, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Kansas City Life Insurance Company and subsidiaries at December 31, 1999, and the consolidated results of their operations and their cash flows for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.



/s/ Ernst & Young LLP

Kansas City, Missouri
January 24, 2000

                             STOCKHOLDER INFORMATION

CORPORATE HEADQUARTERS
     Kansas City Life Insurance Company
     3520 Broadway
     Post Office Box 219139
     Kansas City, Missouri 64121-9139
     Telephone:  (816) 753-7000
     Fax: (816) 753-4902
     Internet: http://www.kclife.com
     E-mail: kclife@kclife.com


NOTICE OF ANNUAL MEETING

     The annual meeting of stockholders will be held at
     9  a.m.  Thursday,   April  19,  2001,  at  Kansas  City  Life's  corporate
     headquarters.


TRANSFER AGENT
     Cheryl Keefer, Assistant Secretary
     Kansas City Life Insurance Company
     Post Office Box 219139
     Kansas City, Missouri 64121-9139


10-K REQUEST
     Stockholders may request a free copy of Kansas City Life's Form 10-K, as filed with the Securities and Exchange Commission, by writing to Secretary, Kansas City Life Insurance Company.


SECURITY HOLDERS
     As of February 5, 2001, Kansas City Life had approximately 698 security holders, including individual participants in security position listings.


STOCK AND DIVIDEND INFORMATION
         Stock Quotation Symbol
         Over-the-Counter-KCLI


                                    Bid           Dividend
                             High        Low         Paid
                                                 (per share)
     2000:
     First quarter         $  35.63     22.13        $ .25
     Second quarter           31.00     23.63          .25
     Third quarter            35.38     26.13          .25
     Fourth quarter           35.31     29.00          .25
     $1.00

     1999:
     First quarter          $ 43.82     39.25        $ .24
     Second quarter           42.75     43.00          .24
     Third quarter            52.25     34.50          .24
     Fourth quarter           40.00     32.75          .24
     $<.96

                    The above has been restated to reflect a
                      two-for-one stock split in June 1999.


     A quarterly dividend of $.27 per share was paid February 20, 2001.

     Over-the-counter market quotations are compiled according to Company records and may reflect inter-dealer prices, without markup, markdown or commission and may not necessarily represent actual transactions.



               Kansas City Life Variable Annuity Separate Account
                             Statement of Net Assets
                                December 31, 2000

                                                                                                  Market
Assets                                                                                            Value           Cost
                                                                                                -------------  -------------
Investments:                                                                                            (in thousands)
     Federated Insurance Series:
       American Leaders Fund II - 868,080 shares at a net asset value (NAV) of $20.52 per share $   17,813         16,930
       High Income Bond Fund II - 831,299 shares at a NAV of $8.46 per share                         7,033          8,542
       International Small Company Fund II - 23,461 shares at a NAV of $7.93 per share                 186            196
       Prime Money Fund II - 13,467,083  shares at a NAV of $1.00 per share                         13,467         13,467

    MFS Variable Insurance Trust:
       Research Series - 1,082,889 shares at a NAV of $20.80 per share                              22,524         19,360
       Emerging Growth Series - 1,223,980 shares at a NAV of $28.84 per share                       35,300         28,730
       Total Return Series - 636,997 shares at a NAV of $19.59 per share                            12,479         10,658
       Bond Series - 256,445 shares at a NAV of $11.32 per share                                     2,903          2,797
       Global Governments Series - 49,167 shares at a NAV of $10.01 per share                          492            499
       Utilities Series - 1,180,218 shares at a NAV of $23.57 per share                             27,818         24,186

    American Century Variable Portfolios:
       VP Capital Appreciation - 371,176 shares at a NAV of $15.78 per share                         5,857          5,057
       VP International - 1,153,408 shares at a NAV of $10.23 per share                             11,799         10,430
       VP Value - 183,117 shares at a NAV of $6.67 per share                                         1,221          1,075
       VP Income and Growth - 294,849 shares at a NAV of $7.11 per share                             2,096          2,228

    Dreyfus Variable Investment Fund:
       Appreciation Portfolio - 385,879 shares at a NAV of $38.91 per share                         15,015         13,542
       Small Cap Portfolio - 440,743 shares at a NAV of $40.30 per share                            17,762         21,925
       Dreyfus Stock Index Fund - 810,862 shares at a NAV of $34.00 per share                       27,569         27,186
       The Dreyfus Socially Responsible Growth Fund - 131,557 shares at a NAV of $34.47 per share    4,535          4,930

    JP Morgan Series Trust II:
       U.S. Disciplined Equity Portfolio - 203,195 shares at a NAV of $14.90 per share               3,028          3,391
       Small Company Portfolio - 116,576 shares at a NAV of $14.38 per share                         1,675          1,858

    Franklin Templeton Variable Products Series Fund
       Franklin Real Estate Fund - 548 shares at a NAV of $17.36 per share                              10              9
       Franklin Small Cap Fund - 20,936 shares at a NAV of $21.14 per share                            443            478
       Templeton Developing Markets Securities Fund - 9,773 shares at a NAV of $5.22 per share          51             52
       Templeton International Securities Fund C21- 103,097 shares at a NAV of $18.67 per share      1,925          2,013

    Calamos: Advisors Trust
       Convertible Portfolio - 792,209 shares at a NAV of $12.30 per share                           9,744          9,544

    A I M Variable Insurance Funds
       V.I. Dent Demographic Trends Fund - 141,799 shares at a NAV of $8.21 per share                1,164          1,371
       V.I. New Technology Fund - 27,312 shares at a NAV of $18.53 per share                           506            671
       V.I. Value - 26,916 shares at a NAV of $27.31 per share                                         735            806

    Seligman Portfolio, Inc.
       Communications and Information Portfolio - 50,934 shares at a NAV of $14.80 per share           754          1,026
       Capital Portfolio - 52,980 shares at a NAV of $24.68 per share                                1,308          1,545
                                                                                                 -------------  -------------
    Total Assets                                                                            $      247,212        234,502
                                                                                                 =============  =============


                See accompanying Notes to Financial Statements



               Kansas City Life Variable Annuity Separate Account
                             Statement of Net Assets
                                December 31, 2000



                                                                                Number          Unit           Market
Net Assets                                                                     of Units        Value           Value
                                                                            ---------------- -----------    -------------
                                                                                                            (in thousands)
      Federated Insurance Series:
       American Leaders Fund II                                                     887,788      $20.06   $       17,813
       High Income Bond Fund II                                                     593,275       11.85            7,033
       International Small Company Fund II                                           22,605        8.23              186
       Prime Money Fund II                                                        1,116,955       12.06           13,467

      MFS Variable Insurance Trust:
       Research Series                                                            1,076,208       20.93           22,524
       Emerging Growth Series                                                     1,305,640       27.03           35,300
       Total Return Series                                                          681,939       18.30           12,479
       Bond Series                                                                  234,751       12.37            2,903
       Global Governments Series                                                     45,710       10.77              492
       Utilities Series                                                           1,096,546       25.37           27,818

      American Century Variable Portfolios:
       VP Capital Appreciation                                                      390,944       14.98            5,857
       VP International                                                             566,179       20.84           11,799
       VP Value                                                                     177,783        6.87            1,221
       VP Income and Growth                                                         299,942        6.99            2,096

      Dreyfus Variable Investment Fund:
       Appreciation Portfolio                                                       990,125       15.16           15,015
       Small Cap Portfolio                                                        1,195,417       14.86           17,762
       Dreyfus Stock Index Fund                                                   1,779,126       15.50           27,569
       The Dreyfus Socially Responsible Fund, Inc.                                  128,985       35.16            4,535

      J.P. Morgan Series Trust II:
       Equity Portfolio                                                             187,119       16.18            3,028
       Small Company Portfolio                                                      113,029       14.83            1,675

      Franklin Templeton Variable Products Series Fund:
       Franklin Real Estate Fund                                                        891       10.68               10
       Franklin Small Cap                                                            56,941        7.77              443
       Templeton Developing Markets Securities Fund                                   6,136        8.31               51
       Templeton International Securities Fund                                       91,151       21.12            1,925

      Calamos: Advisors Trust
       Convertible Portfolio                                                        765,350       12.73            9,744

      A I M Variable Insurance Funds
       V. I. Dent Demographic Trends Fund                                           159,391        7.30            1,164
       V. I. New Technology Fund                                                     87,054        5.81              506
       V. I. Value Fund                                                              88,258        8.33              735

      Seligman Portfolios, Inc.
       Communications and Information Portfolio                                     123,596        6.10              754
       Captial Portfolio                                                            166,517        7.85            1,308
                                                                                                            -------------

      Total Net Assets                                                                                    $      247,212
                                                                                                            =============


                 See accompanying Notes to Financial Statements



               Kansas City Life Variable Annuity Separate Account
                             Statement of Operations
                 Year ended December 31, 2000 (except as noted)
                                 (in thousands)

                                                                Federated Insurance Series
                                                    ----------------------------------------------------
                                                                      High
                                                        American     Income      Int'l *        Prime
                                                         Leaders      Bond        Small         Money
                                                         Fund II     Fund II     Company       Fund II
                                                     ---------------------------------------------------

Investment Income:
    Income:
      Dividend Distributions                       $        166         834           -           744
      Capital Gains Distributions                           504           -           -             -
                                                     ---------------------------------------------------
        Total Income                                        670         834           -           744
                                                     ---------------------------------------------------
    Expenses:
      Mortality and Expense Fees                            251         115           -           181
      Administrative Fees                                    14           5           -            13
                                                      --------------------------------------------------
        Total Expenses                                      265         120           -           194
                                                      --------------------------------------------------
               Investment Income (Loss)                     405         714           -           550
                                                      --------------------------------------------------
    Realized and Unrealized Gain on Investments:
      Realized Gain (Loss)                                   62        (430)         (4)            -
      Unrealized Appreciation (Depreciation)               (159)     (1,134)        (10)            -
                                                      --------------------------------------------------
               Net Gain (Loss) on Investments               (97)     (1,564)        (14)            -
                                                      --------------------------------------------------
               Increase (Decrease) in Net
                   Assets from Operations           $       308        (850)        (14)          550
                                                       =================================================


                                                                               MFS Variable Insurance Trust
                                                      ------------------------------------------------------------------------------
                                                                   Emerging      Total                       Global
                                                       Research     Growth      Return         Bond          Gov'ts     Utilities
                                                        Series      Series      Series        Series         Series       Series
                                                      ------------------------------------------------------------------------------
Investment Income:
    Income:
      Dividend Distributions                        $        8           -         266             138           21          220
      Capital Gains Distributions                        1,407       1,972         257               -            -        1,659
                                                       -----------------------------------------------------------------------------
        Total Income                                     1,415       1,972         523             138           21        1,879
                                                       -----------------------------------------------------------------------------
    Expenses:
      Mortality and Expense Fees                           317         526         158              38            6          330
      Administrative Fees                                   21          34           7               2            1           19
                                                       -----------------------------------------------------------------------------
        Total Expenses                                     338         560         165              40            7          349
                                                       -----------------------------------------------------------------------------
               Investment Income (Loss)                  1,077       1,412         358              98           14        1,530
                                                       -----------------------------------------------------------------------------
    Realized and Unrealized Gain on Investments:
      Realized Gain (Loss)                                 161         460          97              (4)          (4)         167
      Unrealized Appreciation (Depreciation)            (2,734)    (10,174)      1,140              97            6         (502)
                                                       -----------------------------------------------------------------------------
               Net Gain (Loss) on Investments           (2,573)     (9,714)      1,237              93            2         (335)
                                                       -----------------------------------------------------------------------------
               Increase (Decrease) in Net
                   Assets from Operations          $    (1,496)     (8,302)      1,595             191           16        1,195
                                                       =============================================================================

                                                                 American Century Variable Portfolios
                                                       ----------------------------------------------------
                                                           VP                                    VP
                                                         Capital       VP          VP          Income
                                                         Apprec       Int'l       Value       & Growth
                                                       ----------------------------------------------------
Investment Income:
    Income:
      Dividend Distributions                        $       -          12          10               8
      Capital Gains Distributions                         100         172          25               -
                                                       ----------------------------------------------------
        Total Income                                      100         184          35               8
                                                       ----------------------------------------------------
    Expenses:
      Mortality and Expense Fees                           63         156          13              25
      Administrative Fees                                   4          10           1               1
        Total Expenses                                     67         166          14              26
                                                       ----------------------------------------------------
               Investment Income (Loss)                    33          18          21             (18)
                                                       ----------------------------------------------------
    Realized and Unrealized Gain on Investments:
      Realized Gain (Loss)                                139         127         (24)              5
      Unrealized Appreciation (Depreciation)              (40)     (2,399)        183            (199)
                                                       ----------------------------------------------------
               Net Gain (Loss) on Investments              99      (2,272)        159            (194)
                                                       ----------------------------------------------------
               Increase (Decrease) in Net
                   Assets from Operations          $      132      (2,254)        180            (212)
                                                       ====================================================

                                                                         Dreyfus Variable Investment Fund
                                                                ----------------------------------------------------
                                                                               Small
                                                                  Apprec.       Cap        Stock       Socially
                                                                 Portfolio   Portfolio     Index      Responsible
                                                                ----------------------------------------------------
Investment Income:
    Income:
      Dividend Distributions                                 $        99          61         285              36
      Capital Gains Distributions                                    170       7,793         446               -
                                                                ----------------------------------------------------
        Total Income                                                 269       7,854         731              36
                                                                ----------------------------------------------------
    Expenses:
      Mortality and Expense Fees                                     209         226         421              52
      Administrative Fees                                             12          17          25               3
        Total Expenses                                               221         243         446              55
                                                                ----------------------------------------------------
               Investment Income (Loss)                               48       7,611         285             (19)
                                                                ----------------------------------------------------
    Realized and Unrealized Gain on Investments:
      Realized Gain (Loss)                                           172         245         472               8
      Unrealized Appreciation (Depreciation)                        (477)     (5,901)     (3,883)           (551)
                                                                ----------------------------------------------------
               Net Gain (Loss) on Investments                       (305)     (5,656)     (3,411)           (543)
                                                                ----------------------------------------------------
               Increase (Decrease) in Net
                   Assets from Operations                    $      (257)       1,955     (3,126)           (562)
                                                                ====================================================


                                                           JP Morgan                     Franklin Templeton Variable Products
                                                    ---------------------------  ---------------------------------------------------
                                                                   Small            Real *
                                                      Equity      Company          Estate        Small *     Devloping*     Int'l
                                                     Portfolio   Portfolio          Fund           Cap        Markets        Fund
                                                    ---------------------------  ---------------------------------------------------
Investment Income:
    Income:
      Dividend Distributions                      $      17           3               -            -            -           21
      Capital Gains Distributions                        63          24               -            -            -          138
                                                    ---------------------------  ---------------------------------------------------
        Total Income                                     80          27               -            -            -          159
                                                    ---------------------------  ---------------------------------------------------
    Expenses:
      Mortality and Expense Fees                         35          18               -            1            -           21
      Administrative Fees                                 2           2               -            -            -            1
        Total Expenses                                   37          20               -            1            -           22
                                                    ---------------------------  ---------------------------------------------------
               Investment Income (Loss)                  43           7               -           (1)           -          137
                                                    ---------------------------  ---------------------------------------------------
    Realized and Unrealized Gain on Investments:
      Realized Gain (Loss)                              (12)          2               -           (3)           -          (11)
      Unrealized Appreciation (Depreciation)           (362)       (220)              1          (35)          (1)        (166)
                                                    ---------------------------  ---------------------------------------------------
                 Net Gain (Loss) on Investments        (374)       (218)              1          (38)          (1)        (177)
                                                    ---------------------------  ---------------------------------------------------
               Increase (Decrease) in Net
                   Assets from Operations         $    (331)       (211)              1          (39)          (1)         (40)
                                                    ===========================  ===================================================

                                                      Calamos       A I M Variable Insurance Funds     Seligman Portfolios
                                                    ------------  ---------------------------------- ----------------------
                                                                    Dent *                            Comm *
                                                     Convertible    Demo       New *     Value *       &       Capital *
                                                      Portfolio    Trends   Technology    Fund        Info     Portfolio     Total
                                                    ------------  ---------------------------------- ---------------------- --------
Investment Income:
    Income:
      Dividend Distributions                      $      164          -            -         1          -           -         3,114
      Capital Gains Distributions                        193          -            -        30         93          52        15,098
                                                    ------------  ---------------------------------- ---------------------- --------
        Total Income                                     357          -            -        31         93          52        18,212
                                                    ------------  ---------------------------------- ---------------------- --------
    Expenses:
      Mortality and Expense Fees                          87         23           22        27          6           3         3,330
      Administrative Fees                                  3          -            -         -          -           -           197
                                                    ------------  ---------------------------------- ---------------------- --------
        Total Expenses                                    90         23           22        27          6           3         3,527
                                                    ------------  ---------------------------------- ---------------------- --------
               Investment Income (Loss)                  267        (23)         (22)        4         87          49        14,685
                                                    ------------  ---------------------------------- ---------------------- --------
    Realized and Unrealized Gain on Investments:
      Realized Gain (Loss)                                23         (1)          (8)       (2)        (3)          -         1,634
      Unrealized Appreciation (Depreciation)             (48)      (207)        (165)      (71)      (272)       (238)      (28,521)
                                                    ------------  ---------------------------------- ---------------------- --------
                Net Gain (Loss) on Investments           (25)      (208)        (173)      (73)      (275)       (238)      (26,887)
                                                    ------------  ---------------------------------- ---------------------- --------
               Increase (Decrease) in Net
                   Assets from Operations        $       242       (231)        (195)      (69)      (188)       (189)      (12,202)
                                                    ============  ================================== ====================== ========

* For the period August 29, 2000 (inception date) through December 31, 2000.

                 See accompanying Notes to Financial Statements


               Kansas City Life Variable Annuity Separate Account
                       Statement of Changes in Net Assets
                 Year ended December 31, 2000 (except as noted)
                                 (in thousands)

                                                                        Federated Insurance Series
                                                           ------------------------------------------------------
                                                                              High
                                                              American       Income      Int'l *       Prime
                                                              Leaders         Bond        Small        Money
                                                              Fund II       Fund II      Company      Fund II
                                                           ------------------------------------------------------
Change in Net Assets from Operations:
       Investment Income (Loss)                         $        405          714           -           550
       Realized Gain (Loss)                                       62         (430)         (4)            -
       Unrealized Appreciation (Depreciation)                   (159)      (1,134)        (10)            -
                                                           ------------------------------------------------------
          Change in Net Assets from Operations          $        308         (850)        (14)          550

Deposits                                                       1,870          501          69        27,489

Payments and Withdrawals:
       Death Benefits                                             72           32           -           160
       Withdrawals                                               707          422           -           806
       Transfers (in) out                                        982        1,747        (131)       32,505
                                                           ------------------------------------------------------
          Payments and Withdrawals                             1,761        2,201        (131)       33,471
                                                           ------------------------------------------------------

Net Assets:
       Net Increase                                              417       (2,550)        186        (5,432)
       Beginning of Year                                      17,396        9,583           -        18,899

          End of Year                                   $     17,813        7,033         186        13,467
                                                           ======================================================


                                                                                     MFS Variable Insurance Trust
                                                 ---------------------------------------------------------------------------------
                                                                  Emerging      Total                    Global
                                                    Research       Growth      Return        Bond        Gov'ts      Utilities
                                                     Series        Series      Series       Series       Series        Series
                                                 ---------------------------------------------------------------------------------
Change in Net Assets from Operations:
       Investment Income (Loss)                $      1,077        1,412         358            98          14          1,530
       Realized Gain (Loss)                             161          460          97            (4)         (4)           167
       Unrealized Appreciation (Depreciation)        (2,734)     (10,174)      1,140            97           6           (502)
                                                 ---------------------------------------------------------------------------------
          Change in Net Assets from Operations $     (1,496)      (8,302)      1,595           191          16          1,195

Deposits                                              3,745        7,146       1,195           291          50          5,663

Payments and Withdrawals:
       Death Benefits                                    66           47          82            12           1             76
       Withdrawals                                    1,026        1,641         718           321          17          1,205
       Transfers (in) out                            (2,434)      (5,939)        107           112         (49)        (3,645)
                                                 ---------------------------------------------------------------------------------
          Payments and Withdrawals                   (1,342)      (4,251)        907           445         (31)        (2,364)
                                                 ---------------------------------------------------------------------------------
Net Assets:
       Net Increase                                   3,591        3,095       1,883            37          97          9,222
       Beginning of Year                             18,933       32,205      10,596         2,866         395         18,596
                                                 ---------------------------------------------------------------------------------
          End of Year                          $     22,524       35,300      12,479         2,903         492         27,818
                                                 =================================================================================


                                                                   American Century Variable Portfolios
                                                           ------------------------------------------------------
                                                                 VP                                     VP
                                                              Capital          VP          VP         Income
                                                               Apprec        Int'l        Value      & Growth
                                                           ------------------------------------------------------
Change in Net Assets from Operations:
       Investment Income (Loss)                         $         33           18          21           (18)
       Realized Gain (Loss)                                      139          127         (24)            5
       Unrealized Appreciation (Depreciation)                    (40)      (2,399)        183          (199)
          Change in Net Assets from Operations          $        132       (2,254)        180          (212)
                                                           ------------------------------------------------------
Deposits                                                       1,730        3,255         361           795

Payments and Withdrawals:
       Death Benefits                                              4           16           -             5
       Withdrawals                                               174          395          41            45
       Transfers (in) out                                     (1,432)      (2,298)        (23)         (558)
                                                           ------------------------------------------------------
          Payments and Withdrawals                            (1,254)      (1,887)         18          (508)
                                                           ------------------------------------------------------
Net Assets:
       Net Increase                                            3,116        2,888         523         1,091
       Beginning of Year                                       2,741        8,911         698         1,005
                                                           ------------------------------------------------------
          End of Year                                   $      5,857       11,799       1,221         2,096
                                                           ======================================================


                                                                     Dreyfus Variable Investment Fund
                                                           ------------------------------------------------------
                                                                             Small
                                                              Apprec.         Cap         Stock      Socially
                                                             Portfolio     Portfolio      Index     Responsible
                                                           ------------------------------------------------------
Change in Net Assets from Operations:
       Investment Income (Loss)                         $          48        7,611         285          (19)
       Realized Gain (Loss)                                       172          245         472            8
       Unrealized Appreciation (Depreciation)                    (477)      (5,901)     (3,883)         (551)
          Change in Net Assets from Operations          $        (257)       1,955      (3,126)         (562)
                                                           ------------------------------------------------------

Deposits                                                        1,941        2,579       6,966         1,708

Payments and Withdrawals:
       Death Benefits                                              45           51         659            16
       Withdrawals                                                577          837       4,223           119
       Transfers (in) out                                        (800)        (787)     (3,079)       (1,669)

                                                           ------------------------------------------------------
          Payments and Withdrawals                               (178)         101       1,803        (1,534)
                                                           ------------------------------------------------------
Net Assets:
       Net Increase                                             1,862        4,434       2,037         2,680
       Beginning of Year                                       13,153       13,328      25,532         1,855
                                                           ------------------------------------------------------
          End of Year                                   $      15,015       17,762      27,569         4,535
                                                           ======================================================


                                                          JP Morgan                    Franklin Templeton Variable Products
                                                 ----------------------------  -----------------------------------------------------
                                                                   Small          Real *
                                                     Equity       Company        Estate       Small *    Developing*      Int'l
                                                    Portfolio     Portfolio       Fund          Cap        Markets        Fund
                                                 ----------------------------  -----------------------------------------------------
Change in Net Assets from Operations:
       Investment Income (Loss)                $         43            7              -        (1)               -         137
       Realized Gain (Loss)                             (12)           2              -        (3)               -         (11)
       Unrealized Appreciation (Depreciation)          (362)        (220)             1       (35)              (1)       (166)
          Change in Net Assets from Operations $       (331)        (211)             1       (39)              (1)        (40)
                                                 ----------------------------  -----------------------------------------------------

Deposits                                                925          785              4         151              4         521

Payments and Withdrawals:
       Death Benefits                                     -            -              -           -              -           3
       Withdrawals                                       91           47              -           -              -          37
       Transfers (in) out                            (1,344)        (883)            (5)       (331)           (48)       (561)
                                                 ----------------------------- -----------------------------------------------------
          Payments and Withdrawals                   (1,253)        (836)            (5)       (331)           (48)       (521)
                                                 ----------------------------- -----------------------------------------------------
Net Assets:
       Net Increase                                   1,847        1,410             10         443             51       1,002
       Beginning of Year                              1,181          265              -           -              -         923
                                                 ----------------------------- -----------------------------------------------------
          End of Year                          $      3,028        1,675             10         443             51       1,925
                                                 ============================= =====================================================


                                                    Calamos      A I M Variable Insurance Funds     Seligman Portfolios
                                                 ------------- ----------------------------------- ----------------------
                                                                 Dent *                              Comm *
                                                  Convertible    Demo         New *       Value *      &       Capital *
                                                   Portfolio    Trends     Technology      Fund      Info      Portfolio    Total
                                                 ------------- ----------------------------------- ----------------------
Change in Net Assets from Operations:
       Investment Income (Loss)                $       267        (23)          (22)           4       87           49       14,685
       Realized Gain (Loss)                             23         (1)           (8)          (2)      (3)           -        1,634
       Unrealized Appreciation (Depreciation)          (48)      (207)         (165)         (71)    (272)        (238)     (28,521)
          Change in Net Assets from Operations $       242       (231)         (195)         (69)    (188)        (189)     (12,202)
                                                 ------------- ----------------------------------- ----------------------  ---------

Deposits                                             3,566        493           313          205      290          485       75,096

Payments and Withdrawals:
       Death Benefits                                   31          -             -            -        -            -        1,378
       Withdrawals                                     172          2             1            -        -            1       13,625
       Transfers (in) out                           (4,022)      (904)         (389)        (599)    (652)      (1,013)       1,858
                                                 ------------- ----------------------------------- ----------------------  ---------
          Payments and Withdrawals                  (3,819)      (902)         (388)        (599)    (652)      (1,012)      16,861
                                                 ------------- ----------------------------------- ----------------------  ---------
Net Assets:
       Net Increase                                  7,627      1,164           506          735      754        1,308       46,034
       Beginning of Year                             2,117          -             -            -        -            -      201,178
                                                 ------------- ----------------------------------- ----------------------  ---------
          End of Year                          $     9,744      1,164           506          735      754        1,308      247,212
                                                 ============= =================================== ======================  =========

* For the period August 29, 2000 (inception date) through December 31, 2000.

                 See accompanying Notes to Financial Statements

               Kansas City Life Variable Annuity Separate Account
                             Statement of Operations
                 Year ended December 31, 1999 (except as noted)
                                 (in thousands)

                                                                                 Federated Insurance Series
                                                                ----------------------------------------------------------
                                                                                   High
                                                                     American     Income       Int'l         Prime
                                                                     Leaders       Bond        Small         Money
                                                                     Fund II      Fund II     Company       Fund II
Investment Income:
       Income:
         Dividend Distributions                              $           128         677            -            568
         Capital Gains Distributions                                   1,282          58            -              -
                                                                ----------------------------------------------------------
           Total Income                                                1,410         735            -            568
                                                                ----------------------------------------------------------
       Expenses:
         Mortality and Expense Fees                                      216         128            -            173
         Administrative Fees                                              16           6            -             15
                                                                ----------------------------------------------------------
           Total Expenses                                                232         134            -            188
                                                                ----------------------------------------------------------
               Investment Income (Loss)                                1,178         601            -            380
                                                                ----------------------------------------------------------
       Realized and Unrealized Gain on Investments:
         Realized Gain (Loss)                                             77         (36)           -              -
         Unrealized Appreciation (Depreciation)                         (672)       (518)           -              -
                                                                ----------------------------------------------------------
               Net Gain (Loss) on Investments                           (595)       (554)           -              -
                                                                ----------------------------------------------------------
               Increase (Decrease) in Net
                   Assets from Operations                    $           583          47            -            380
                                                                ==========================================================


                                                                          MFS Variable Insurance Trust
                                                  --------------------------------------------------------------------------------
                                                                   Emerging      Total                  Global
                                                      Research      Growth      Return      Bond         Gov'ts       Utilities
                                                       Series       Series      Series     Series        Series        Series
                                                  --------------------------------------------------------------------------------
Investment Income:
       Income:
         Dividend Distributions                 $          30           -          172        70          23            133
         Capital Gains Distributions                      160           -          320         5           -            670
                                                  --------------------------------------------------------------------------------
           Total Income                                   190           -          492        75          23            803
                                                  --------------------------------------------------------------------------------
       Expenses:
         Mortality and Expense Fees                       221         273          138        42           5            180
         Administrative Fees                               18          24            8         2           -             12
           Total Expenses                                 239         297          146        44           5            192
                                                  --------------------------------------------------------------------------------
               Investment Income (Loss)                   (49)       (297)         346        31          18            611
                                                  --------------------------------------------------------------------------------
       Realized and Unrealized Gain on Investments:
         Realized Gain (Loss)                             306         967           46         3          (2)            83
         Unrealized Appreciation (Depreciation)         3,053      12,473         (282)     (124)        (30)         3,044
                                                  --------------------------------------------------------------------------------
               Net Gain (Loss) on Investments           3,359      13,440         (236)     (121)        (32)         3,127
                                                  --------------------------------------------------------------------------------
               Increase (Decrease) in Net
                   Assets from Operations       $       3,310      13,143          110       (90)        (14)         3,738
                                                  ================================================================================


                                                                            American Century Variable Portfolios
                                                                ---------------------------------------------------
                                                                        VP                                  VP*
                                                                     Capital       VP           VP*       Income
                                                                      Apprec      Int'l        Value     & Growth
                                                                ---------------------------------------------------
Investment Income:
       Income:
         Dividend Distributions                              $            -           -            -           -
         Capital Gains Distributions                                      -           -            -           -
           Total Income                                                   -           -            -           -
       Expenses:
         Mortality and Expense Fees                                      29          84            2           3
         Administrative Fees                                              2           7            1           -
                                                                ---------------------------------------------------
           Total Expenses                                                31          91            3           3
                                                                ---------------------------------------------------
               Investment Income (Loss)                                 (31)        (91)          (3)         (3)
                                                                ---------------------------------------------------
       Realized and Unrealized Gain on Investments:
         Realized Gain (Loss)                                            17         277            -           -
         Unrealized Appreciation (Depreciation)                       1,036       3,225          (37)         67
                                                                ---------------------------------------------------
               Net Gain (Loss) on Investments                         1,053       3,502          (37)         67
                                                                ---------------------------------------------------
               Increase (Decrease) in Net
                   Assets from Operations                    $        1,022       3,411          (40)         64
                                                                ===================================================


                                                                              Dreyfus Variable Investment Fund
                                                                --------------------------------------------------------------
                                                                                   Small
                                                                     Apprec.        Cap        Stock         Socially*
                                                                    Portfolio    Portfolio     Index        Responsible
                                                                --------------------------------------------------------------
Investment Income:
       Income:
         Dividend Distributions                              $            74           7          209                 -
         Capital Gains Distributions                                      49           -          184                61
                                                                --------------------------------------------------------------
           Total Income                                                  123           7          393                61
                                                                --------------------------------------------------------------
       Expenses:
         Mortality and Expense Fees                                      145         159          252                 5
         Administrative Fees                                              12          16           19                 -
                                                                --------------------------------------------------------------
           Total Expenses                                                157         175          271                 5
                                                                --------------------------------------------------------------
               Investment Income (Loss)                                  (34)       (168)         122                56
                                                                --------------------------------------------------------------
       Realized and Unrealized Gain on Investments:
         Realized Gain (Loss)                                            104          36           94                 -
         Unrealized Appreciation (Depreciation)                          898       2,236        3,017               156
                                                                --------------------------------------------------------------
               Net Gain (Loss) on Investments                          1,002       2,272        3,111               156
                                                                --------------------------------------------------------------
               Increase (Decrease) in Net
                   Assets from Operations                    $           968       2,104        3,233               212
                                                                ==============================================================


                                                              JP Morgan                  Franklin Templeton Variable Products

                                                                      Small*       Real
                                                         Equity*      Company     Estate     Small      Developing       Int'l*
                                                        Portfolio   Portfolio      Fund       Cap        Markets          Fund

Investment Income:
       Income:
         Dividend Distributions                      $       3           -           -           -              -               -
         Capital Gains Distributions                        69           7           -           -              -               -
                                                       ------------------------ ----------------------------------------------------
           Total Income                                     72           7           -           -              -               -
                                                       ------------------------ ----------------------------------------------------
       Expenses:
         Mortality and Expense Fees                          3           1           -           -              -               2
         Administrative Fees                                 2           1           -           -              -               1
                                                       ------------------------ ----------------------------------------------------
           Total Expenses                                    5           2           -           -              -               3
                                                       ------------------------ ----------------------------------------------------
               Investment Income (Loss)                     67           5           -           -              -              (3)
                                                       ------------------------ ----------------------------------------------------
       Realized and Unrealized Gain on Investments:
         Realized Gain (Loss)                                -          12           -           -              -               2
         Unrealized Appreciation (Depreciation)             (1)         38           -           -              -              78
                                                       ------------------------ ----------------------------------------------------
               Net Gain (Loss) on Investments               (1)         50           -           -              -              80
                                                       ------------------------ ----------------------------------------------------

               Increase (Decrease) in Net
                   Assets from Operations            $      66          55           -           -              -              77
                                                       ======================== ====================================================


                                                            Calamos    A I M Variable Insurance Funds Seligman Portfolios
                                                        ------------- ------------------------------- -------------------
                                                                         Dent                          Comm
                                                         Convertible*    Demo      New      Value       &      Capital
                                                          Portfolio     Trends  Technology   Fund      Info   Portfolio      Total
                                                        ------------- ------------------------------- -------------------- ---------
Investment Income:
       Income:
         Dividend Distributions                      $          23          -           -       -        -            -       2,117
         Capital Gains Distributions                             -          -           -       -        -            -       2,865
                                                        -------------  ------------------------------- ------------------- ---------
           Total Income                                         23          -           -       -        -            -       4,982
                                                        -------------  ------------------------------- ------------------- ---------
       Expenses:
         Mortality and Expense Fees                              7          -           -       -        -            -       2,068
         Administrative Fees                                     1          -           -       -        -            -         163
                                                        -------------  ------------------------------- ------------------- ---------
           Total Expenses                                        8          -           -       -        -            -       2,231
                                                        -------------  ------------------------------- ------------------- ---------
               Investment Income (Loss)                         15          -           -       -        -            -       2,751
                                                        -------------  ------------------------------- ------------------- ---------
       Realized and Unrealized Gain on Investments:
         Realized Gain (Loss)                                    1          -           -       -        -            -       1,987
         Unrealized Appreciation (Depreciation)                249          -           -       -        -            -      27,906
                                                        -------------  ------------------------------- ------------------- ---------
               Net Gain (Loss) on Investments                  250          -           -       -        -            -      29,893
                                                        -------------  ------------------------------- ------------------- ---------
               Increase (Decrease) in Net
                   Assets from Operations            $         265          -           -       -        -            -      32,644
                                                        =============  =============================== =================== =========

* For the period May 3, 1999 (inception date) through December 31, 1999.

                 See accompanying Notes to Financial Statements


               Kansas City Life Variable Annuity Separate Account
                       Statement of Changes in Net Assets
                 Year ended December 31, 1999 (except as noted)
                                 (in thousands)

                                                                     Federated Insurance Series
                                                --------------------------------------------------------------
                                                                        High
                                                     American          Income         Int'l       Prime
                                                      Leaders           Bond          Small       Money
                                                       Fund II         Fund II        Company     Fund II
                                                --------------------------------------------------------------
Change in Net Assets from Operations:
     Investment Income (Loss)                $          1,178            601              -           380
     Realized Gain (Loss)                                  77            (36)             -             -
     Unrealized Appreciation (Depreciation)              (672)          (518)             -             -
                                                --------------------------------------------------------------
       Change in Net Assets from Operations               583             47              -           380

Deposits                                                3,784          1,732              -        23,646

Payments and Withdrawals:
     Death Benefits                                       122             26              -           722
     Withdrawals                                          599            342              -         1,065
     Transfers (in) out                                (1,058)            71              -        11,539
       Payments and Withdrawals                          (337)           439              -        13,326
                                                --------------------------------------------------------------

Net Assets:
     Net Increase                                       4,704          1,340              -        10,700
    Beginning of Year                                  12,692          8,243              -         8,199
                                                --------------------------------------------------------------

       End of Year                           $         17,396          9,583              -        18,899
                                                ==============================================================


                                                                    MFS Variable Insurance Trust
                                                ----------------------------------------------------------------------
                                                               Emerging    Total               Global
                                                   Research     Growth     Return    Bond      Gov'ts      Utilities
                                                    Series      Series     Series   Series     Series        Series
                                                ----------------------------------------------------------------------
Change in Net Assets from Operations:
     Investment Income (Loss)                 $       (49)        (297)       346       31        18           611
     Realized Gain (Loss)                             306          967         46        3        (2)           83
     Unrealized Appreciation (Depreciation)         3,053       12,473       (282)    (124)      (30)        3,044
                                                ----------------------------------------------------------------------
       Change in Net Assets from Operations         3,310       13,143        110      (90)      (14)        3,738

Deposits                                            2,764        5,232      1,948      485        48         4,533

Payments and Withdrawals:
     Death Benefits                                   157           78        100       16         8            42
     Withdrawals                                      697        1,221        383      561        19           589
     Transfers (in) out                               339          (15)      (746)    (350)      (36)       (2,085)
       Payments and Withdrawals                     1,193        1,284       (263)     227        (9)       (1,454)
                                                ----------------------------------------------------------------------

Net Assets:
     Net Increase                                   4,881       17,091      2,321      168        43         9,725
     Beginning of Year                             14,052       15,114      8,275    2,698       352         8,871
                                                ----------------------------------------------------------------------

       End of Year                            $    18,933       32,205     10,596    2,866       395        18,596
                                                ======================================================================


                                                       American Century Variable Portfolios
                                                 -------------------------------------------------
                                                      VP                                  VP*
                                                    Capital         VP         VP*      Income
                                                    Apprec        Int'l       Value    & Growth
                                                 -------------------------------------------------
Change in Net Assets from Operations:
     Investment Income (Loss)                 $       (31)          (91)         (3)         (3)
     Realized Gain (Loss)                              17           277           -           -
     Unrealized Appreciation (Depreciation)         1,036         3,225         (37)         67
                                                 -------------------------------------------------
       Change in Net Assets from Operations         1,022         3,411         (40)         64

Deposits                                              343         1,267         441         636

Payments and Withdrawals:
     Death Benefits                                    16            12           -           -
     Withdrawals                                      103           295           -           2
     Transfers (in) out                               304           455        (297)       (307)
       Payments and Withdrawals                       423           762        (297)       (305)
                                                  ------------------------------------------------
Net Assets:
     Net Increase                                     942         3,916         698       1,005
     Beginning of Year                              1,799         4,995           -           -
                                                  ------------------------------------------------

      End of Year                             $     2,741         8,911         698       1,005
                                                  ================================================


                                                                          Dreyfus Variable Investment Fund
                                                         -------------------------------------------------------------------
                                                                               Small
                                                              Apprec.           Cap           Stock          Socially*
                                                             Portfolio       Portfolio        Index         Responsible
                                                         -------------------------------------------------------------------
Change in Net Assets from Operations:
     Investment Income (Loss)                         $           (34)          (168)           122                 56
     Realized Gain (Loss)                                         104             36             94                  -
     Unrealized Appreciation (Depreciation)                       898          2,236          3,017                156
                                                         -------------------------------------------------------------------
       Change in Net Assets from Operations                       968          2,104          3,233                212

Deposits                                                        3,665          2,264          7,215                975

Payments and Withdrawals:
     Death Benefits                                                31             25             20                  -
     Withdrawals                                                  347            318            709                  6
     Transfers (in) out                                        (1,533)           736         (3,198)              (674)
       Payments and Withdrawals                                (1,155)         1,079         (2,469)              (668)
                                                         -------------------------------------------------------------------

Net Assets:
     Net Increase                                               5,788          3,289         12,917              1,855
     Beginning of Year                                          7,365         10,039         12,615                  -
                                                         -------------------------------------------------------------------

       End of Year                                    $        13,153         13,328         25,532              1,855
                                                         ===================================================================


                                                        JP Morgan               Franklin Templeton Variable Products
                                                 ------------------------ ------------------------------------------------
                                                                 Small*       Real
                                                    Equity*     Company      Estate      Small     Developing     Int'l*
                                                   Portfolio   Portfolio      Fund        Cap        Markets       Fund
                                                 ------------------------ ------------------------------------------------
Change in Net Assets from Operations:
     Investment Income (Loss)                  $        67           5          -           -             -          (3)
     Realized Gain (Loss)                                -          12          -           -             -           2
     Unrealized Appreciation (Depreciation)             (1)         38          -           -             -          78
                                                 ------------------------ ------------------------------------------------
       Change in Net Assets from Operations             66          55          -           -             -          77

Deposits                                               763         180          -           -             -         348

Payments and Withdrawals:
     Death Benefits                                      -           -          -           -             -           -
     Withdrawals                                         4           -          -           -             -           6
     Transfers (in) out                               (356)        (30)         -           -             -        (504)
       Payments and Withdrawals                       (352)        (30)         -           -             -        (498)
                                                  ----------------------- ------------------------------------------------
Net Assets:
     Net Increase                                    1,181         265          -           -             -         923
     Beginning of Year                                   -           -          -           -             -           -
                                                  ----------------------- ------------------------------------------------

       End of Year                             $     1,181         265          -           -             -         923
                                                  ======================= ================================================


                                                    Calamos       A I M Variable Insurance Funds  Seligman Portfolios
                                                ---------------- ------------------------------- ----------------------
                                                                   Dent                           Comm
                                                  Convertible *    Demo      New       Value        &       Capital
                                                  Portfolio       Trends  Technology   Fund       Info     Portfolio        Total
                                                ---------------- ------------------------------- ---------------------- ------------
Change in Net Assets from Operations:
     Investment Income (Loss)                $         15             -         -         -          -            -           2,751
     Realized Gain (Loss)                               1             -         -         -          -            -           1,987
     Unrealized Appreciation (Depreciation)           249             -         -         -          -            -          27,906
                                                ---------------- ------------------------------- -----------------------------------
       Change in Net Assets from Operations           265             -         -         -          -            -          32,644

Deposits                                            1,280             -         -         -          -            -          63,549

Payments and Withdrawals:
     Death Benefits                                     -             -         -         -          -            -           1,375
     Withdrawals                                       16             -         -         -          -            -           7,282
     Transfers (in) out                              (588)            -         -         -          -            -           1,667
       Payments and Withdrawals                      (572)            -         -         -          -            -          10,324
                                                ---------------- -------------------------------- ----------------------------------

Net Assets:
     Net Increase                                   2,117             -         -         -          -            -          85,869
     Beginning of Year                                  -             -         -         -          -            -         115,309
                                                ---------------- -------------------------------- ----------------------------------

       End of Year                           $      2,117             -         -         -          -            -         201,178
                                                ================ ================================ ==================================

* For the period May 3, 1999 (inception date) through December 31, 1999.

                 See accompanying Notes to Financial Statements


               Kansas City Life Variable Annuity Separate Account
                          Notes to Financial Statements



1.   Organization and Significant Accounting Policies

     Organization

Kansas City Life Variable Annuity Separate Account, marketed as Century II Variable Annuity, (the Account) is a separate account of Kansas City Life Insurance Company (KCL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from KCL's other assets and liabilities. The portion of the Accounts' assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business KCL may be conducting.

All deposits received by the Account have been directed by the contract owners into subaccounts of nine series-type mutual funds, as listed below, or into KCL's Fixed Account.

Federated Insurance Series

American Leaders Fund II                   Long-term growth of capital and income by investing primarily in equity securities of large companies that are in the top 25 percent of their industry sectors

High Income Bond Fund II                   High current income by investing in high-yield, lower-rated corporate bonds (also known as "junk bonds")

International Small Company                Long-term growth of capital by investing in equity securities of
Fund II                                    smaller foreign companies

Prime Money Fund II                        Current income with stability of principal and liquidity by investing in short-term, high-quality fixed income securities

MFS Variable Insurance Trust
Research Series                            Long-term growth of capital and future income by investing in common stocks of companies having favorable prospects for long-term growth

Emerging Growth Series                     Long-term growth of capital by investing in common stocks of emerging growth companies

Total Return Series                        Income and opportunities for growth of capital and income by investing in a combination of equity and fixed income securities

Bond Series                                Current income and protection of shareholders' capital by investing in fixed income securities

Global Governments Series                  Income and capital appreciation by investing in U.S. and foreign governments securities

Utilities Series                           Capital growth and current income by investing in equity and debt securities of domestic and foreign companies in the utilities industry


               Kansas City Life Variable Annuity Separate Account
                    Notes to Financial Statements (continued)


American Century Variable Portfolios
VP Capital Appreciation                    Capital growth by investing in common stocks of growing companies

VP International                           Capital growth by investing in stocks of growing foreign companies

VP Value                                   Long-term capital growth and income by investing in stocks of companies believed to be undervalued

VP Income and Growth                       Capital growth by investing in common stocks primarily from the largest 1,500 publicly traded U.S. companies

Dreyfus Variable Investment Fund
Appreciation Portfolio                     Long-term capital growth and income by investing in common stocks of large "blue chip"
                                           companies

Small Cap Portfolio                        Capital appreciation by investing in common stock of small U.S. and foreign companies

Dreyfus Stock Index Fund                   Match the total return of the Standard & Poor's (S&P) 500 Composite Stock Price Index
                                           by investing in all 500 stocks in the S&P 500 in proportion to their weighting in the index

The Dreyfus Socially Responsible           Capital growth and current income by investing in common stocks
Growth Fund, Inc.                          of companies that meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the qualify of life in America

J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio          High total return by investing in large and medium U.S. companies, with industry weighting similar to those of the S&P 500

Small Company Portfolio                    High total return by investing in small and medium U.S. companies, as typically represented by the Russell 2000 Index

Franklin Templeton Variable Products Series Fund

Franklin Real Estate Fund                  Capital appreciation and current income by investing in securities of companies operating in the real estate industry

Franklin Small Cap Fund                    Long-term capital growth by investing in equity securities of small U.S. companies

Templeton Developing Markets               Long-term capital appreciation by investing in emerging market Equity Securities Fund equity securities

Templeton International Securities         Long-term capital growth by investing in equity securities of
 Fund                                       companies located outside the U.S.

               Kansas City Life Variable Annuity Separate Account
                    Notes to Financial Statements (continued)


Calamos Advisors Trust
Convertible Portfolio                      Current income and capital appreciation by investing in a diversified portfolio of convertible securities

A I M Variable Insurance Funds
V.I. Dent Demographic                      Long-term growth of capital by investing in securities of companies
Trends Fund                                          that are likely to benefit from changing demographic, economic and lifestyle trends

V.I. New Technology Fund                   Long-term growth of capital by investing at least 65% of its total net assets in equity securities of technology and science companies

V.I. Value Fund                            Long-term growth of capital and income by investing in equity securities of companies believed to be undervalued

Seligman Portfolios, Inc.
Communications and Information             Capital gain by investing in securities of companies operating in
Portfolio                                  the communications, information and related industries

Capital Portfolio                          Capital appreciation by investing in common stocks of medium-sized U.S. companies displaying a proven track record and strong management



     Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



     Reinvestment of Dividends

Interest and dividend income and capital gains distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective subaccount. Capital gains distributions are recorded as income on the date earned.



     Federal Income Taxes

The operations of the Account form a part of, and are taxed with, the operations of KCL, which is taxed as a life insurance company under the Internal Revenue Code. As a result, the net asset values of the subaccounts are not affected by federal income taxes on income distributions received by the subaccounts.


               Kansas City Life Variable Annuity Separate Account
                    Notes to Financial Statements (continued)



     Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at quoted market value (NAV of the underlying mutual fund). The average cost method is used to determine realized gains and losses. Transactions are recorded on a trade date basis.

The aggregate cost of purchases and proceeds from sales were as follows:

                                                  Cost of         Proceeds
2000:                                            Purchases       from Sales
                                                        (in thousands)

American Leaders Fund II                        $   6,231            5,717
High Income Bond Fund II                            4,266            5,254
International Small Company                           257               57
Prime Money Fund II                                48,621           54,052
MFS Research Series                                10,774            4,610
MFS Emerging Growth Series                         21,348            8,539
MFS Total Return Series                             3,830            3,184
MFS Bond Series                                     1,149            1,204
MFS Global Governments Series                         208              112
MFS Utilities Series                               14,933            5,377
ACI VP Capital Appreciation                         4,274            1,257
ACI VP International                                7,977            2,817
ACI VP Value                                          945              581
ACI VP Income and Growth                            3,192            1,907
Dreyfus Appreciation Portfolio                      6,546            4,379
Dreyfus Small Cap Portfolio                        13,723            3,633
Dreyfus Stock Index Fund                           16,293           10,844
Dreyfus Socially Responsible Growth Fund            4,387            1,164
JP Morgan U.S. Disciplined Equity Portfolio         2,809              589
JP Morgan Small Company Portfolio                   2,329              700
Franklin Real Estate Fund                              27               18
Franklin Small Cap Fund                               535               54
Templeton Developing Markets Securities Fund           55                3
Templeton International Securities Fund             1,832              653
Calamos Convertible Portfolio                      10,174            2,521
A I M V.I. Dent Demographic Trends Fund             1,472              100
A I M V.I. New Technology Fund                        807              128
A I M V.I. Value                                      930              122
Seligman Capital Portfolio                          1,592               47
Seligman Communications and Information Portfolio   1,144              115


               Kansas City Life Variable Annuity Separate Account
                    Notes to Financial Statements (continued)




                                           Cost of                Proceeds
1999:                                     Purchases              from Sales
                                                    (in thousands)

American Leaders Fund II                 $   9,036                 3,737
High Income Bond Fund II                     4,542                 2,648
Prime Money Fund II                         42,253                31,553
MFS Research Series                          5,327                 3,805
MFS Emerging Growth Series                  10,630                 6,979
MFS Total Return Series                      4,526                 1,969
MFS Bond Series                              1,588                 1,299
MFS World Governments Series                   251                   176
MFS Utilities Series                         9,589                 2,991
ACI VP Capital Appreciation                    543                   654
ACI VP International                         2,680                 2,266
ACI VP Value                                   858                   123
ACI VP Income and Growth                     1,319                   381
Dreyfus Capital Appreciation Portfolio       7,618                 2,832
Dreyfus Small Cap Portfolio                  4,690                 3,673
Dreyfus Stock Index Fund                    14,134                 4,328
Dreyfus Socially Responsible Fund            2,154                   455
JP Morgan Equity Portfolio                   1,407                   225
JP Morgan Small Company Portfolio              350                   135
Templeton International Fund                 1,004                   161
Calamos Convertible Portfolio                2,125                   258



2.   Variable Annuity Contract Charges

KCL deducts an administrative fee of $30 per year for each contract under $50,000. Mortality and expense risks assumed by KCL are compensated for by a fee equivalent to an annual rate of 1.25 percent of the asset value of each contract of which 0.70 percent is for assuming mortality risks and 0.55 percent is for expense risk. Additionally, KCL is compensated for administration expenses by a fee based on an annual rate of 0.15 percent of the asset value of each contract.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law upon surrender.

Other charges are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year.

A contingent deferred sales charge is assessed against certain withdrawals during the first seven years of the contract, declining from 7 percent in the first three years to 2 percent in the seventh year. During 2000, $608,000 ($335,000 - 1999) was assessed in surrender charges and other contract charges totaled $3,527,000 ($2,231,000 - 1999).

                          Independent Auditors' Report



The Contract Owners
Kansas City Life Variable Annuity Separate Account and
The Board of Directors
Kansas City Life Insurance Company:


We have audited the accompanying statement of net assets of Kansas City Life Variable Annuity Separate Account (the Account) (comprised of the individual subaccounts as indicated therein) as of December 31, 2000 and the related statements of operations and changes in net assets for the year then ended, except for those individual series operating for portions of such period as disclosed in the financial statements. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kansas City Life Variable Annuity Separate Account as of December 31, 2000 and the results of its operations and its changes in net assets for the years for the periods described above in conformity with accounting principles generally accepted in the United States of America.

                                    /s/KPMG LLP
                                    KPMG LLP



April 6, 2001



Report of Independent Auditors

The Contract Owners
Kansas City Life Variable Annuity Separate Annuity and
The Board of Directors
Kansas City Life Insurance Company

We have audited the accompanying statements of operations and changes in net assets of Kansas City Life Variable Annuity Separate Account (the Account) (comprised of the individual subaccounts as indicated therein) for the year ended December 31, 1999, except for those individual series operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of Kansas City Life Insurance Company's management. Our responsibility is to express an opinion of these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets of Kansas City Variable Annuity Separate Account for the period described above in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP
Ernst & Young LLP

Kansas City, Missouri
March 31, 2000



                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements included in the SAI.

(b)  Exhibits

     (1) Resolutions of the board of directors of Kansas City Life Insurance Company ("Kansas City Life") establishing Kansas City Life Variable Annuity Separate Account (the "Variable Account").1/

     (2)  Not Applicable.

     (3) Underwriting Agreement between Kansas City Life and Sunset Financial Services, Inc. ("Sunset Financial").2/

     (4)  (a) Contract Form.9/

          (b) Bonus Endorsement M465.9/

          (c) Bonus Endorsement M466.9/

     (5)  Contract Application.9/

     (6)  (a)  Restated Articles of Incorporation of Kansas City Life.1/

          (b)  By-Laws of Kansas City Life.7/

     (7)  Not Applicable.


     (8)  (a)  Form of  Participation  Agreement  with  MFS  Variable  Insurance
          Trust.2/

          (b)  Form of Participation Agreement with TCI Portfolios, Inc.2/

          (c)  Form  of   Participation   Agreement  with  Federated   Insurance
               Series.2/

          (d) Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc.6/

          (e) Agreement between Kansas City Life Insurance Company and J. P. Morgan Series Trust II.4/

          (f) Amended and Restated agreement between Kansas City Life Insurance Company and each of Calamos Insurance Trust, Calamos Asset management, Inc. and Calamos Financial Services, Inc.5/

          (g) Form of Participation Agreement between Kansas City Life Insurance Company and each of Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc.8/

          (h) Amendment to Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/ Dreyfus Stock Index
               Fund).4/

          (i) Revised Exhibit B to Fund Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Securities Corp.8/

          (j) Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Kansas City Life Insurance Company.8/

          (k)  Form of Fund  Participation  Agreement  between  Kansas City Life
               Insurance  Company  and  Seligman   Portfolios,   Inc.,  Segliman
               Advisors, Inc.8/

     (9)  Opinion and Consent of Counsel.

     (10) (a) Consent of  Sutherland Asbill & Brennan LLP.

          (b) Consent of Ernst & Young LLP.

          (c) Consent of KPMG LLP.

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Schedule for computation of performance quotations.3/

     (14) Not applicable.

----------------

     1 Incorporated by reference to the Registrant's registration statement filed with the Securities and Exchange Commission on March 3, 1995 (File No. 33-89984).

     2 Incorporated by reference to the Registrant's Pre-Effective Amendment No.1 to its Registration statement filed with the Securities and Exchange Commission on August 25, 1995 (File No. 33-89984).


     3 Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to its Registration Statement filed with the Securities and Exchange Commission on April 30, 1996. (File No. 33-89984).

     4 Incorporated by reference to the Form S-6 Registration Statement (File No. 033-95354) for Kansas City Life Variable Life Separate Account filed on April 19, 1999.

     5 Incorporated by reference to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Life Variable Life Separate Account filed on April 30, 1999.

     6 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Variable Life Separate Account filed on July 15, 1997.

     7    Incorporated   herein  by  reference  to  the  Form  S-6  Registration
          Statement filed with the Securities and Exchange Commission on October 31, 2000 (File No. 333-49000).

     8 Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 to its Registration Statement filed with the Securities and Exchange Commission on August 28, 2000 (File No. 33-89984).

     9 Incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-52290) for Kansas City Life Variable Seperate Account filed on December 20, 2000.


Item 25.  Directors and Officers of the Depositor

        Name and Principal
        Business Address*               Position and Offices with Depositor


        Joseph R. Bixby                 Director, Chairman of the Board
        R. Philip Bixby                 Director, Vice Chairman of the Board,
                                           President and CEO
        Richard L. Finn                 Director, Senior Vice President, Finance
        Jack D. Hayes                   Director,Senior Vice President-Emeritus,
                                         Marketing
        Robert C. Miller                Senior Vice President, Administrative
                                         Services
        Charles R. Duffy, Jr.           Senior Vice President, Operations
        Michael P. Horton               Vice President, Group
        John K. Koetting                Vice President and Controller
        C. John Malacarne               Director, Vice President, General
                                         Counsel and Secretary
        Walter E. Bixby                 Director
        Anne C. Moberg                  Treasurer
        Daryl D. Jensen                 Director
        Nancy Bixby Hudson              Director
        Webb R. Gilmore                 Director
        Warren J. Hunzicker             Director
        Michael J. Ross                 Director
        Elizabeth T. Solberg            Director
        Larry Winn Jr.                  Director
        Peter Hathaway, M.D.            Vice President and Medical Director
        Scott M. Stone                  Vice President, Securities
        Mark A. Milton                  Senior Vice President and Actuary
        Robert J. Milroy                Vice President, Policy Administration
        Robert E. Janes                 Assistant Vice President, Assistant
                                         Controller
        David A. Laird                  Assistant Vice President, Assistant
                                         Controller


        * The principal business address of all the persons listed above is 3520 Broadway, Kansas City, Missouri 64111-2565.


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                     Percent of Voting
Name                  Jurisdiction   Securities Owned         Principal Business


Sunset Life Insurance Washington   Ownership of all voting    Insurance
Company of America                 securities by depositor

Sunset Financial                   Ownership of all voting
Services, Inc.        Washington   securities by Sunset Life
                                   Insurance Company of
                                   America                    Broker/Dealer

KCL Service                        Ownership of all voting
Company               Missouri     securities by depositor   Marketing Insurance

Lioness Realty                     Ownership of all voting   Real Estate
Group, Inc.           Missouri     securities by depositor   Services

Property Operating                 Ownership of all voting   Real Estate
Company               Missouri     securities by depositor   Services

Old American                       Ownership of all voting
Insurance Company     Missouri     securities by depositor   Insurance


Contact Data, Inc.    Missouri     Ownership of all voting
                                   securities by depositor   Direct Marketing
Kansas City Life
Financial Group, Inc. Missouri     Ownership of all voting
                                   securities by depositor   Insurance Marketing

Item 27.  Number of Contract owners


Item 28.  Indemnification

        The By-Laws of Kansas City Life Insurance  Company provide,  in part, in
Article XII:

        1. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partner ship, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

        2. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

        3. To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.

        4. Any indemnification under Sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company .

        5. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.

        6. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

        7. The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct . Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.

        8. The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.

        9. For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer , employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

        10. For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.

        11. Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.

        12. To the extent that the indemnification of Officers, Directors or employees as permitted under Section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by Section 351.355.

        13. The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.

        14. If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.

        Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.

        Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

        (a) Sunset Financial Services, Inc. is the registrant's principal underwriter.

        (b)     Officers and Directors of Sunset Financial.

Name and Principal                      Positions and Offices
Business Address*                       With the Underwriter

Gregory E. Smith                        President, Director
Daryl D. Jensen                         Director

Gary K. Hoffman                         Secretary, Director

Robert E. Janes                         Treasurer
Jack D. Hayes                           Chairman of the Board and Director
Walter E. Bixby                         Director
R. Philip Bixby                         Director
Kelly T. Ullom                          Vice President
Bruce Olberding                         Vice President
Anne C. Moberg                          Assistant Treasurer
Susanna J. Denney                       Assistant Vice President
Billy J. Dahle                          Assistant Vice President

* The principal business address of all of the persons listed above is P.O. Box 219365, Kansas City, Missouri, 64121-9365.

Item 30.  Location Books and Records

        All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life at 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 31.  Management Services

        All management contracts are discussed in Part A or Part B of this registration statement.

Item 32.  Undertakings and Representations

        (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the policies offered herein are being accepted.

        (b) The registrant undertakes that it will include either (1) as part of any application to purchase a policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Kansas City Life for a Statement of Additional Information.

        (c) The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to Kansas City Life at the address or phone number listed in the prospectus.

        (d) Kansas City Life represents that in connection with its offering of the policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

        (e) Kansas City Life Insurance Company hereby represents that the fees and charges deducted under the Contracts described in this post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by Kansas City Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kansas City Life Variable Annuity Separate Account, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Kansas City and the State of Missouri on the 19th day of December, 2000.

[Seal]                        Kansas City Life Variable
                              Annuity Separate Account
                              Registrant


                              Kansas City Life Insurance Company


                              Depositor

Attest:  /s/C. John Malacarne                     By: /s/R. Philip Bixby
            C. John Malacarne                        R. Philip Bixby, President,
                                                     CEO, and Vice Chairman of
                                                     the Board


Pursuant to the requirements of the Securities Act of 1933, Kansas City Life Insurance Company has duly caused this Registration Statement to be signed on its behalf by the following persons in the capacities indicated and on the date(s) set forth below.

Signature                Title                               Date


/s/R. Philip Bixby      President, CEO, and Vice Chairman    April 23, 2001
R. Philip Bixby         of the Board


/s/Richard L. Finn      Senior Vice President, Finance       April 23, 2001
Richard L. Finn         and Director
                        (Principal Financial Officer)

/s/John K. Koetting     Vice President and Controller        April 23, 2001
John K. Koetting        (Principal Accounting Officer)

/s/ J. R. Bixby         Chairman of the Board and            April 23, 2001
J.R. Bixby              Director


/s/W. E. Bixby          Director                             April 23, 2001
W. E. Bixby

/s/Daryl D. Jensen
Daryl D. Jensen         Director                             April 23, 2001

/s/C. John Malacarne    Director                             April 23, 2001
C. John Malacarne

/s/Jack D. Hayes        Director                             April 23, 2001
Jack D. Hayes

/s/Webb R. Gilmore      Director                             April 23, 2001
Webb R. Gilmore

/s/Warren J. Hunzicker, M.D.
Warren J. Hunzicker, M.D. Director                           April 23, 2001

/s/Michael J. Ross
Michael J. Ross         Director                             April 23, 2001

/s/Elizabeth T. Solberg
Elizabeth T. Solberg    Director                             April 23, 2001

/s/E. Larry Winn Jr.    Director                             April 23, 2001
E. Larry Winn Jr.

/s/Nancy Bixby Hudson
Nancy Bixby Hudson      Director                             April 23, 2001

        EXHIBIT INDEX

Page No.*

     (9)  Opinion and Consent of Counsel.

     (10) (a) Consent of  Sutherland Asbill & Brennan LLP.

          (b) Consent of Ernst & Young LLP.

          (c) Consent of KPMG LLP.


* Page numbers included only in manually executed original in compliance with Rule 403(d) under the Securities Act of 1933.

     Exhibit 9
     Opinion and Consent of Counsel.

     Exhibit 10(a)
     Consent of  Sutherland Asbill & Brennan LLP.

     Exhibit 10(b)
     Consent of Ernst & Young LLP.

     Exhibit 10(c)
     Consent of KPMG LLP.